PROSPECTUS
Investment and Service Class Shares

MAY 1, 2007

(as amended on: May 2, 2007; May 14, 2007; September 10, 2007; October 5, 2007; October 25, 2007, November 5, 2007 and February 15, 2008)

Pennsylvania Mutual Fund	Royce Value Plus Fund

Royce Micro-Cap Fund	Royce Technology Value Fund

Royce Premier Fund	Royce 100 Fund

Royce Low-Priced Stock Fund	Royce Discovery Fund

Royce Total Return Fund	Royce Financial Services Fund

Royce Heritage Fund	Royce Dividend Value Fund

Royce Opportunity Fund	Royce Global Value Fund

Royce Special Equity Fund	Royce European Smaller-Companies Fund

Royce Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

TheRoyceFunds COMMITTED TO SMALLER COMPANIES, DEVOTED TO VALUE

At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce

The Royce Fund
Royce Premier Fund
Supplement to the Prospectus dated May 1, 2007

Royce Premier Fund has been closed to new investors since January 10, 2006. The Fund remains open to additional investment by existing investors and to financial advisors with existing clients in the Fund.

You may continue to purchase shares of the Fund if:

•	You are an existing shareholder of the Fund (either directly or through a financial intermediary) who:
	(i)	adds to your account through the purchase of additional Fund shares; or
	(ii)	adds to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund; or
	(iii)	opens a new account that is registered in your name and has the same Taxpayer Identification or Social Security Number assigned to it. (This includes UGMA/UTMA accounts with you as custodian.)

•

You are a participant in a qualified defined contribution retirement plan, such as a 401(k), profit sharing or money purchase plan, 403(b) plan or 457 plan that invests through existing accounts in the Fund or through a financial intermediary. You may open new accounts in that plan if the Fund is an investment option. IRA transfers and rollovers from these plans can be used to open new accounts.

•	You are a financial advisor with existing clients in the Fund who:
	(i)	adds to existing accounts for your existing clients already invested in the Fund;
	(ii)	opens additional accounts for your existing clients already invested in the Fund; or
	(iii)	opens a new account for your new or existing clients that are not yet invested in the Fund.

•	You are investing through asset allocation based investment programs of certain pre-approved financial intermediaries.

You may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria above. Shareholders in other Royce Funds are not permitted to acquire shares of the Fund by exchange.

Royce reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund; and (iii) close and re-open the Fund to new or existing shareholders at any time.

January 14, 2008

Pennsylvania Mutual Fund

Investment Goal and Principal Strategies
Pennsylvania Mutual Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by both small- and micro-cap companies (those with market capitalizations less than $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. Charles M. Royce manages the Fund, assisted by Jay Kaplan, James Harvey, Lauren Romeo and Frank Gannon.

    Normally, the Fund invests at least 65% of its net assets in the equity securities of such small- and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		485

	Average Market Capitalization		$1,278 million

cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 19.90% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -17.39% (quarter ended 9/30/02).		1 Year	5 Year	10 Year

	Return Before Taxes
	Investment Class	14.78%	14.61%	14.34%
	Service Class	14.49	14.53	14.30

	Return After Taxes on Distributions	13.62	13.75	12.38

	Return After Taxes on Distributions and Sale of Fund Shares	11.08	12.65	11.79

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

3 | The Royce Fund Prospectus 2007

Investment Class Symbol: PENNX | Service Class Symbol: RYPFX

The performance information on page three provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Service Class commenced operations on November 8, 2005. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If

Service Class’s expenses had been reflected, returns prior to November 8, 2005 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.76%	0.76%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.11%	0.15%

Total annual Fund operating expenses	0.87%	1.16%

Expense reimbursements	None	(0.02)%

Net annual Fund operating expenses	0.87%	1.14%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expense ratio at or below 1.14% through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements for Service	Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$89	$278	$482	$1,073

	Service	$116	$366	$636	$1,407

The Royce Fund Prospectus 2007 | 4

Investment Class Symbol: PENNX | Service Class Symbol: RYPFX

Financial Highlights Information
On page 43, you will find the Fund’s Financial Highlights table, which is intended to help you understand each Class’s financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 5

Royce Micro-Cap Fund

Investment Goal and Principal Strategies
Royce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by micro-cap companies, a universe of more than 5,300 companies with stock market capitalizations less than $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. W. Whitney George and Jenifer L. Taylor co-manage the Fund, assisted by David Nadel.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		215

	Average Market Capitalization		$313 million

involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.78% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -23.48% (quarter ended 9/30/02).		1 Year	5 Year	10 Year

	Return Before Taxes
	Investment Class	22.31%	15.84%	15.18%
	Service Class	22.02	15.73	15.12

	Return After Taxes on Distributions	19.43	14.37	13.64

	Return After Taxes on Distributions and Sale of Fund Shares	16.20	13.46	12.92

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

6 | The Royce Fund Prospectus 2007

Investment Class Symbol: RYOTX | Service Class Symbol: RMCFX

The performance information on page six provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes–returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Service Class commenced operations on August 20, 2002. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If

Service Class’s expenses had been reflected, returns prior to August 20, 2002 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.30%	1.30%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.13%	0.38%

Total annual Fund operating expenses	1.43%	1.93%

Expense reimbursements	None	(0.27)%

Net annual Fund operating expenses	1.43%	1.66%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expense ratio at or below 1.66% through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements for Service	Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$146	$452	$782	$1,713

	Service	$169	$580	$1,017	$2,232

The Royce Fund Prospectus 2007 | 7

Investment Class Symbol: RYOTX | Service Class Symbol: RMCFX

Financial Highlights Information
On page 44, you will find the Fund’s Financial Highlights table, which is intended to help you understand each Class’s financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 8

Royce Premier Fund

Investment Goal and Principal Strategies
Royce Premier Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Charles M. Royce and W. Whitney George co-manage the Fund, assisted by Lauren Romeo.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		59

	Average Market Capitalization		$2,063 million

returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).		1 Year	5 Year	10 Year

	Return Before Taxes
	Investment Class	8.81%	14.90%	13.73%
	Service Class	8.61	14.74	13.66

	Return After Taxes on Distributions	8.20	14.23	12.59

	Return After Taxes on Distributions and Sale of Fund Shares	6.56	12.94	11.74

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

9 | The Royce Fund Prospectus 2007

Investment Class Symbol: RYPRX | Service Class Symbol: RPFFX

The performance information on page nine provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Service Class commenced operations on September 3, 2002. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service

Class’s expenses had been reflected, returns prior to September 3, 2002 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.97%	0.97%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.12%	0.16%

Total annual Fund operating expenses	1.09%	1.38%

Expense reimbursements	None	(0.09)%

Net annual Fund operating expenses	1.09%	1.29%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements for Service	Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$111	$347	$601	$1,329

	Service	$131	$428	$747	$1,650

The Royce Fund Prospectus 2007 | 10

Investment Class Symbol: RYPRX | Service Class Symbol: RPFFX

Financial Highlights Information
On page 45, you will find the Fund’s Financial Highlights table, which is intended to help you understand each Class’s financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 11

Royce Low-Priced Stock Fund

Investment Goal and Principal Strategies
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the low-priced equity securities of small- and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth. W. Whitney George manages the Fund, assisted by James A. Skinner III.
    Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small- and micro-cap companies with market capitalizations of less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of low-priced, small- and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		198

	Average Market Capitalization		$1,102 million

of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small-caps, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a quarter was -21.50% (quarter ended 9/30/98).		1 Year	5 Year	10 Year

	Return Before Taxes
	Service Class	18.97%	12.32%	15.97%

	Return After Taxes on Distributions	17.18	11.56	14.48

	Return After Taxes on Distributions and Sale of Fund Shares	14.26	10.67	13.55

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

12 | The Royce Fund Prospectus 2007

Investment Class Symbol: RLPHX | Service Class Symbol: RYLPX

The performance information on page 12 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The performance information shown is for the Fund’s Service Class. The Investment Class commenced operations on March 15, 2007. The returns will differ only to the extent that the classes have different expenses because all classes invest in the same portfolio of securities.

    The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.12%	1.12%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.14%	0.14%

Total annual Fund operating expenses	1.26%	1.51%

Fee waivers and expense reimbursements	(0.02)%	(0.02)%

Net annual Fund operating expenses	1.24%	1.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain each Class’s net annual operating expense ratio at or below the levels listed above through December 31, 2007. The Investment Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements	in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$126	$398	$690	$1,521

	Service	$152	$475	$822	$1,800

The Royce Fund Prospectus 2007 | 13

Investment Class Symbol: RLPHX | Service Class Symbol: RYLPX

Financial Highlights Information
On page 46, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 14

Royce Total Return Fund

Investment Goals and Principal Strategies
The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in dividend-paying securities issued by small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund, assisted by Jay Kaplan, George Necakov and Chris Flynn.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		483

	Average Market Capitalization		$1,746 million

risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 16.00% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).		1 Year	5 Year	10 Year

	Return Before Taxes
	Investment Class	14.54%	13.25%	12.89%
	Service Class	14.32	13.07	12.80

	Return After Taxes on Distributions	13.72	12.69	11.64

	Return After Taxes on Distributions and Sale of Fund Shares	10.52	11.51	10.81

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

15 | The Royce Fund Prospectus 2007

Investment Class Symbol: RYTRX | Service Class Symbol: RYTFX

The performance information on page 15 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Service Class commenced operations on January 3, 2002. Performance information prior to that date is for the Investment Class, which has substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If

Service Class’s expenses had been reflected, returns prior to January 3, 2002 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.95%	0.95%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.14%	0.14%

Total annual Fund operating expenses	1.09%	1.34%

Expense reimbursements	None	(0.05)%

Net annual Fund operating expenses	1.09%	1.29%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements for Service	Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$111	$347	$601	$1,329

	Service	$131	$420	$729	$1,608

The Royce Fund Prospectus 2007 | 16

Investment Class Symbol: RYTRX | Service Class Symbol: RYTFX

Financial Highlights Information
On page 47, you will find the Fund’s Financial Highlights table, which is intended to help you understand each Class’s financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 17

Royce Heritage Fund

Investment Goal and Principal Strategies
Royce Heritage Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap companies, those less than $5 billion in market capitalization. Royce selects these securities from a universe of more than 7,600 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Charles M. Royce manages the Fund, assisted by James Harvey.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by mid-, small- and/or micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
    The prices of mid-, small- and/or micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		158

	Average Market Capitalization		$820 million

considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.70% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -19.70% (quarter ended 9/30/02).		1 Year	5 Year	10 Year

	Return Before Taxes Service Class	22.62%	12.43%	17.84%

	Return After Taxes on Distributions	20.08	10.73	15.48

	Return After Taxes on Distributions and Sale of Fund Shares	15.55	10.18	14.74

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

18 | The Royce Fund Prospectus 2007

Investment Class Symbol: RHFHX | Service Class Symbol: RGFAX

The performance information on page 18 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The performance information shown is for the Fund’s Service Class. The Investment Class commenced operations on March 15, 2007. The returns will differ only to the extent that the classes have different expenses because all classes invest in the same portfolio of securities.
    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Annual Trustee’s Fee—Applies only to GiftShare Accounts	$50	$50

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.24%	0.22%

Total annual Fund operating expenses	1.24%	1.47%

The Investment Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$126	$393	$681	$1,500

	Service	$150	$465	$803	$1,757

	Exclusive of $50 annual trustee’s fee per GiftShare Account. For GiftShare Accounts opened prior to or during 2007, Royce will pay that portion of the currently effective annual trustee’s fee in excess of $50 per account and the trustee’s fee for establishing and terminating the trusts.

Financial Highlights Information
On page 48, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 19

Royce Opportunity Fund

Investment Goal and Principal Strategies
Royce Opportunity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino manages the Fund, assisted by William Hench.
    Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
    Normally, the Fund invests at least 65% of its net assets in equity securities.

	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		302

	Average Market Capitalization		$562 million

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 31.94% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -27.76% (quarter ended 9/30/02).

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Service Class commenced operations on May 22, 2000.
		1 Year	5 Year	10 Year

	Return Before Taxes
	Investment Class	18.76%	15.97%	17.34%
	Service Class	18.51	15.76	17.18

	Return After Taxes on Distributions	16.79	14.64	15.41

	Return After Taxes on Distributions and Sale of Fund Shares	14.66	13.81	14.65

	Russell 2000*	18.37	11.39	9.44

*Reflects no deductions for fees, expenses or taxes.

Performance information prior to that date is for the Investment Class, which has substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns prior to May 22, 2000 for that Class would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class).

20 | The Royce Fund Prospectus 2007

Investment Class Symbol: RYPNX | Service Class Symbol: RYOFX

In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.11%	0.15%

Total annual Fund operating expenses	1.11%	1.40%

Expense reimbursements	None	(0.11)%

Net annual Fund operating expenses	1.11%	1.29%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements for Service	Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$113	$353	$612	$1,352

	Service	$131	$432	$755	$1,670

Financial Highlights Information
On page 49, you will find the Fund’s Financial Highlights table, which is intended to help you understand each Class’s financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 21

Royce Special Equity Fund

Investment Goal and Principal Strategies
Royce Special Equity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the equity securities of small- and micro-cap companies, those with market capitalizations less than $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff. Charles R. Dreifus manages the Fund.
    Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		62

	Average Market Capitalization		$802 million

periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06, the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Investment Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -9.03% (quarter ended 3/31/99).

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Investment Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of
		1 Year	5 Year	Since Inception (5/1/98)

	Return Before Taxes
	Investment Class	14.00%	13.61%	10.75%
	Service Class	13.70	13.43	10.65

	Return After Taxes on Distributions	12.72	13.01	10.24

	Return After Taxes on Distributions and Sale of Fund Shares	10.85	11.89	9.40

	Russell 2000*	18.37	11.39	7.10

*Reflects no deductions for fees, expenses or taxes.

 the Russell 2000, the Fund’s benchmark index. The Service Class commenced operations on October 2, 2003. Performance information prior to that date is for the Investment Class, \which has substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses. If Service Class’s expenses had been reflected, returns prior to October 2, 2003 for that Class would have been lower.

22 | The Royce Fund Prospectus 2007

Investment Class Symbol: RYSEX | Service Class Symbol: RSEFX

    The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.13%	0.44%

Total annual Fund operating expenses	1.13%	1.69%

Expense reimbursements	None	(0.34)%

Net annual Fund operating expenses	1.13%	1.35%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Service Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements for Service	Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$115	$359	$622	$1,375

	Service	$137	$499	$886	$1,969

Financial Highlights Information
On page 50, you will find the Fund’s Financial Highlights table, which is intended to help you understand each Class’s financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 23

Royce Value Fund

Investment Goal and Principal Strategies
Royce Value Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by small- and mid-cap companies, those with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. W. Whitney George and Jay Kaplan co-manage the Fund.
    Normally, the Fund invests at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06 the Fund held a
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		71

	Average Market Capitalization		$1,781 million

limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.07% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -21.02% (quarter ended 9/30/02).		1 Year	5 Year	Since Inception (6/14/01)

	Return Before Taxes
	Service Class	16.76%	16.17%	18.14%

	Return After Taxes on Distributions	16.29	15.36	17.31

	Return After Taxes on Distributions and Sale of Fund Shares	11.27	13.75	15.58

	Russell 2000*	18.37	11.39	10.09

	*Reflects no deductions for fees, expenses or taxes.

24 | The Royce Fund Prospectus 2007

Investment Class Symbol: RVVHX | Service Class Symbol: RYVFX

The performance information on page 24 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The performance information shown is for the Fund’s Service Class. The Investment Class commenced operations on March 15, 2007. The returns will differ only to the extent that the classes have different expenses because all classes invest in the same portfolio of securities.

    The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.24%	0.17%

Total annual Fund operating expenses	1.24%	1.42%

The Investment Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs	may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$126	$393	$681	$1,500

	Service	$145	$449	$776	$1,702

Financial Highlights Information
On page 51, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 25

Royce Value Plus Fund

Investment Goal and Principal Strategies
Royce Value Plus Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap companies (those with market capitalizations less then $5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects. James A. Skinner III manages the Fund, assisted by W. Whitney George.
     Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-, small- and/or micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		115

	Average Market Capitalization		$1,100 million

to larger-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-, mid- and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -22.26% (quarter ended 9/30/02).		1 Year	5 Year	Since Inception (6/14/01)

	Return Before Taxes
	Service Class	19.35%	21.58%	23.51%

	Return After Taxes on Distributions	18.80	20.73	22.58

	Return After Taxes on Distributions and Sale of Fund Shares	12.81	18.65	20.45

	Russell 2000*	18.37	11.39	10.09

	*Reflects no deductions for fees, expenses or taxes.

26 | The Royce Fund Prospectus 2007

Investment Class Symbol: RVPHX | Service Class Symbol: RYVPX

The performance information on page 26 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The performance information shown is for the Fund’s Service Class. The Investment Class commenced operations on March 15, 2007. The returns will differ only to the extent that the classes have different expenses because all classes invest in the same portfolio of securities.

    The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.24%	0.15%

Total annual Fund operating expenses	1.24%	1.40%

The Investment Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs	may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$126	$393	$681	$1,500

	Service	$143	$443	$766	$1,680

Financial Highlights Information
On page 51, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 27

Royce Technology Value Fund

Investment Goal and Principal Strategies
Royce Technology Value Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap technology companies, both domestic and foreign, that the portfolio manager believes are trading below his estimate of their current worth and have potential for capital appreciation. Such companies include those in computer software and hardware, telecommunications, semiconductors, information technology services and Internet-related businesses. W. Whitney George and Dana Serman co-manage the fund.
     Although the Fund normally focuses on the securities of technology companies with market capitalizations less than $5 billion (mid-, small- and/or micro-cap companies), it may invest an equal or greater percentage of its assets in the securities of larger-cap technology companies and may invest up to 15% of its assets in foreign securities. Normally, the Fund invests at least 80% of its net assets in the equity securities of technology companies.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Technology Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.
     The Fund focuses its investments in companies within the technology sector. The revenues, income (or losses) and valuations of technology companies can and often do fluctuate both suddenly and dramatically, thereby exposing you to greater
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		58

	Average Market Capitalization		$322 million

than average financial and market risk. In addition, the prices of mid-, small- and micro-cap securities are generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-technology funds and funds investing in larger-cap companies. Finally, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.
     Foreign securities may involve additional risks, including exchange rate fluctuations, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards. In addition, as of 12/31/06 the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-, small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in smaller-cap technology companies.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 29.35% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -18.90% (quarter ended 9/30/04).		1 Year	5 Year	Since Inception (12/31/01)

	Return Before Taxes	8.53%	9.72%	9.72%

	Return After Taxes on Distributions	7.46	8.53	8.53

	Return After Taxes on Distributions and Sale of Fund Shares	5.96	7.91	7.91

	Russell 2500 Technology Sector*	12.29	-3.36	-3.36

	Russell 2000*	18.37	11.39	11.39

	*Reflects no deductions for fees, expenses or taxes.

28 | The Royce Fund Prospectus 2007

Service Class Symbol: RYTVX

The performance information on page 28 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index, and the technology sector of the Russell 2500 index of micro-, small- and mid-cap companies.

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.40%

Total annual Fund operating expenses	1.90%

Fee waivers	(0.21)%

Net annual Fund operating expenses	1.69%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.69% through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers in year one) remain the	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$172	$577	$1,007	$2,205

Financial Highlights Information
On page 52, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 29

Royce 100 Fund

Investment Goal and Principal Strategies
Royce 100 Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by mid-, small- and/or micro-cap companies, those with stock market capitalizations less than $5 billion. Royce selects securities of approximately 100 “outstanding” mid-, small- and/or micro-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund, assisted by Lauren Romeo.
     Normally, the Fund invests at least 80% of its net assets in equity securities, primarily issued by companies with stock market capitalizations less than $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings	98

	Average Market Capitalization	$1,522 million

significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 14.79% (quarter ended 12/31/04) and the lowest return for a calendar quarter was -7.35% (quarter ended 6/30/06).		1 Year	Since Inception (6/30/03)

	Return Before Taxes Service Class	13.70%	19.00%

	Return After Taxes on Distributions	13.04	18.13

	Return After Taxes on Distributions and Sale of Fund Shares	9.32	16.18

	Russell 2000*	18.37	18.81

	*Reflects no deductions for fees, expenses or taxes.

30 | The Royce Fund Prospectus 2007

Investment Class Symbol: ROHHX | Service Class Symbol: RYOHX

The performance information on page 30 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. (Service Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The performance information shown is for the Fund’s Service Class. The Investment Class commenced operations on March 15, 2007. The returns will differ only to the extent that the classes have different expenses because all classes invest in the same portfolio of securities.

    The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Investment Class	Service Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	None	0.25%
Other expenses	0.47%	0.47%

Total annual Fund operating expenses	1.47%	1.72%

Fee waivers and expense reimbursements	(0.23)%	(0.23)%

Net annual Fund operating expenses	1.24%	1.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain each Class’s net annual operating expense ratio at or below the respective levels listed above for each class through December 31, 2007. The Investment Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements in year one) remain the same. Although your actual costs	may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Investment	$126	$442	$781	$1,738

	Service	$152	$519	$912	$2,011

The Royce Fund Prospectus 2007 | 31

Investment Class Symbol: ROHHX | Service Class Symbol: RYOHX

Financial Highlights Information
On page 52, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.
The Royce Fund Prospectus 2007 | 32

Royce Discovery Fund

Investment Goal and Principal Strategies
Royce Discovery Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by micro-cap companies, those with stock market capitalizations less than $500 million. Royce selects securities that are identified by a proprietary quantitative investment model. The model implements a value approach by focusing on factors such as balance sheet quality, cash flow levels and various other measures of a company’s profitability. George Necakov manages the Fund using this disciplined investment process to construct and periodically rebalance the portfolio.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Discovery Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The Fund is dependent on Royce for its success, and Royce in turn relies on the Fund’s portfolio manager, George Necakov,
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		119

	Average Market Capitalization		$355 million

and the proprietary quantitative investment model that he has developed. To the extent that the stock market does not reward those quantitative factors utilized by the model, the performance of the Fund may be negatively affected. In addition, if, and to the extent that, the Fund’s assets rapidly increase, Royce may not be able to execute trades in a manner that allows the Fund to purchase and sell its portfolio securities at the times and in the amounts required by the model. The Fund’s profit opportunities may diminish to the extent that competitors of Royce attempt to exploit similar models using micro-cap stocks.
    The prices of micro-cap securities are generally even more volatile and their markets are less liquid relative to both small-cap and larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.
    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 14.35% (quarter ended 12/31/04) and the lowest return for a calendar quarter was -6.87% (quarter ended 6/30/06).

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average
		1 Year	Since Inception (10/3/03)

	Return Before Taxes	16.84%	16.13%

	Return After Taxes on Distributions	15.08	14.79

	Return After Taxes on Distributions and Sale of Fund Shares	12.07	13.47

	Russell 2000*	18.37	15.51

*Reflects no deductions for fees, expenses or taxes.

annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital

33 | The Royce Fund Prospectus 2007

Service Class Symbol: RYDFX

gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	2.48%

Total annual Fund operating expenses	3.73%

Fee waivers and expense reimbursements	(2.24)%

Net annual Fund operating expenses	1.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.49% through December 31, 2007 and 1.99% through December 31, 2016.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimburse-	ments) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$152	$576	$1,026	$2,277

Financial Highlights Information
On page 53, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007  |   34

Royce Financial Services Fund

Investment Goal and Principal Strategies
Royce Financial Services Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap companies “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, other financial intermediaries and firms that primarily serve the financial services industry. Royce selects securities issued by companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage and that are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund, assisted by Chris Flynn.
    Although the Fund normally focuses on securities of financial services companies with market capitalizations less than $5 billion (mid-, small- and/or micro-cap companies), it may invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 25% of its net assets in foreign securities.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of companies “principally” engaged in the financial services industry. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues or net income are committed to, or are derived from, financial services-related activities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time. Securities
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings	108

	Average Market Capitalization	$970 million

in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time. The Fund focuses its investments in companies within the financial services industry. As a result, the Fund is subject to certain risks associated with this industry, including, among other things, changes in government regulations, interest rate levels and general economic conditions. The prices of mid-, small- and micro-cap companies are also generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 13.04% (quarter ended 12/31/04) and the lowest return for a calendar quarter was -2.30% (quarter ended 3/31/05).		1 Year	Since Inception (12/31/03)

	Return Before Taxes	24.77%	17.24%

	Return After Taxes on Distributions	23.52	16.61

	Return After Taxes on Distributions and Sale of Fund Shares	17.29	14.81

	Russell 2500 Financial Services Sector*	20.07	15.65

	Russell 2000*	18.37	13.56

	*Reflects no deductions for fees, expenses or taxes.

35 | The Royce Fund Prospectus 2007

Service Class Symbol: RYFSX

The performance information on page 35 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index, and the financial services sector of the Russell 2500 index of micro-, small- and mid-cap companies.

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	2.45%

Total annual Fund operating expenses	3.70%

Fee waivers and expense reimbursements	(2.21)%

Net annual Fund operating expenses	1.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.49% through December 31, 2007 and 1.99% through December 31, 2016.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements)	remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$152	$576	$1,026	$2,277

Financial Highlights Information
On page 53, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 36

Royce Dividend Value Fund

Investment Goals and Principal Strategies
The investment goals of Royce Dividend Value Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in dividend-paying securities issued by mid-, small- and/or micro-cap companies. Of the more than 7,600 mid-, small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of mid-, small- and micro-cap securities. Charles M. Royce and Jay Kaplan co-manage the Fund.
    Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $5 billion mid-, small- and/or micro-cap companies at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time. The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06 the Fund held a limited number of portfolio
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		99

	Average Market Capitalization		$1,499 million

securities and therefore may involve more risk to investors than a more broadly diversified portfolio of mid-, small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 11.13% (quarter ended 3/31/06) and the lowest return for a calendar quarter was -3.47% (quarter ended 6/30/06).		1 Year	Since Inception (5/3/04)

	Return Before Taxes	19.87%	15.07%

	Return After Taxes on Distributions	19.06	14.68

	Return After Taxes on Distributions and Sale of Fund Shares	13.52	12.91

	Russell 2000*	18.37	14.60

	*Reflects no deductions for fees, expenses or taxes.

37 | The Royce Fund Prospectus 2007

Service Class Symbol: RYDVX

The performance information on page 37 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	1.47%

Total annual Fund operating expenses	2.72%

Fee waivers	(1.23)%

Net annual Fund operating expenses	1.49%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.49% through December 31, 2007 and 1.99% through December 31, 2016.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers) remain the same.	Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$152	$576	$1,026	$2,277

Financial Highlights Information
On page 54, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 38

Royce Global Value Fund

Investment Goal and Principal Strategies
Royce Global Value Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, from time to time a significant portion of the Fund’s assets may be invested in the equity securities of smaller companies, those with market capitalizations of less than $5 billion. W. Whitney George manages the Fund, assisted by David Nadel.
    Normally, the Fund invests at least 65% of its net assets in the equity securities of companies domiciled in at least three different countries, which may include the United States. From time to time, a substantial portion of the Fund’s assets may be invested in companies domiciled in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies domiciled in “developing countries.” Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European (as defined in the Fund’s Statement of Additional Information) countries. In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    In addition to general market risk, foriegn securities may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic or other developments that are unique to a particular country or region. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. companies. From time to time, foreign capital markets may exhibit more volatility than those in the United States. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies domiciled in developing countries more than those domiciled in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
    To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. domiciled companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
    The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    Because the Fund’s inception date was December 29, 2006, it does not yet have any historical performance and therefore no return information is included in this Prospectus.

39 | The Royce Fund Prospectus 2007

Service Class Symbol: RIVFX

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.19%

Total annual Fund operating expenses	1.69%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.69% through December 31, 2010. The Fund’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs	may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years

	$172	$533

The Royce Fund Prospectus 2007 | 40

Royce European Smaller-Companies Fund

Investment Goal and Principal Strategies
Royce European Smaller-Companies Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by “European” companies—i.e., companies domiciled in Europe—with market capitalizations less than $5 billion. Royce invests the Fund’s assets in companies that it believes have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund, assisted by David Nadel.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of companies domiciled in Europe with market capitalizations of less than $5 billion at the time of investment. From time to time, a substantial portion of the Fund’s assets may be invested in European companies domiciled in a single country. No more than 35% of the Fund’s net assets may be invested in the securities of companies domiciled in “developing countries.” Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce European Smaller-Companies Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    In addition to general market risk, securities of foreign companies may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic or other developments that are unique to a particular country or region. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S.

companies. From time to time, foreign capital markets may exhibit more volatility than those in the United States. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies domiciled in developing countries more than those domiciled in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
    To the extent that the Fund’s investment in the securities of foreign companies consists of non-U.S. domiciled companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.
    The prices of smaller-capitalization securities are generally more volatile and their markets are less liquid relative to larger-capitalization securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-capitalization companies or other asset classes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    Because the Fund’s inception date was December 29, 2006, it does not yet have any historical performance and therefore no return information is included in this Prospectus.

41 | The Royce Fund Prospectus 2007

Service Class Symbol: RISCX

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other expenses	0.19%

Total annual Fund operating expenses	1.69%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.69% through December 31, 2010. The Fund’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs	may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years

	$172	$533

The Royce Fund Prospectus 2007  |  42

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

PENNSYLVANIA MUTUAL FUND—INVESTMENT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.78	$10.14	$8.88	$6.59	$7.39

Investment Operations
Net investment income (loss)	0.04	0.05	(0.02)	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments and foreign currency	1.56	1.22	1.81	2.66	(0.67)

Total from investment operations	1.60	1.27	1.79	2.65	(0.68)

Distributions
Distributions from net investment income	(0.04)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.77)	(0.63)	(0.53)	(0.36)	(0.12)

Total distributions	(0.81)	(0.63)	(0.53)	(0.36)	(0.12)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$11.57	$10.78	$10.14	$8.88	$6.59

Total Return	14.78%	12.50%	20.23%	40.29%	(9.22)%

Net assets, end of period (in thousands)	$2,867,562	$1,864,481	$1,243,059	$839,604	$462,152

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	0.88%	0.90%	0.89%	0.93%	0.94%

Prior to fee waivers	0.87%	0.90%	0.89%	0.93%	0.94%

Net of fee waivers	0.87%	0.90%	0.89%	0.93%	0.94%

Ratio of net investment income (loss) to average net assets	0.39%	0.49%	(0.20)%	(0.17)%	(0.13)%

Portfolio turnover rate	38%	26%	32%	30%	33%

PENNSYLVANIA MUTUAL FUND—SERVICE CLASS

Period Ended December 31,	2006	2005(a)

Net Asset Value, Beginning of Period	$10.77	$10.93

Investment Operations
Net investment income (loss)	(0.04)	0.02

Net realized and unrealized gain (loss) on investments and foreign currency	1.61	0.45

Total from investment operations	1.57	0.47

Distributions
Distributions from net investment income	(0.04)	—

Distributions from net realized gain on investments and foreign currency	(0.77)	(0.63)

Total distributions	(0.81)	(0.63)

Shareholder Redemption Fees	—	—

Net Asset Value, End of Period	$11.53	$10.77

Total Return	14.49%	4.27%**

Net assets, end of period (in thousands)	$40,049	$104

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.16%	26.06%*

Prior to fee waivers	1.16%	26.06%*

Net of fee waivers	1.14%	1.14%*

Ratio of net investment income (loss) to average net assets	0.30%	1.32%*

Portfolio turnover rate	38%	26%

(a)	The Class commenced operations on November 8, 2005.
*	Annualized.
**	Not annualized.

43  |  The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE MICRO-CAP FUND—INVESTMENT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$15.90	$15.71	$14.93	$10.16	$11.85

Investment Operations
Net investment income (loss)	(0.06)	(0.10)	(0.15)	(0.13)	(0.12)

Net realized and unrealized gain (loss) on investments and foreign currency	3.58	1.90	2.47	5.47	(1.48)

Total from investment operations	3.52	1.80	2.32	5.34	(1.60)

Distributions
Distributions from net investment income	(0.28)	(0.13)	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.79)	(1.48)	(1.54)	(0.57)	(0.10)

Total distributions	(2.07)	(1.61)	(1.54)	(0.57)	(0.10)

Shareholder Redemption Fees	—	—	—	—	0.01

Net Asset Value, End of Period	$17.35	$15.90	$15.71	$14.93	$10.16

Total Return	22.31%	11.50%	15.78%	52.62%	(13.43)%

Net assets, end of period (in thousands)	$682,513	$497,917	$473,248	$431,808	$262,981

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.44%	1.49%	1.56%	1.67%	1.73%

Prior to fee waivers	1.43%	1.49%	1.56%	1.67%	1.73%

Net of fee waivers	1.43%	1.48%	1.47%	1.48%	1.49%

Ratio of net investment income (loss) to average net assets	(0.31)%	(0.72)%	(0.94)%	(1.09)%	(1.05)%

Portfolio turnover rate	42%	31%	44%	44%	31%

ROYCE MICRO-CAP FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002(a)

Net Asset Value, Beginning of Period	$15.85	$15.68	$14.91	$10.16	$10.27

Investment Operations
Net investment income (loss)	(0.18)	(0.11)	(0.16)	(0.15)	(0.04)

Net realized and unrealized gain (loss) on investments and foreign currency	3.65	1.89	2.47	5.47	0.03

Total from investment operations	3.47	1.78	2.31	5.32	(0.01)

Distributions
Distributions from net investment income	(0.26)	(0.13)	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.79)	(1.48)	(1.54)	(0.57)	(0.10)

Total distributions	(2.05)	(1.61)	(1.54)	(0.57)	(0.10)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$17.27	$15.85	$15.68	$14.91	$10.16

Total Return	22.02%	11.39%	15.73%	52.42%	(0.11)%**

Net assets, end of period (in thousands)	$7,521	$2,742	$1,152	$202	$7

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.93%	2.75%	3.07%	17.16%	17.46%*

Prior to fee waivers	1.93%	2.75%	3.07%	17.16%	17.46%*

Net of fee waivers	1.66%	1.49%	1.49%	1.49%	1.49%*

Ratio of net investment income (loss) to average net assets	(0.50)%	(0.72)%	(1.06)%	(1.11)%	(1.20)%*

Portfolio turnover rate	42%	31%	44%	44%	31%

(a)	The Class commenced operations on August 20, 2002.
*	Annualized.
**	Not annualized.

The Royce Fund Prospectus 2007  |  44

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE PREMIER FUND—INVESTMENT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$16.86	$15.12	$12.90	$9.39	$10.54

Investment Operations
Net investment income (loss)	0.03	(0.01)	(0.06)	(0.03)	(0.04)

Net realized and unrealized gain (loss) on investments and foreign currency	1.47	2.59	2.99	3.67	(0.77)

Total from investment operations	1.50	2.58	2.93	3.64	(0.81)

Distributions
Distributions from net investment income	(0.07)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.63)	(0.84)	(0.71)	(0.13)	(0.34)

Total distributions	(0.70)	(0.84)	(0.71)	(0.13)	(0.34)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$17.66	$16.86	$15.12	$12.90	$9.39

Total Return	8.81%	17.07%	22.82%	38.74%	(7.75)%

Net assets, end of period (in thousands)	$3,628,842	$3,382,086	$2,975,348	$1,713,001	$848,341

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.10%	1.13%	1.14%	1.16%	1.17%

Prior to fee waivers	1.09%	1.13%	1.14%	1.16%	1.17%

Net of fee waivers	1.09%	1.13%	1.14%	1.16%	1.17%

Ratio of net investment income (loss) to average net assets	0.18%	(0.09)%	(0.43)%	(0.29)%	(0.40)%

Portfolio turnover rate	13%	20%	24%	26%	33%

ROYCE PREMIER FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002(a)

Net Asset Value, Beginning of Period	$16.77	$15.07	$12.89	$9.39	$9.48

Investment Operations
Net investment income (loss)	(0.00)	(0.04)	(0.08)	(0.04)	(0.02)

Net realized and unrealized gain (loss) on investments and foreign currency	1.46	2.58	2.97	3.67	0.27

Total from investment operations	1.46	2.54	2.89	3.63	0.25

Distributions
Distributions from net investment income	(0.04)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.63)	(0.84)	(0.71)	(0.13)	(0.34)

Total distributions	(0.67)	(0.84)	(0.71)	(0.13)	(0.34)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$17.56	$16.77	$15.07	$12.89	$9.39

Total Return	8.61%	16.86%	22.52%	38.63%	2.56%**

Net assets, end of period (in thousands)	$193,860	$135,927	$69,759	$32,307	$7,826

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.38%	1.37%	1.39%	1.42%	4.69%*

Prior to fee waivers	1.38%	1.37%	1.39%	1.42%	4.69%*

Net of fee waivers	1.29%	1.29%	1.29%	1.29%	1.29%*

Ratio of net investment income (loss) to average net assets	(0.01)%	(0.24)%	(0.57)%	(0.33)%	(0.62)%*

Portfolio turnover rate	13%	20%	24%	26%	33%

(a)	The Class commenced operations on September 3, 2002.
*	Annualized.
**	Not annualized.

45  |  The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE LOW-PRICED STOCK FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$15.53	$15.33	$13.98	$9.75	$11.67

Investment Operations
Net investment income (loss)	(0.05)	(0.10)	(0.14)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments and foreign currency	3.00	1.58	2.04	4.36	(1.83)

Total from investment operations	2.95	1.48	1.90	4.29	(1.91)

Distributions
Distributions from net investment income	(0.12)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.53)	(1.28)	(0.55)	(0.06)	(0.02)

Total distributions	(1.65)	(1.28)	(0.55)	(0.06)	(0.02)

Shareholder Redemption Fees	—	—	—	—	0.01

Net Asset Value, End of Period	$16.83	$15.53	$15.33	$13.98	$9.75

Total Return	18.97%	9.66%	13.64%	44.02%	(16.28)%

Net assets, end of period (in thousands)	$4,065,946	$3,909,389	$4,769,417	$3,046,100	$1,787,172

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.51%	1.54%	1.71%	1.94%	1.97%

Prior to fee waivers	1.51%	1.54%	1.71%	1.94%	1.97%

Net of fee waivers	1.46%	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.37)%	(0.68)%	(1.00)%	(0.70)%	(0.74)%

Portfolio turnover rate	27%	21%	26%	42%	29%

The Royce Fund Prospectus 2007  |  46

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE TOTAL RETURN FUND—INVESTMENT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.60	$12.26	$10.69	$8.37	$8.59

Investment Operations
Net investment income (loss)	0.18	0.14	0.11	0.11	0.08

Net realized and unrealized gain (loss) on investments and foreign currency	1.64	0.87	1.75	2.39	(0.21)

Total from investment operations	1.82	1.01	1.86	2.50	(0.13)

Distributions
Distributions from net investment income	(0.15)	(0.12)	(0.12)	(0.10)	(0.08)

Distributions from net realized gain on investments and foreign currency	(0.52)	(0.55)	(0.17)	(0.08)	(0.01)

Total distributions	(0.67)	(0.67)	(0.29)	(0.18)	(0.09)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$13.75	$12.60	$12.26	$10.69	$8.37

Total Return	14.54%	8.23%	17.52%	29.99%	(1.60)%

Net assets, end of period (in thousands)	$4,438,964	$4,258,135	$3,738,851	$2,289,013	$986,455

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.09%	1.12%	1.15%	1.18%	1.20%

Prior to fee waivers	1.09%	1.12%	1.15%	1.18%	1.20%

Net of fee waivers	1.09%	1.12%	1.15%	1.18%	1.20%

Ratio of net investment income (loss) to average net assets	1.31%	1.13%	1.08%	1.27%	1.01%

Portfolio turnover rate	25%	24%	22%	20%	22%

ROYCE TOTAL RETURN FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002(a)

Net Asset Value, Beginning of Period	$12.46	$12.12	$10.57	$8.28	$8.59

Investment Operations
Net investment income (loss)	0.15	0.12	0.10	0.11	0.07

Net realized and unrealized gain (loss) on investments and foreign currency	1.63	0.86	1.72	2.34	(0.29)

Total from investment operations	1.78	0.98	1.82	2.45	(0.22)

Distributions
Distributions from net investment income	(0.11)	(0.09)	(0.10)	(0.08)	(0.08)

Distributions from net realized gain on investments and foreign currency	(0.52)	(0.55)	(0.17)	(0.08)	(0.01)

Total distributions	(0.63)	(0.64)	(0.27)	(0.16)	(0.09)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$13.61	$12.46	$12.12	$10.57	$8.28

Total Return	14.32%	8.07%	17.38%	29.71%	(2.65)%**

Net assets, end of period (in thousands)	$371,755	$315,602	$261,212	$131,813	$12,302

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.34%	1.36%	1.38%	1.45%	1.54%*

Prior to fee waivers	1.34%	1.36%	1.38%	1.45%	1.54%*

Net of fee waivers	1.29%	1.29%	1.29%	1.28%	1.28%*

Ratio of net investment income (loss) to average net assets	1.12%	0.98%	0.95%	1.28%	0.97%*

Portfolio turnover rate	25%	24%	22%	20%	22%

(a)	The Class commenced operations on January 3, 2002.
*	Annualized.
**	Not annualized.

47  |  The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE HERITAGE FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.47	$13.00	$12.19	$9.03	$11.47

Investment Operations
Net investment income (loss)	0.01	(0.06)	(0.12)	(0.08)	(0.09)

Net realized and unrealized gain (loss) on investments and foreign currency	2.82	1.21	2.57	3.51	(2.07)

Total from investment operations	2.83	1.15	2.45	3.43	(2.16)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.21)	(1.68)	(1.64)	(0.27)	(0.28)

Total distributions	(1.21)	(1.68)	(1.64)	(0.27)	(0.28)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$14.09	$12.47	$13.00	$12.19	$9.03

Total Return	22.62%	8.74%	20.35%	38.09%	(18.93)%

Net assets, end of period (in thousands)	$95,349	$58,905	$52,891	$34,143	$23,312

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.48%	1.58%	1.55%	1.63%	1.63%

Prior to fee waivers	1.47%	1.58%	1.55%	1.63%	1.63%

Net of fee waivers	1.32%	1.43%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	0.05%	(0.44)%	(0.95)%	(0.81)%	(0.85)%

Portfolio turnover rate	98%	142%	86%	25%	66%

The Royce Fund Prospectus 2007  |  48

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE OPPORTUNITY FUND—INVESTMENT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.29	$13.31	$12.14	$7.37	$9.01

Investment Operations
Net investment income (loss)	(0.01)	(0.05)	(0.07)	(0.06)	(0.04)

Net realized and unrealized gain (loss) on investments and foreign currency	2.32	0.70	2.17	5.41	(1.50)

Total from investment operations	2.31	0.65	2.10	5.35	(1.54)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.56)	(1.67)	(0.93)	(0.58)	(0.11)

Total distributions	(1.56)	(1.67)	(0.93)	(0.58)	(0.11)

Shareholder Redemption Fees	—	—	—	—	0.01

Net Asset Value, End of Period	$13.04	$12.29	$13.31	$12.14	$7.37

Total Return	18.76%	4.76%	17.51%	72.87%	(17.01)%

Net assets, end of period (in thousands)	$1,811,073	$1,490,999	$1,677,215	$1,311,815	$635,296

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.12%	1.14%	1.14%	1.15%	1.17%

Prior to fee waivers	1.11%	1.14%	1.14%	1.15%	1.17%

Net of fee waivers	1.11%	1.14%	1.14%	1.15%	1.17%

Ratio of net investment income (loss) to average net assets	(0.05)%	(0.38)%	(0.55)%	(0.65)%	(0.49)%

Portfolio turnover rate	47%	42%	47%	55%	46%

ROYCE OPPORTUNITY FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.13	$13.17	$12.05	$7.33	$8.98

Investment Operations
Net investment income (loss)	(0.03)	(0.07)	(0.09)	(0.08)	(0.06)

Net realized and unrealized gain (loss) on investments and foreign currency	2.28	0.70	2.14	5.38	(1.48)

Total from investment operations	2.25	0.63	2.05	5.30	(1.54)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.56)	(1.67)	(0.93)	(0.58)	(0.11)

Total distributions	(1.56)	(1.67)	(0.93)	(0.58)	(0.11)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$12.82	$12.13	$13.17	$12.05	$7.33

Total Return	18.51%	4.66%	17.22%	72.59%	(17.18)%

Net assets, end of period (in thousands)	$291,911	$167,369	$230,068	$90,243	$19,979

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.40%	1.41%	1.43%	1.45%	1.50%

Prior to fee waivers	1.40%	1.41%	1.43%	1.45%	1.50%

Net of fee waivers	1.29%	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income (loss) to average net assets	(0.20)%	(0.53)%	(0.70)%	(0.79)%	(0.60)%

Portfolio turnover rate	47%	42%	47%	55%	46%

49  |  The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE SPECIAL EQUITY FUND—INVESTMENT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$18.70	$19.61	$17.97	$14.24	$12.37

Investment Operations
Net investment income (loss)	0.11	0.23	0.20	0.05	0.02

Net realized and unrealized gain (loss) on investments and foreign currency	2.53	(0.42)	2.28	3.86	1.73

Total from investment operations	2.64	(0.19)	2.48	3.91	1.75

Distributions
Distributions from net investment income	(0.11)	(0.22)	(0.18)	(0.05)	(0.03)

Distributions from net realized gain on investments and foreign currency	(1.51)	(0.50)	(0.67)	(0.15)	—

Total distributions	(1.62)	(0.72)	(0.85)	(0.20)	(0.03)

Shareholder Redemption Fees	—	—	0.01	0.02	0.15

Net Asset Value, End of Period	$19.72	$18.70	$19.61	$17.97	$14.24

Total Return	14.00%	(0.99)%	13.91%	27.64%	15.32%

Net assets, end of period (in thousands)	$438,427	$523,961	$856,537	$721,334	$397,755

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.13%	1.14%	1.15%	1.19%	1.20%

Prior to fee waivers	1.13%	1.14%	1.15%	1.19%	1.20%

Net of fee waivers	1.13%	1.14%	1.15%	1.19%	1.20%

Ratio of net investment income (loss) to average net assets	0.51%	0.94%	1.02%	0.35%	0.27%

Portfolio turnover rate	16%	22%	17%	22%	41%

ROYCE SPECIAL EQUITY FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003(a)

Net Asset Value, Beginning of Period	$18.66	$19.56	$17.95	$16.38

Investment Operations
Net investment income (loss)	0.10	0.17	0.09	(0.02)

Net realized and unrealized gain (loss) on investments and foreign currency	2.48	(0.41)	2.35	1.80

Total from investment operations	2.58	(0.24)	2.44	1.78

Distributions
Distributions from net investment income	—	(0.16)	(0.16)	(0.06)

Distributions from net realized gain on investments and foreign currency	(1.51)	(0.50)	(0.67)	(0.15)

Total distributions	(1.51)	(0.66)	(0.83)	(0.21)

Shareholder Redemption Fees	—	—	—	—

Net Asset Value, End of Period	$19.73	$18.66	$19.56	$17.95

Total Return	13.70%	(1.23)%	13.66%	10.90%**

Net assets, end of period (in thousands)	$1,200	$7,606	$12,743	$5,387

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.69%	1.48%	1.55%	1.79%*

Prior to fee waivers	1.69%	1.48%	1.55%	1.79%*

Net of fee waivers	1.35%	1.35%	1.35%	1.35%*

Ratio of net investment income (loss) to average net assets	0.52%	0.65%	0.74%	(0.04)%*

Portfolio turnover rate	16%	22%	17%	22%

(a)	The Class commenced operations on October 2, 2003.
*	Annualized.
**	Not annualized.

The Royce Fund Prospectus 2007  |  50

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE VALUE FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$9.67	$8.39	$6.56	$4.35	$5.89

Investment Operations
Net investment income (loss)	(0.02)	(0.03)	(0.06)	(0.04)	(0.06)

Net realized and unrealized gain (loss) on investments and foreign currency	1.63	1.46	2.07	2.40	(1.32)

Total from investment operations	1.61	1.43	2.01	2.36	(1.38)

Distributions
Distributions from net investment income	(0.02)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.22)	(0.16)	(0.19)	(0.15)	(0.16)

Total distributions	(0.24)	(0.16)	(0.19)	(0.15)	(0.16)

Shareholder Redemption Fees	0.02	0.01	0.01	—	—

Net Asset Value, End of Period	$11.06	$9.67	$8.39	$6.56	$4.35

Total Return	16.76%	17.23%	30.94%	54.32%	(23.51)%

Net assets, end of period (in thousands)	$452,383	$113,451	$38,713	$4,034	$1,319

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.43%	1.53%	2.15%	3.46%	3.08%

Prior to fee waivers	1.42%	1.53%	2.15%	3.46%	3.08%

Net of fee waivers	1.31%	1.28%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.15)%	(0.31)%	(0.77)%	(0.73)%	(1.26)%

Portfolio turnover rate	41%	44%	83%	181%	89%

ROYCE VALUE PLUS FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.03	$10.94	$8.57	$4.97	$5.97

Investment Operations
Net investment income (loss)	(0.06)	(0.04)	(0.08)	(0.05)	(0.07)

Net realized and unrealized gain (loss) on investments and foreign currency	2.38	1.47	2.47	4.01	(0.81)

Total from investment operations	2.32	1.43	2.39	3.96	(0.88)

Distributions
Distributions from net investment income	(0.00)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.27)	(0.35)	(0.04)	(0.36)	(0.12)

Total distributions	(0.27)	(0.35)	(0.04)	(0.36)	(0.12)

Shareholder Redemption Fees	0.01	0.01	0.02	—	—

Net Asset Value, End of Period	$14.09	$12.03	$10.94	$8.57	$4.97

Total Return	19.35%	13.20%	28.19%	79.88%	(14.74)%

Net assets, end of period (in thousands)	$1,513,626	$293,856	$211,981	$20,405	$3,934

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.41%	1.42%	1.55%	2.01%	2.10%

Prior to fee waivers	1.40%	1.42%	1.55%	2.01%	2.10%

Net of fee waivers	1.26%	1.17%	1.30%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.45)%	(0.54)%	(0.84)%	(0.91)%	(1.29)%

Portfolio turnover rate	31%	62%	56%	161%	110%

51  |  The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE TECHNOLOGY VALUE FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$6.15	$6.73	$8.25	$4.33	$5.00

Investment Operations
Net investment income (loss)	(0.09)	(0.10)	(0.15)	(0.11)	(0.17)

Net realized and unrealized gain (loss) on investments and foreign currency	0.60	(0.02)	(0.69)	4.01	(0.50)

Total from investment operations	0.51	(0.12)	(0.84)	3.90	(0.67)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.26)	(0.47)	(0.72)	(0.01)	—

Total distributions	(0.26)	(0.47)	(0.72)	(0.01)	—

Shareholder Redemption Fees	0.01	0.01	0.04	0.03	—

Net Asset Value, End of Period	$6.41	$6.15	$6.73	$8.25	$4.33

Total Return	8.53%	(1.82)%	(9.64)%	90.72%	(13.40)%

Net assets, end of period (in thousands)	$21,041	$27,705	$37,602	$102,408	$4,786

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.17%	2.18%	2.13%	2.11%	2.73%

Prior to fee waivers	2.15%	2.18%	2.13%	2.11%	2.73%

Net of fee waivers	1.99%	1.99%	1.99%	1.99%	1.99%

Ratio of net investment income (loss) to average net assets	(1.35)%	(1.62)%	(1.94)%	(1.51)%	(1.74)%

Portfolio turnover rate	117%	94%	107%	64%	45%

ROYCE 100 FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003(a)

Net Asset Value, Beginning of Period	$7.52	$6.85	$5.53	$5.00

Investment Operations
Net investment income (loss)	(0.02)	(0.03)	(0.02)	(0.01)

Net realized and unrealized gain (loss) on investments and foreign currency	1.04	1.06	1.52	0.54

Total from investment operations	1.02	1.03	1.50	0.53

Distributions
Distributions from net investment income	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.23)	(0.36)	(0.18)	(0.00)

Total distributions	(0.23)	(0.36)	(0.18)	(0.00)

Shareholder Redemption Fees	0.01	—	—	—

Net Asset Value, End of Period	$8.32	$7.52	$6.85	$5.53

Total Return	13.70%	14.89%	27.24%	10.66%**

Net assets, end of period (in thousands)	$34,691	$16,892	$8,748	$2,502

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.73%	2.07%	2.84%	3.68%*

Prior to fee waivers	1.72%	2.07%	2.84%	3.68%*

Net of fee waivers	1.47%	1.49%	1.49%	1.49%*

Ratio of net investment income (loss) to average net assets	(0.26)%	(0.49)%	(0.34)%	(0.39)%*

Portfolio turnover rate	45%	60%	97%	8%

(a)	The Fund commenced operations on June 30, 2003.
*	Annualized.
**	Not annualized.

The Royce Fund Prospectus 2007  |  52

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE DISCOVERY FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003(a)

Net Asset Value, Beginning of Period	$6.33	$6.39	$5.70	$5.00

Investment Operations
Net investment income (loss)	(0.02)	(0.02)	(0.05)	(0.01)

Net realized and unrealized gain (loss) on investments and foreign currency	1.08	0.51	0.81	0.71

Total from investment operations	1.06	0.49	0.76	0.70

Distributions
Distributions from net investment income	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.52)	(0.55)	(0.07)	—

Total distributions	(0.52)	(0.55)	(0.07)	—

Shareholder Redemption Fees	—	—	—	—

Net Asset Value, End of Period	$6.87	$6.33	$6.39	$5.70

Total Return	16.84%	7.60%	13.35%	14.00%**

Net assets, end of period (in thousands)	$4,405	$3,612	$3,217	$1,359

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	3.75%	3.75%	4.12%	8.69%*

Prior to fee waivers	3.73%	3.75%	4.12%	8.69%*

Net of fee waivers	1.49%	1.49%	1.49%	1.49%*

Ratio of net investment income (loss) to average net assets	(0.37)%	(0.38)%	(0.91)%	(1.05)%*

Portfolio turnover rate	91%	105%	111%	1%

ROYCE FINANCIAL SERVICES FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004(b)

Net Asset Value, Beginning of Period	$6.26	$5.66	$5.00

Investment Operations
Net investment income (loss)	0.08	0.05	(0.01)

Net realized and unrealized gain (loss) on investments and foreign currency	1.46	0.64	0.76

Total from investment operations	1.54	0.69	0.75

Distributions
Distributions from net investment income	(0.06)	(0.03)	—

Distributions from net realized gain on investments and foreign currency	(0.37)	(0.06)	(0.09)

Total distributions	(0.43)	(0.09)	(0.09)

Shareholder Redemption Fees	—	—	—

Net Asset Value, End of Period	$7.37	$6.26	$5.66

Total Return	24.77%	12.23%	15.08%

Net assets, end of period (in thousands)	$4,080	$1,761	$1,418

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	3.71%	3.87%	4.70%

Prior to fee waivers	3.70%	3.87%	4.70%

Net of fee waivers	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	1.44%	0.97%	(0.16)%

Portfolio turnover rate	14%	9%	22%

(a)	The Fund commenced operations on October 3, 2003.
(b)	The Fund commenced operations on December 31, 2003.
*	Annualized.
**	Not annualized.

53  |  The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE DIVIDEND VALUE FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004(a)

Net Asset Value, Beginning of Period	$5.98	$5.65	$5.00

Investment Operations
Net investment income (loss)	0.11	0.07	(0.01)

Net realized and unrealized gain (loss) on investments and foreign currency	1.07	0.34	0.66

Total from investment operations	1.18	0.41	0.65

Distributions
Distributions from net investment income	(0.09)	(0.05)	—

Distributions from net realized gain on investments and foreign currency	(0.15)	(0.03)	—

Total distributions	(0.24)	(0.08)	—

Shareholder Redemption Fees	—	—	—

Net Asset Value, End of Period	$6.92	$5.98	$5.65

Total Return	19.87%	7.31%	13.00%**

Net assets, end of period (in thousands)	$6,819	$3,596	$1,650

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.73%	2.89%	5.60%*

Prior to fee waivers	2.72%	2.89%	5.60%*

Net of fee waivers	1.49%	1.49%	1.49%*

Ratio of net investment income (loss) to average net assets	1.72%	1.33%	(0.17)%*

Portfolio turnover rate	19%	4%	8%

(a)	The Fund commenced operations on May 3, 2004.
*	Annualized.
**	Not annualized.

The Royce Fund Prospectus 2007  |  54

Market capitalization is the

number of a company’s

outstanding shares of stock

multiplied by its most recent

closing price per share.

The Russell 2000 is an

unmanaged index of U.S.

small-company common stocks

that Royce and others use to

benchmark the performance of

small- and micro-cap funds. It

includes the smallest 2,000

companies (based on market

capitalization) among the

largest 3,000 companies tracked

by Frank Russell Company.

Investing in Small-Company Stocks

Small- and Micro-Cap Stocks
Royce views the large and diverse universe of small-cap companies available for investment by the Funds as having two investment segments or tiers—small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.
    Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
    As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
    The micro-cap segment consists of more than 5,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
    The upper tier of the small-cap universe of securities consists of more than 1,800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. Certain Funds in this Prospectus may also invest in mid-cap

55 | The Royce Fund Prospectus 2007

securities. Defined as those companies with market caps between $2.5 billion and $5 billion, the sector includes more than 500 companies. In general, mid-caps share the same characteristics as the upper tier of small-cap. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Opportunity, Value Plus and Technology Value Funds) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
    Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
    Royce’s value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Due to its opportunistic approach, Royce Opportunity Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Pennsylvania Mutual, Royce Micro-Cap, Total Return, Low-Priced Stock, Opportunity and Discovery Funds.
    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 3-42.
    Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

The Royce Fund Prospectus 2007 | 56

Investing in International Securities

Non-U.S. Securities
Royce defines “international” as those equity securities issued by non-U.S. companies—i.e. companies domiciled outside of the United States. Foreign securities generally include those international securities that do not trade on a U.S. exchange. Royce believes that investing in international and/or foreign securities offers both enhanced investment opportunities and additional risks beyond those present in U.S. securities. Investing in international and/or foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
    The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for international and/or foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in companies located in developing countries. Investments in securities of companies located in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund’s assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the

57 | The Royce Fund Prospectus 2007

availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

The Royce Fund Prospectus 2007 | 58

Royce invests in equity

securities of small- and

micro-cap companies that are

trading significantly below

our assessment of their

current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in

capital appreciation for

Fund investors.

Management of the Funds
Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He also serves as Portfolio Manager or Co-Manager for the following Funds: Pennsylvania Mutual, Royce Premier, Total Return, Heritage, 100, Financial Services, Dividend Value and European Smaller-Companies Funds.
    Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President, who serves as Portfolio Manager, Co-Manager or Assistant Portfolio Manager for Royce Micro-Cap, Premier, Low-Priced Stock, Value, Value Plus, Technology Value and Global Value Funds; Boniface A. Zaino, Managing Director, who serves as Portfolio Manager for Royce Opportunity Fund; and Charles R. Dreifus, Principal, who serves as Portfolio Manager for Royce Special Equity Fund. Mr. George has been a Senior Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991. Mr. Zaino joined Royce in 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.
    Royce’s investment staff also includes: George Necakov, Director of Quantitative Strategies, who serves as Portfolio Manager for Royce Discovery Fund and Assistant Portfolio Manager for Royce Total Return Fund; Jay Kaplan, Principal, who serves as Co-Manager or Assistant Portfolio Manager for Pennsylvania Mutual, Royce Total Return, Value and Dividend Value Funds; James A. Skinner III, Principal, who serves as Portfolio Manager for Royce Value Plus Fund and Assistant Portfolio Manager for Royce Low-Priced Stock Fund. Chris Flynn, Principal, who serves as Assistant Portfolio Manager for Royce Total Return and Financial Services Funds; James Harvey, who serves as Assistant Portfolio Manager for Pennsylvania Mutual and Royce Heritage Funds; Jenifer L. Taylor, who serves as Co-Manager for Royce Micro-Cap Fund; William Hench, who serves as Assistant Portfolio Manager for Royce Opportunity Fund; Lauren Romeo, who serves as Assistant Portfolio Manager for Pennsylvania Mutual, Royce Premier and 100 Funds; David Nadel, who serves as Assistant Portfolio Manager for Royce Micro-Cap, Global Value and European Smaller-Companies Funds; Frank Gannon, who serves as Assistant Portfolio Manager for Pennsylvania Mutual Fund; and Dana Serman, who serves as Co-Manager of Royce Technology Value Fund. Assistant Portfolio Managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s Portfolio Manager(s).

59 | The Royce Fund Prospectus 2007

    Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He has been employed by Royce since 1993. Mr. Harvey has been employed by Royce since 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006). Mr. Serman joined Royce in 2007. Previously he was an Assistant Portfolio Manager at JHC Capital Management, LLC (2003-2007), an independent consultant (2001-2004) and an Analyst with Lazard Freres & Co., LLC (1999-2001).
     The Fund’s Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for the Service Class of the Funds under Rule 12b-1. Under the plan, the Service Class is obligated to pay a fee to RFS at the annual rate of up to 0.25% of its average net assets. RFS will use these fees to cover sales-related, shareholder servicing and account maintenance costs and to pay service and other fees to broker-dealers that introduce investors to the Service Class of these Funds.
     State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services–Midwest (“BFDS”), is the Funds’ transfer agent.

The Royce Fund Prospectus 2007 | 60

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS

Pennsylvania Mutual Fund

• 1.00% of the first $50,000,000	• 0.75% of any additional average net assets
• 0.875% of the next $50,000,000

Royce Premier, Total Return, Heritage, Opportunity, Special Equity, Value, Value Plus, 100, Discovery, Financial Services and Dividend Value Funds

• 1.00% of the first $2,000,000,000	• 0.90% of the next $2,000,000,000
• 0.95% of the next $2,000,000,000	• 0.85% of any additional average net assets

Royce Micro-Cap Fund

• 1.30% of the first $2,000,000,000	• 1.20% of the next $2,000,000,000
• 1.25% of the next $2,000,000,000	• 1.15% of any additional average net assets

Royce Low-Priced Stock Fund

• 1.15% of the first $2,000,000,000	• 1.05% of the next $2,000,000,000
• 1.10% of the next $2,000,000,000	• 1.00% of any additional average net assets

Royce Technology Value, Global Value and European Smaller-Companies Funds

• 1.25% of the first $2,000,000,000	• 1.15% of the next $2,000,000,000
• 1.20% of the next $2,000,000,000	• 1.10% of any additional average net assets

For 2006, the actual net fees, after waivers, paid to Royce on average net assets were 0.76% for Pennsylvania Mutual Fund, 1.30% for Royce Micro-Cap Fund, 0.97% for Royce Premier Fund, 1.12% for Royce Low-Priced Stock Fund, 0.95% for Royce Total Return Fund, 1.00% for Royce Heritage Fund, 1.00% for Royce Opportunity Fund, 1.00% for Royce Special Equity Fund, 1.00% for Royce Value Fund, 1.00% for Royce Value Plus Fund, 1.45% for Royce Technology Value Fund, 1.00% for Royce 100 Fund and 0.02% for Royce Dividend Value Fund. The advisory fees for Royce Discovery Fund and Royce Financial Services Fund were waived by Royce.

For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreements, please see the Funds’ 2006 Semiannual Report to Shareholders.

61 | The Royce Fund Prospectus 2007

General Shareholder Information	Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2007.

Purchasing Shares

The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.
       If you purchase Fund shares through a third-party intermediary, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
       If you purchase Fund shares through a third-party intermediary, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, financial intermediaries, Retirement Plan Recordkeepers, and other service providers that introduce investors to the Fund and/or provide certain administrative services to their

PURCHASING SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:*

Each Fund’s Service Class and Investment Classes of Pennsylvania Mutual, Royce Micro-Cap, Premier, Total Return, Opportunity and Special Equity Funds:

Regular Account	$2,000

IRA	$1,000

Automatic Investment or Direct Deposit Plan Accounts	$1,000

403(b)(7) or 401(k) Accounts	None

Investment Classes of Royce Low-Priced Stock, Heritage, Value, Value Plus and 100 Funds:

Regular Account	$100,000

IRA	$100,000

Automatic Investment or Direct Deposit Plan Accounts	$100,000

403(b)(7) or 401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.
*	The minimum initial investment in GiftShare Accounts in the Service Class of Royce Heritage Fund is $5,000.

The Royce Fund Prospectus 2007 | 62

customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third-party intermediaries to the extent the Board has determined that the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
    Payments to third-party intermediaries may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment.
     For the year ended December 31, 2006, Royce made payments for distribution and/or administrative services related to the Funds in this Prospectus to broker-dealers, financial intermediaries, Retirement Plan Recordkeepers and other service providers out of its own resources in the amount of $10,215,514. Additional information about these arrangements can be found in the Fund’s Statement of Additional Information.
     The minimum initial investment for Investment Class shares of Royce Low-Priced Stock, Heritage, Value, Value Plus and 100 Funds may be waived for the following: certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; registered investment advisors who aggregate trades for clients; and employees or officers of Royce and/or members of their immediate families.
    In addition to regular accounts, Royce Heritage Fund offers GiftShare Accounts, trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.
    The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund (2% for Royce Technology Value, Global Value and European Smaller-Companies Funds) that you held for less than 180 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

63 | The Royce Fund Prospectus 2007

     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased a Fund’s shares on June 1, 2007, these shares would be subject to the fee if you were to redeem them prior to November 28, 2007. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2007.
     You will incur no fee on shares that you acquire through distribution reinvestment, but the redemption fee will apply to shares that you exchange into another Royce Fund (exchanges from GiftShare Accounts in Royce Heritage Fund are not permitted). The following types of shareholders and accounts are exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare Accounts in Royce Heritage Fund.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
    The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
     The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase

The Royce Fund Prospectus 2007 | 64

(including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Funds impose a redemption fee on certain shortterm redemptions to discourage frequent trading.
    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non- U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading

65 | The Royce Fund Prospectus 2007

ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company.
     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Class of a Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

Dividends, Distributions and Taxes
Royce Total Return and Dividend Value Funds pay dividends, if any, from net investment income on a quarterly basis and make any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and

The Royce Fund Prospectus 2007 | 66

make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.
     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
     If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
    You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.
     The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.
     The table below is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

TAXATION OF DISTRIBUTIONS
Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The tax character of distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Funds’ annual distributions normally consist primarily of capital gains:

Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

Qualified dividend income	5%	15%

Other dividend income	Ordinary income rate	Ordinary income rate

Short-term capital gains	Ordinary income rate	Ordinary income rate

Long-term capital gains	5%	15%

67 | The Royce Funds Prospectus 2007

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail	By telephone
The Royce Funds	(800) 221-4268
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

TheRoyceFunds COMMITTED TO SMALLER COMPANIES, DEVOTED TO VALUE	SEC File # 811-03599 I&S-PRO-0507

PROSPECTUS

Consultant and R Class Shares
MAY 1, 2007

(as amended on: May 2, 2007; September 10, 2007; October 5, 2007; October 25, 2007 and November 5, 2007)

Pennsylvania Mutual Fund	Royce Heritage Fund

Royce Micro-Cap Fund	Royce Opportunity Fund

Royce Premier Fund	Royce Special Equity Fund

Royce Low-Priced Stock Fund	Royce Value Fund

Royce Total Return Fund	Royce Value Plus Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

TheRoyceFunds COMMITTED TO SMALLER COMPANIES, DEVOTED TO VALUE

At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce

The Royce Fund
Royce Premier Fund
Supplement to the Prospectus dated May 1, 2007

Royce Premier Fund has been closed to new investors since January 10, 2006. The Fund remains open to additional investment by existing investors and to financial advisors with existing clients in the Fund.

You may continue to purchase shares of the Fund if:

•	You are an existing shareholder of the Fund (either directly or through a financial intermediary) who:
	(i)	adds to your account through the purchase of additional Fund shares; or
	(ii)	adds to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund; or
	(iii)	opens a new account that is registered in your name and has the same Taxpayer Identification or Social Security Number assigned to it. (This includes UGMA/UTMA accounts with you as custodian.)

•

You are a participant in a qualified defined contribution retirement plan, such as a 401(k), profit sharing or money purchase plan, 403(b) plan or 457 plan that invests through existing accounts in the Fund or through a financial intermediary. You may open new accounts in that plan if the Fund is an investment option. IRA transfers and rollovers from these plans can be used to open new accounts.

•	You are a financial advisor with existing clients in the Fund who:
	(i)	adds to existing accounts for your existing clients already invested in the Fund;
	(ii)	opens additional accounts for your existing clients already invested in the Fund; or
	(iii)	opens a new account for your new or existing clients that are not yet invested in the Fund.

•	You are investing through asset allocation based investment programs of certain pre-approved financial intermediaries.

You may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria above. Shareholders in other Royce Funds are not permitted to acquire shares of the Fund by exchange.

Royce reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund; and (iii) close and re-open the Fund to new or existing shareholders at any time.

January 14, 2008

Pennsylvania Mutual Fund	2
Royce Micro-Cap Fund	4
Royce Premier Fund	6
Royce Low-Priced Stock Fund	8
Royce Total Return Fund	11
Royce Heritage Fund	13
Royce Opportunity Fund	16
Royce Special Equity Fund	18
Royce Value Fund	20
Royce Value Plus Fund	22
Financial Highlights	25
Investing in Small-Company Stocks	30
Management of the Funds	32
General Shareholder Information	35

Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers.

R Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Funds through omnibus account arrangements (either at the plan level or at the level of the financial intermediary). “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employer-sponsored retirement plans. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keough plans or Section 529 college savings accounts. R Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs or SIMPLE IRAs.

The information on pages 2-24 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 30-31 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s value approach to investing. For biographical information about the portfolio managers and assistant portfolio managers of the respective Funds, please see pages 32-33.

The performance information presented in this Prospectus is current to December 31, 2006. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

The Royce Fund Prospectus 2007 | 1

Pennsylvania Mutual Fund

Investment Goal and Principal Strategies
Pennsylvania Mutual Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by both small- and micro-cap companies (those with market capitalizations less than $2.5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. The Fund generally invests in companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. Charles M. Royce manages the Fund, assisted by Jay Kaplan, James Harvey, Lauren Romeo and Frank Gannon.
    Normally, the Fund invests at least 65% of its net assets in the equity securities of such small- and micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		485

	Average Market Capitalization		$1,278 million

cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 19.61% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -17.55% (quarter ended 9/30/02).		1 Year	5 Year	10 Year

	Return Before Taxes Consultant Class	13.71%	13.47%	13.40%

	Return After Taxes on Distributions	12.56	12.60	11.56

	Return After Taxes on Distributions and Sale of Fund Shares	10.40	11.63	11.04

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

2 | The Royce Fund Prospectus 2007

Consultant Class Symbol: RYPCX

The performance information on page two provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. (Consultant Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The R Class has not yet commenced operations, and the Consultant Class commenced operations on June 18, 1997. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to June 18, 1997 would have been lower.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.76%	0.76%
Distribution (12b-1) fees	1.00%	0.50%
Other expenses	0.10%	0.11%

Total annual Fund operating expenses	1.86%	1.37%

The R Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating	expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Consultant	$189	$585	$1,006	$2,180

	R	$139	$434	$750	$1,646

Financial Highlights Information
On page 25, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 3

Royce Micro-Cap Fund

Investment Goal and Principal Strategies
Royce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by micro-cap companies, a universe of more than 5,300 companies with stock market capitalizations less than $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. W. Whitney George and Jenifer L. Taylor co-manage the Fund, assisted by David Nadel.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		215

	Average Market Capitalization		$313 million

differ significantly from funds investing in small- or larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.45% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -23.76% (quarter ended 9/30/02).		1 Year	5 Year	10 Year

	Return Before Taxes	21.10%	14.67%	14.23%

	Return After Taxes on Distributions	18.42	13.24	12.80

	Return After Taxes on Distributions and Sale of Fund Shares	15.50	12.46	12.14

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

4 | The Royce Fund Prospectus 2007

Consultant Class Symbol: RYMCX

The performance information on page four provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on May 1, 1998. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to May 1, 1998 would have been lower.

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.30%
Distribution (12b-1) fees	1.00%
Other expenses	0.12%

Total annual Fund operating expenses	2.42%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating	expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$245	$755	$1,291	$2,756

Financial Highlights Information
On page 25, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 5

Royce Premier Fund

Investment Goal and Principal Strategies
Royce Premier Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Charles M. Royce and W. Whitney George co-manage the Fund, assisted by Lauren Romeo.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		59

	Average Market Capitalization		$2,063 million

returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).		1 Year	5 Year	10 Year

	Return Before Taxes Consultant Class	7.74%	13.97%	13.28%

	Return After Taxes on Distributions	7.18	13.31	12.13

	Return After Taxes on Distributions and Sale of Fund Shares	5.81	12.11	11.32

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

6 | The Royce Fund Prospectus 2007

Consultant Class Symbol: RPRCX

The performance information on page six provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. (Consultant Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The R Class has not yet commenced operations, and the Consultant Class commenced operations on June 2, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to June 2, 2003 would have been lower.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.97%	0.97%
Distribution (12b-1) fees	1.00%	0.50%
Other expenses	0.14%	0.12%

Total annual Fund operating expenses	2.11%	1.59%

The R Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating	expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Consultant	$214	$661	$1,134	$2,441

	R	$162	$502	$866	$1,889

Financial Highlights Information
On page 26, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Consultant Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 7

Royce Low-Priced Stock Fund

Investment Goal and Principal Strategies
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the low-priced equity securities of small- and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth. W. Whitney George manages the Fund, assisted by James A. Skinner III.
    Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small- and micro-cap companies with market capitalizations of less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of low-priced, small- and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		198

	Average Market Capitalization		$1,102 million

of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small-caps, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a quarter was -21.50% (quarter ended 9/30/98).		1 Year	5 Year	10 Year

	Return Before Taxes Service Class	18.97%	12.32%	15.97%

	Return After Taxes on Distributions	17.18	11.56	14.48

	Return After Taxes on Distributions and Sale of Fund Shares	14.26	10.67	13.55

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

8 | The Royce Fund Prospectus 2007

The performance information on page eight provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The R Class has not yet commenced operations. The performance information shown is for Service Class shares, not offered in this Prospectus, that have 12b-1 fees that are 0.25% lower than those of the R Class. If R Class’s higher 12b-1 fees had been reflected, total returns would have been lower.

    The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.12%
Distribution (12b-1) fees	0.50%
Other expenses	0.14%

Total annual Fund operating expenses	1.76%

Expense reimbursements	(0.02)%

Net annual Fund operating expenses	1.74%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below 1.74% through December 31, 2007. The R Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements in year one) remain the	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$177	$552	$952	$2,071

The Royce Fund Prospectus 2007 | 9

Financial Highlights Information
On page 26, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share (Service Class used for illustrative purposes). The Fund’s R Class has yet to commence operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Class (assuming reinvestment of all distributions) that have lower 12b-1 fees. If R Class’s higher 12b-1 fees had been reflected, total returns would have been lower. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

10 | The Royce Fund Prospectus 2007

Royce Total Return Fund

Investment Goals and Principal Strategies
The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in dividend-paying securities issued by small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund, assisted by Jay Kaplan, George Necakov and Chris Flynn.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		483

	Average Market Capitalization		$1,746 million

risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by the declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).		1 Year	5 Year	10 Year

	Return Before Taxes Consultant Class	13.45%	12.09%	12.34%

	Return After Taxes on Distributions	12.80	11.72	11.20

	Return After Taxes on Distributions and Sale of Fund Shares	9.61	10.54	10.36

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

The Royce Fund Prospectus 2007 | 11

Consultant Class Symbol: RYTCX

The performance information on page 11 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. (Consultant Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The R Class has not yet commenced operations, and the Consultant Class commenced operations on October 16, 2001. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to October 16, 2001 would have been lower.
    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.95%	0.95%
Distribution (12b-1) fees	1.00%	0.50%
Other expenses	0.11%	0.14%

Total annual Fund operating expenses	2.06%	1.59%

The R Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating	expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Consultant	$209	$646	$1,108	$2,390

	R	$162	$502	$866	$1,889

Financial Highlights Information
On page 27, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

12 | The Royce Fund Prospectus 2007

Royce Heritage Fund

Investment Goal and Principal Strategies
Royce Heritage Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap companies, those less than $5 billion in market capitalization. Royce selects these securities from a universe of more than 7,600 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Charles M. Royce manages the Fund, assisted by James Harvey.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by mid-, small- and/or micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
    The prices of mid-, small- and/or micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		158

	Average Market Capitalization		$820 million

considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.70% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -19.92% (quarter ended 9/30/02).		1 Year	5 Year	10 Year

	Return Before Taxes	21.08%	11.23%	17.21%

	Return After Taxes on Distributions	18.27	9.40	14.79

	Return After Taxes on Distributions and Sale of Fund Shares	14.63	9.07	14.13

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

The Royce Fund Prospectus 2007 | 13

Consultant Class Symbol: RYGCX

The performance information on page 13 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on December 7, 2001. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, that have 12b-1 fees that are 0.75% lower than those of the Consultant Class. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to December 7, 2001would have been lower.

    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Annual Trustee’s Fee—Applies only to GiftShare Accounts	$50

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	1.00%
Other expenses	1.18%

Total annual Fund operating expenses	3.18%

Expense reimbursements	(0.69)%

Net annual Fund operating expenses	2.49%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below 2.49% through December 31, 2007 and 2.99% through December 31, 2016.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

	$252	$878	$1,528	$3,273

	Exclusive of $50 annual trustee’s fee per GiftShare Account. For GiftShare Accounts opened prior to or during 2007, Royce will pay that portion of the currently effective annual trustee’s fee in excess of $50 per account and the trustee’s fees for establishing and terminating the trusts.

14 | The Royce Fund Prospectus 2007

Consultant Class Symbol: RYGCX

Financial Highlights Information
On page 27, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 15

Royce Opportunity Fund

Investment Goal and Principal Strategies
Royce Opportunity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino manages the Fund, assisted by William Hench.
    Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
    Normally, the Fund invests at least 65% of its net assets in equity securities.
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		302

	Average Market Capitalization		$562 million

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 31.94% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -27.76% (quarter ended 9/30/02).

 The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. (Consultant Class used for illustrative purposes—returns differ by class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The R Class has not yet commenced operations, and the Consultant Class
		1 Year	5 Year	10 Year

	Return Before Taxes Consultant Class	17.62%	15.75%	17.22%

	Return After Taxes on Distributions	15.65	14.41	15.30

	Return After Taxes on Distributions and Sale of Fund Shares	13.92	13.62	14.54

	Russell 2000*	18.37	11.39	9.44

*Reflects no deductions for fees, expenses or taxes.

commenced operations on March 30, 2006. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to March 30, 2006 would have been lower.
    The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder

16 | The Royce Fund Prospectus 2007

Consultant Class Symbol: ROFCX

was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

	Consultant Class	R Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Early redemption fee
On purchases held for 180 days or more	None	None
On purchases held for less than 180 days	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%
Distribution (12b-1) fees	1.00%	0.50%
Other expenses	1.74%	0.11%

Total annual Fund operating expenses	3.74%	1.61%

Expense reimbursements	(1.25)%	None

Net annual Fund operating expenses	2.49%	1.61%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expense ratio at or below 2.49% through December 31, 2007 and 2.99% through December 31, 2016. The R Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements for the Consultant	Class) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	Class	1 Year	3 Years	5 Years	10 Years

	Consultant	$252	$878	$1,528	$3,273

	R	$164	$508	$876	$1,911

Financial Highlights Information
On page 28, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Consultant Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions.) This information has been audited by Price waterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 17

Royce Special Equity Fund

Investment Goal and Principal Strategies
Royce Special Equity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the equity securities of small- and micro-cap companies, those with market capitalizations less than $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff. Charles R. Dreifus manages the Fund.
    Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		62

	Average Market Capitalization		$802 million

periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06, the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -9.03% (quarter ended 3/31/99).

 The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant
		1 Year	5 Year	Since Inception (5/1/98)

	Return Before Taxes	12.75%	12.69%	10.23%

	Return After Taxes on Distributions	11.55	12.19	9.78

	Return After Taxes on Distributions and Sale of Fund Shares	9.93	11.08	8.94

	Russell 2000*	18.37	11.39	7.10

*Reflects no deductions for fees, expenses or taxes.

 Class commenced operations on June 2, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that have no 12b-1 fees. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to June 2, 2003 would have been lower.
    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in

18 | The Royce Fund Prospectus 2007

Consultant Class Symbol: RSQCX

effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	1.00%
Other expenses	0.22%

Total annual Fund operating expenses	2.22%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating	expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$225	$694	$1,190	$2,554

Financial Highlights Information
On page 28, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Consultant Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) each year on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 19

Royce Value Fund

Investment Goal and Principal Strategies
Royce Value Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by small- and mid-cap companies, those with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. W. Whitney George and Jay Kaplan co-manage the Fund.
    Normally, the Fund invests at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06 the Fund held a
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		71

	Average Market Capitalization		$1,781 million

limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.07% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -21.02% (quarter ended 9/30/02).		1 Year	5 Year	Since Inception (6/14/01)

	Return Before Taxes	15.77%	15.97%	17.96%

	Return After Taxes on Distributions	15.34	15.17	17.13

	Return After Taxes on Distributions and Sale of Fund Shares	10.61	13.57	15.42

	Russell 2000*	18.37	11.39	10.09

	*Reflects no deductions for fees, expenses or taxes.

20 | The Royce Fund Prospectus 2007

Consultant Class Symbol: RVFCX

The performance information on page 20 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, that have 12b-1 fees that are 0.75% lower than those of the Consultant Class. If

Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to March 30, 2006 would have been lower.
    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	1.00%
Other expenses	2.34%

Total annual Fund operating expenses	4.34%

Expense reimbursements	(1.85)%

Net annual Fund operating expenses	2.49%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below 2.49% through December 31, 2007 and 2.99% through December 31, 2016.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return and that the Fund’s total operating expenses (net of expense reimbursements) remain the same. Although your	actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$252	$878	$1,528	$3,273

Financial Highlights Information
On page 29, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Consultant Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 21

Royce Value Plus Fund

Investment Goal and Principal Strategies
Royce Value Plus Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap companies (those with market capitalizations less then $5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects. James A. Skinner III manages the Fund, assisted by W. Whitney George.
    Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-, small- and/or micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		115

	Average Market Capitalization		$1,100 million

to larger-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-, mid-and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -22.26% (quarter ended 9/30/02).		1 Year	5 Year	Since Inception (6/14/01)

	Return Before Taxes	18.33%	21.37%	23.32%

	Return After Taxes on Distributions	17.78	20.52	22.39

	Return After Taxes on Distributions and Sale of Fund Shares	12.14	18.46	20.28

	Russell 2000*	18.37	11.39	10.09

	*Reflects no deductions for fees, expenses or taxes.

22 | The Royce Fund Prospectus 2007

Consultant Class Symbol: RVPCX

The performance information on page 22 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Consultant Class commenced operations on March 30, 2006. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, that have 12b-1 fees that are 0.75% lower than those of the Consultant Class. If Consultant Class’s higher 12b-1 fees had been reflected, total returns prior to March 30, 2006 would have been lower.

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	1.00%
Other expenses	0.90%

Total annual Fund operating expenses	2.90%

Expense reimbursements	(0.41)%

Net annual Fund operating expenses	2.49%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below 2.49% through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of expense reimbursements in year one) remain the	same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$252	$859	$1,492	$3,194

The Royce Fund Prospectus 2007 | 23

Consultant Class Symbol: RVPCX

Financial Highlights Information
On page 29, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Consultant Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

24 | The Royce Fund Prospectus 2007

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

PENNSYLVANIA MUTUAL FUND—CONSULTANT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$10.25	$9.77	$8.65	$6.50	$7.36

Investment Operations
Net investment income (loss)	(0.07)	(0.04)	(0.11)	(0.09)	(0.08)

Net realized and unrealized gain (loss) on investments and foreign currency	1.48	1.15	1.76	2.60	(0.66)

Total from investment operations	1.41	1.11	1.65	2.51	(0.74)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.77)	(0.63)	(0.53)	(0.36)	(0.12)

Total distributions	(0.77)	(0.63)	(0.53)	(0.36)	(0.12)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$10.89	$10.25	$9.77	$8.65	$6.50

Total Return	13.71%	11.32%	19.14%	38.69%	(10.07)%

Net assets, end of period (in thousands)	$1,163,265	$904,160	$753,388	$484,439	$266,061

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.87%	1.89%	1.89%	1.94%	1.97%

Prior to fee waivers	1.86%	1.89%	1.89%	1.94%	1.97%

Net of fee waivers	1.86%	1.88%	1.89%	1.94%	1.97%

Ratio of net investment income (loss) to average net assets	(0.61)%	(0.52)%	(1.20)%	(1.19)%	(1.16)%

Portfolio turnover rate	38%	26%	32%	30%	33%

ROYCE MICRO-CAP FUND—CONSULTANT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$14.98	$14.92	$14.39	$9.91	$11.68

Investment Operations
Net investment income (loss)	(0.21)	(0.25)	(0.29)	(0.25)	(0.22)

Net realized and unrealized gain (loss) on investments and foreign currency	3.35	1.79	2.36	5.30	(1.45)

Total from investment operations	3.14	1.54	2.07	5.05	(1.67)

Distributions
Distributions from net investment income	(0.12)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.79)	(1.48)	(1.54)	(0.57)	(0.10)

Total distributions	(1.91)	(1.48)	(1.54)	(0.57)	(0.10)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$16.21	$14.98	$14.92	$14.39	$9.91

Total Return	21.10%	10.37%	14.62%	51.01%	(14.31)%

Net assets, end of period (in thousands)	$221,411	$173,017	$169,813	$144,451	$68,963

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.44%	2.49%	2.56%	2.74%	2.78%

Prior to fee waivers	2.42%	2.49%	2.56%	2.74%	2.78%

Net of fee waivers	2.42%	2.49%	2.47%	2.49%	2.49%

Ratio of net investment income (loss) to average net assets	(1.30)%	(1.72)%	(1.94)%	(2.10)%	(2.06)%

Portfolio turnover rate	42%	31%	44%	44%	31%

The Royce Fund Prospectus 2007 | 25

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE PREMIER FUND—CONSULTANT CLASS

Period Ended December 31,	2006	2005	2004	2003(a)

Net Asset Value, Beginning of Period	$16.31	$14.80	$12.80	$10.52

Investment Operations
Net investment income (loss)	(0.14)	(0.17)	(0.22)	(0.08)

Net realized and unrealized gain (loss) on investments and foreign currency	1.42	2.52	2.93	2.49

Total from investment operations	1.28	2.35	2.71	2.41

Distributions
Distributions from net investment income	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.63)	(0.84)	(0.71)	(0.13)

Total distributions	(0.63)	(0.84)	(0.71)	(0.13)

Shareholder Redemption Fees	—	—	—	—

Net Asset Value, End of Period	$16.96	$16.31	$14.80	$12.80

Total Return	7.74%	15.88%	21.27%	22.88%**

Net assets, end of period (in thousands)	$50,862	$47,310	$26,805	$5,401

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.12%	2.17%	2.35%	4.25%*

Prior to fee waivers	2.11%	2.17%	2.35%	4.25%*

Net of fee waivers	2.11%	2.17%	2.35%	2.49%*

Ratio of net investment income (loss) to average net assets	(0.83)%	(1.12)%	(1.59)%	(1.22)%*

Portfolio turnover rate	13%	20%	24%	26%

ROYCE LOW-PRICED STOCK FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$15.53	$15.33	$13.98	$9.75	$11.67

Investment Operations
Net investment income (loss)	(0.05)	(0.10)	(0.14)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments and foreign currency	3.00	1.58	2.04	4.36	(1.83)

Total from investment operations	2.95	1.48	1.90	4.29	(1.91)

Distributions
Distributions from net investment income	(0.12)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.53)	(1.28)	(0.55)	(0.06)	(0.02)

Total distributions	(1.65)	(1.28)	(0.55)	(0.06)	(0.02)

Shareholder Redemption Fees	—	—	—	—	0.01

Net Asset Value, End of Period	$16.83	$15.53	$15.33	$13.98	$9.75

Total Return	18.97%	9.66%	13.64%	44.02%	(16.28)%

Net assets, end of period (in thousands)	$4,065,946	$3,909,389	$4,769,417	$3,046,100	$1,787,172

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.51%	1.54%	1.71%	1.94%	1.97%

Prior to fee waivers	1.51%	1.54%	1.71%	1.94%	1.97%

Net of fee waivers	1.46%	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.37)%	(0.68)%	(1.00)%	(0.70)%	(0.74)%

Portfolio turnover rate	27%	21%	26%	42%	29%

(a)	The Class commenced operations on June 2, 2003.
*	Annualized.
**	Not annualized.

26 | The Royce Fund Prospectus 2007

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE TOTAL RETURN FUND—CONSULTANT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.58	$12.24	$10.68	$8.37	$8.64

Investment Operations
Net investment income (loss)	0.05	0.02	0.01	0.02	—

Net realized and unrealized gain (loss) on investments and foreign currency	1.64	0.87	1.73	2.37	(0.24)

Total from investment operations	1.69	0.89	1.74	2.39	(0.24)

Distributions
Distributions from net investment income	(0.02)	—	(0.01)	—	(0.02)

Distributions from net realized gain on investments and foreign currency	(0.52)	(0.55)	(0.17)	(0.08)	(0.01)

Total distributions	(0.54)	(0.55)	(0.18)	(0.08)	(0.03)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$13.73	$12.58	$12.24	$10.68	$8.37

Total Return	13.45%	7.18%	16.35%	28.61%	(2.74)%

Net assets, end of period (in thousands)	$689,311	$606,618	$501,635	$309,136	$120,737

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.07%	2.10%	2.13%	2.19%	2.25%

Prior to fee waivers	2.06%	2.10%	2.13%	2.19%	2.25%

Net of fee waivers	2.06%	2.10%	2.13%	2.19%	2.20%

Ratio of net investment income (loss) to average net assets	0.34%	0.17%	0.10%	0.26%	0.15%

Portfolio turnover rate	25%	24%	22%	20%	22%

ROYCE HERITAGE FUND—CONSULTANT CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$11.29	$12.03	$11.50	$8.62	$11.08

Investment Operations
Net investment income (loss)	(0.14)	(0.17)	(0.23)	(0.18)	(0.13)

Net realized and unrealized gain (loss) on investments and foreign currency	2.53	1.11	2.40	3.33	(2.05)

Total from investment operations	2.39	0.94	2.17	3.15	(2.18)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.21)	(1.68)	(1.64)	(0.27)	(0.28)

Total distributions	(1.21)	(1.68)	(1.64)	(0.27)	(0.28)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$12.47	$11.29	$12.03	$11.50	$8.62

Total Return	21.08%	7.70%	19.11%	36.65%	(19.78)%

Net assets, end of period (in thousands)	$3,879	$2,507	$1,885	$762	$342

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	3.20%	3.99%	5.21%	8.20%	10.36%

Prior to fee waivers	3.18%	3.99%	5.21%	8.20%	10.36%

Net of fee waivers	2.49%	2.49%	2.49%	2.49%	2.49%

Ratio of net investment income (loss) to average net assets	(1.12)%	(1.50)%	(1.94)%	(1.81)%	(1.97)%

Portfolio turnover rate	98%	142%	86%	25%	66%

The Royce Fund Prospectus 2007 | 27

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE OPPORTUNITY FUND—CONSULTANT CLASS

Period Ended December 31,	2006(a)

Net Asset Value, Beginning of Period	$14.29

Investment Operations
Net investment income (loss)	(0.12)

Net realized and unrealized gain (loss) on investments and foreign currency	0.29

Total from investment operations	0.17

Distributions
Distributions from net investment income	—

Distributions from net realized gain on investments and foreign currency	(1.56)

Total distributions	(1.56)

Shareholder Redemption Fees	—

Net Asset Value, End of Period	$12.90

Total Return	1.16%**

Net assets, end of period (in thousands)	$4,080

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	3.75%*

Prior to fee waivers	3.74%*

Net of fee waivers	2.49%*

Ratio of net investment income (loss) to average net assets	(1.24)%*

Portfolio turnover rate	47%

ROYCE SPECIAL EQUITY FUND—CONSULTANT CLASS

Period Ended December 31,	2006	2005	2004	2003(b)

Net Asset Value, Beginning of Period	$18.55	$19.47	$17.89	$15.06

Investment Operations
Net investment income (loss)	(0.12)	(0.03)	(0.02)	(0.08)

Net realized and unrealized gain (loss) on investments and foreign currency	2.51	(0.39)	2.28	3.07

Total from investment operations	2.39	(0.42)	2.26	2.99

Distributions
Distributions from net investment income	—	—	(0.01)	(0.01)

Distributions from net realized gain on investments and foreign currency	(1.51)	(0.50)	(0.67)	(0.15)

Total distributions	(1.51)	(0.50)	(0.68)	(0.16)

Shareholder Redemption Fees	—	—	—	—

Net Asset Value, End of Period	$19.43	$18.55	$19.47	$17.89

Total Return	12.75%	(2.16)%	12.66%	19.91%**

Net assets, end of period (in thousands)	$17,231	$17,517	$20,277	$9,944

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.23%	2.26%	2.28%	3.21%*

Prior to fee waivers	2.22%	2.26%	2.28%	3.21%*

Net of fee waivers	2.22%	2.26%	2.28%	2.20%*

Ratio of net investment income (loss) to average net assets	(0.60)%	(0.15)%	(0.09)%	(0.81)%*

Portfolio turnover rate	16%	22%	17%	22%

(a)	The Class commenced operations on March 30, 2006.
(b)	The Class commenced operations on June 2, 2003.
*	Annualized.
**	Not annualized.

28 | The Royce FundProspectus 2007

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE VALUE FUND—CONSULTANT CLASS

Period Ended December 31,	2006(a)

Net Asset Value, Beginning of Period	$10.94

Investment Operations
Net investment income (loss)	(0.07)

Net realized and unrealized gain (loss) on investments and foreign currency	0.32

Total from investment operations	0.25

Distributions
Distributions from net investment income	(0.00)

Distributions from net realized gain on investments and foreign currency	(0.22)

Total distributions	(0.22)

Shareholder Redemption Fees	0.01

Net Asset Value, End of Period	$10.98

Total Return	2.33%**

Net assets, end of period (in thousands)	$4,424

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	4.35%*

Prior to fee waivers	4.34%*

Net of fee waivers	2.49%*

Ratio of net investment income (loss) to average net assets	(0.93)%*

Portfolio turnover rate	41%

ROYCE VALUE PLUS FUND—CONSULTANT CLASS

Period Ended December 31,	2006(a)

Net Asset Value, Beginning of Period	$13.85

Investment Operations
Net investment income (loss)	(0.16)

Net realized and unrealized gain (loss) on investments and foreign currency	0.55

Total from investment operations	0.39

Distributions
Distributions from net investment income	—

Distributions from net realized gain on investments and foreign currency	(0.27)

Total distributions	(0.27)

Shareholder Redemption Fees	—

Net Asset Value, End of Period	$13.97

Total Return	2.78%**

Net assets, end of period (in thousands)	$12,956

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.91%*

Prior to fee waivers	2.90%*

Net of fee waivers	2.49%*

Ratio of net investment income (loss) to average net assets	(1.61)%*

Portfolio turnover rate	31%

(a)	The Class commenced operations on March 30, 2006.
*	Annualized.
**	Not annualized.

The Royce Fund Prospectus 2007 | 29

Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Investing in Small-Company Stocks

Market capitalization is the

number of a company’s

outstanding shares of stock

multiplied by its most recent

closing price per share.

The Russell 2000 is an

unmanaged index of U.S.

small-company common stocks

that Royce and others use to

benchmark the performance of

small- and micro-cap funds. It

includes the smallest 2,000

companies (based on market

capitalization) among the

largest 3,000 companies tracked

by Frank Russell Company.

Royce views the large and diverse universe of small-cap companies available for investment by the Funds as having two investment segments or tiers—small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.
    small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
    As a result, the purchase or sale of more than a limited number of shares of a small-or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
    The micro-cap segment consists of more than 5,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
    The upper tier of the small-cap universe of securities consists of more than 1,800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. Certain Funds in this Prospectus may also invest in mid-cap securities. Defined as those companies with market caps between $2.5 billion and $5 billion,

30 | The Royce Fund Prospectus 2007

the sector includes more than 500 companies. In general, mid-caps share the same characteristics as the upper tier of small-cap. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Opportunity and Value Plus Funds) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
    Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two to five-year period toward this estimate.
    Royce’s value approach strives to reduce some of the other risks of investing in mid-, small and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Due to its opportunistic approach, Royce Opportunity Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Pennsylvania Mutual, Royce Micro-Cap, Total Return, Low-Priced Stock and Opportunity Funds.
    While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-24.
    Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

The Royce Fund Prospectus 2007 | 31

Management of the Funds
Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He also serves as Portfolio Manager or Co-Manager for the following Funds in this Prospectus: Pennsylvania Mutual, Royce Premier, Total Return and Heritage Funds.
    Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President, who serves as Portfolio Manager, Co-Manager or Assistant Portfolio Manager for Royce Micro-Cap, Premier, Low-Priced Stock, Value and Value Plus Funds; Boniface A. Zaino, Managing Director, who serves as Portfolio Manager for Royce Opportunity Fund; and Charles R. Dreifus, Principal, who serves as Portfolio Manager for Royce Special Equity Fund. Mr. George has been a Senior Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991. Mr. Zaino joined Royce in 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.
    Royce’s investment staff also includes: George Necakov, Director of Quantitative Strategies, who serves as Assistant Portfolio Manager for Royce Total Return Fund; Jay Kaplan, Principal, who serves as Co-Manager or Assistant Portfolio Manager for Pennsylvania Mutual, Royce Total Return and Value Funds; James A. Skinner III, Principal, who serves as Portfolio Manager for Royce Value Plus Fund and Assistant Portfolio Manager for Royce Low-Priced Stock Fund. Chris Flynn, Principal, who serves as Assistant Portfolio Manager for Royce Total Return Fund; James Harvey, who serves as Assistant Portfolio Manager for Pennsylvania Mutual and Royce Heritage Funds; Jenifer L. Taylor, who serves as Co-Manager for Royce Micro-Cap Fund; William Hench, who serves as Assistant Portfolio Manager for Royce Opportunity Fund; Lauren Romeo, who serves as Assistant Portfolio Manager for Pennsylvania Mutual and Royce Premier Funds; David Nadel, who serves as Assistant Portfolio Manager for Royce Micro-Cap Fund; and Frank Gannon, who serves as Assistant Portfolio Manager for Pennsylvania Mutual Fund. Assistant Portfolio Managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s Portfolio Manager(s).
    Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and

Royce invests in equity

securities of small- and

micro-cap companies that are

trading significantly below our

assessment of their current

worth, with the expectation

that their market prices should

increase toward this estimate,

resulting in capital appreciation

for Fund investors.

32 | The Royce Fund Prospectus 2007

previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He has been employed by Royce since 1993. Mr. Harvey has been employed by Royce since 1999 as an Analyst. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnaise Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management.
     The Fund’s Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
     Royce Fund Services, Inc. (RFS) distributes the Funds shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the Consultant and R Classes under Rule 12b-1. Under this plan and the distribution agreements, the Consultant and R Classes are obligated to pay a fee to RFS of up to 1.00% and 0.50% per year of their respective average net assets. RFS uses this fee to cover sales-related, shareholder servicing and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets in the Consultant and R Classes on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00% or 0.50% fees payable by the Consultant Class or R Class, respectively, of any Fund if it closes to new investors.
     State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services–Midwest (“BFDS”), is the Funds’ transfer agent.

The Royce Fund Prospectus 2007 | 33

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS

Pennsylvania Mutual Fund

• 1.00% of the first $50,000,000
• 0.875% of the next $50,000,000 and
• 0.75% of any additional average net assets

Royce Premier, Total Return, Heritage, Opportunity, Special Equity, Value and Value Plus Funds

• 1.00% of the first $2,000,000,000
• 0.95% of the next $2,000,000,000
• 0.90% of the next $2,000,000,000 and
• 0.85% of any additional average net assets

Royce Micro-Cap Fund

• 1.30% of the first $2,000,000,000
• 1.25% of the next $2,000,000,000
• 1.20% of the next $2,000,000,000 and
• 1.15% of any additional average net assets

Royce Low-Priced Stock Fund

• 1.15% of the first $2,000,000,000
• 1.10% of the next $2,000,000,000
• 1.05% of the next $2,000,000,000 and
• 1.00% of any additional average net assets

For 2006, the actual net fees paid to Royce on average net assets were 0.76% for Pennsylvania Mutual Fund, 1.30% for Royce Micro-Cap Fund, 0.97% for Royce Premier Fund, 1.12% for Royce Low-Priced Stock Fund, 0.95% for Royce Total Return Fund, 1.00% for Royce Heritage Fund, 1.00% for Royce Opportunity Fund, 1.00% for Royce Special Equity Fund, 1.00% for Royce Value Fund and 1.00% for Royce Value Plus Fund.

For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ 2006 Semiannual Report to Shareholders.

34 | The Royce Fund Prospectus 2007

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.	General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Consultant Class shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2007.

Purchasing Shares

Consultant Class Shares of The Royce Funds are generally offered only through certain broker-dealers, and R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans”—as defined on page one above.
      If you purchase Fund shares through a third-party intermediary, such as a bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. Fund shares purchased through a third-party intermediary may be held in the name of that party on the Fund’s books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers that introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has

PURCHASING SHARES

Minimum initial investments for Consultant Class shares purchased directly from The Royce Fund, excluding GiftShare Accounts in Royce Heritage Fund.*

Account Type	Minimum

Regular Account	$2,000

IRA	1,000

Automatic Investment or Direct Deposit Plan Accounts	1,000

403(b)(7) or 401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type. *The minimum initial investment for GiftShare Accounts in Royce Heritage Fund is $5,000.

The Royce Fund Prospectus 2007 | 35

determined that the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.
    Royce may make payments for distribution and/or administrative services related to the Funds in this Prospectus to broker-dealers, financial intermediaries, Retirement Plan Recordkeepers and other service providers out of its own resources. Additional information about these arrangements can be found in the Fund’s Statement of Additional Information.
    Payments to third-party intermediaries may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about these differing interests and how it is compensated for administering your Fund investment.
    In addition to regular accounts, Royce Heritage Fund offers GiftShare Accounts, trusts designed exclusively for gifting and estate planning. For more information on GiftShare Accounts, please call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet.
    The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund that you held for less than 180 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.
     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased a Fund’s shares on June 1, 2007, these shares would be subject to the fee if you were to redeem them

36 | The Royce Fund Prospectus 2007

prior to November 28, 2007. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2007.
     You will incur no fee on shares that you acquire through distribution reinvestment, but the redemption fee will apply to shares that you exchange into another Royce Fund. The following types of shareholders and accounts are generally exempt from the early redemption fee: participants in Automatic Investment or Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare Accounts in Royce Heritage Fund. However, these exemptions may not be available to investors who hold Consultant or R Class shares through certain broker-dealers and other financial intermediaries.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
     The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears

The Royce Fund Prospectus 2007 | 37

inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Funds impose a redemption fee on certain short-term redemptions to discourage frequent trading.
    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair

38 | The Royce Fund Prospectus 2007

value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company.
    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Class of a Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

Dividends, Distributions and Taxes
Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise,

The Royce Fund Prospectus 2007 | 39

dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
     If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.
     The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

TAXATION OF DISTRIBUTIONS
Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The tax character of distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Funds’ annual distributions normally consist primarily of capital gains:

Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

Qualified dividend income	5%	15%

Other dividend income	Ordinary income rate	Ordinary income rate

Short-term capital gains	Ordinary income rate	Ordinary income rate

Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

40 | The Royce Fund Prospectus 2007

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail	By telephone
The Royce Funds	(800) 221-4268
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders in the Consultant Class and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599 C&R-PRO-0507

PROSPECTUS
Institutional Class Shares

MAY 1, 2007

(as amended on: May 2, 2007; September 10, 2007; October 5, 2007; October 25, 2007 and November 5, 2007)

Royce Premier Fund	Royce Special Equity Fund

Royce Low-Priced Stock Fund	Royce Value Fund

Royce Total Return Fund	Royce Value Plus Fund

Royce Heritage Fund	Royce 100 Fund

Royce Opportunity Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

TheRoyceFunds COMMITTED TO SMALLER COMPANIES, DEVOTED TO VALUE

At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce

The Royce Fund
Royce Premier Fund
Supplement to the Prospectus dated May 1, 2007

Royce Premier Fund has been closed to new investors since January 10, 2006. The Fund remains open to additional investment by existing investors and to financial advisors with existing clients in the Fund.

You may continue to purchase shares of the Fund if:

•	You are an existing shareholder of the Fund (either directly or through a financial intermediary) who:
	(i)	adds to your account through the purchase of additional Fund shares; or
	(ii)	adds to your account through the reinvestment of dividends and cash distributions from any shares owned in the Fund; or
	(iii)	opens a new account that is registered in your name and has the same Taxpayer Identification or Social Security Number assigned to it. (This includes UGMA/UTMA accounts with you as custodian.)

•

You are a participant in a qualified defined contribution retirement plan, such as a 401(k), profit sharing or money purchase plan, 403(b) plan or 457 plan that invests through existing accounts in the Fund or through a financial intermediary. You may open new accounts in that plan if the Fund is an investment option. IRA transfers and rollovers from these plans can be used to open new accounts.

•	You are a financial advisor with existing clients in the Fund who:
	(i)	adds to existing accounts for your existing clients already invested in the Fund;
	(ii)	opens additional accounts for your existing clients already invested in the Fund; or
	(iii)	opens a new account for your new or existing clients that are not yet invested in the Fund.

•	You are investing through asset allocation based investment programs of certain pre-approved financial intermediaries.

You may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria above. Shareholders in other Royce Funds are not permitted to acquire shares of the Fund by exchange.

Royce reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund; and (iii) close and re-open the Fund to new or existing shareholders at any time.

January 14, 2008

Royce Premier Fund	2

Royce Low-Priced Stock Fund	4

Royce Total Return Fund	6

Royce Heritage Fund	8

Royce Opportunity Fund	11

Royce Special Equity Fund	13

Royce Value Fund	15

Royce Value Plus Fund	17

Royce 100 Fund	19

Financial Highlights	22

Investing in Small-Company Stocks	27

Management of the Funds	29

General Shareholder Information	31

The Institutional Class of shares of The Royce Funds is designed primarily for investment by or through foundations, endowments, retirement plans, discount brokers and similar institutions.

The information on pages 2-21 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 27-28 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s value approach to investing. For biographical information about the portfolio managers and assistant portfolio managers of the respective Funds, please see pages 29-30.

The performance information presented in this Prospectus is current to December 31, 2006. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

The Royce Fund Prospectus 2007 | 1

Royce Premier Fund

Investment Goal and Principal Strategies
Royce Premier Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies, those with stock market capitalizations from $500 million to $2.5 billion. Royce looks for companies that it considers “premier”—those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Charles M. Royce and W. Whitney George co-manage the Fund, assisted by Lauren Romeo.
    Normally, the Fund invests at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		59

	Average Market Capitalization		$2,063 million

cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
   Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).		1 Year	5 Year	10 Year

	Return Before Taxes	8.88%	14.97%	13.77%

	Return After Taxes on Distributions	8.25	14.30	12.62

	Return After Taxes on Distributions and Sale of Fund Shares	6.62	13.01	11.77

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

2 | The Royce Fund Prospectus 2007

Symbol: RPFIX

The performance information on page two provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class commenced operations on September 17, 2002. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the classes have different expenses.
    The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.97%
Distribution (12b-1) fees	None
Other expenses	0.03%

Total annual Fund operating expenses	1.00%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total	operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$102	$318	$552	$1,225

Financial Highlights Information
On page 22, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Institutional Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 3

Royce Low-Priced Stock Fund

Investment Goal and Principal Strategies
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the low-priced equity securities of small- and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio is less than $25. Institutional investors generally do not make very low-priced equities (those trading at $10 or less per share) an area of their focus, and they may receive only limited broker research coverage. These conditions create opportunities to find securities with what Royce believes are strong financial characteristics trading significantly below its estimate of their current worth. W. Whitney George manages the Fund, assisted by James A. Skinner III.
    Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by small- and micro-cap companies with market capitalizations of less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of low-priced, small- and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		198

	Average Market Capitalization		$1,102 million

of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small-caps, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a quarter was -21.50% (quarter ended 9/30/98).		1 Year	5 Year	10 Year

	Return Before Taxes	19.27%	12.38%	16.00%

	Return After Taxes on Distributions	17.39	11.60	14.50

	Return After Taxes on Distributions and Sale of Fund Shares	14.49	10.71	13.58

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

4 | The Royce Fund Prospectus 2007

Symbol: RLPIX

The performance information on page four provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class commenced operations on January 3, 2006. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the classes have different expenses.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.12%
Distribution (12b-1) fees	None
Other expenses	0.07%

Total annual Fund operating expenses	1.19%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total	operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$121	$378	$654	$1,443

Financial Highlights Information
On page 22, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Institutional Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 5

Royce Total Return Fund

Investment Goals and Principal Strategies
The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in dividend-paying securities issued by small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund, assisted by Jay Kaplan, George Necakov and Chris Flynn.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		483

	Average Market Capitalization		$1,746 million

investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.
    Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.87% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).		1 Year	5 Year	10 Year

	Return Before Taxes	14.62%	13.36%	12.94%

	Return After Taxes on Distributions	13.77	12.78	11.68

	Return After Taxes on Distributions and Sale of Fund Shares	10.60	11.60	10.86

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

6 | The Royce Fund Prospectus 2007

Symbol: RTRIX

The performance information on page six provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class commenced operations on March 4, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the classes have different expenses.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.95%
Distribution (12b-1) fees	None
Other expenses	0.04%

Total annual Fund operating expenses	0.99%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total	operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$101	$315	$547	$1,213

Financial Highlights Information
On page 23, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Institutional Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 7

Royce Heritage Fund

Investment Goal and Principal Strategies
Royce Heritage Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap companies, those less than $5 billion in market capitalization. Royce selects these securities from a universe of more than 7,600 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Charles M. Royce manages the Fund, assisted by James Harvey.
    Normally, the Fund invests at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by mid-, small- and/or micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Heritage Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.
     The prices of mid-, small- and/or micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		158

	Average Market Capitalization		$820 million

considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.70% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -19.70% (quarter ended 9/30/02).		1 Year	5 Year	10 Year

	Return Before Taxes
	Service Class	22.62%	12.43%	17.84%

	Return After Taxes on Distributions	20.08	10.73	15.48

	Return After Taxes on Distributions and Sale of Fund Shares	15.55	10.18	14.74

	Russell 2000*	18.37	11.39	9.44

	*Reflects no deductions for fees, expenses or taxes.

8 | The Royce Fund Prospectus 2007

The performance information on page eight provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class has not yet commenced operations. The performance information shown is for Service Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes will be invested in the same portfolio of securities. The returns will differ only to the extent that the classes have different expenses.

      The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.22%

Total annual Fund operating expenses	1.22%

Fee waivers and expense reimbursements	(0.18)%

Net annual Fund operating expenses	1.04%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007. The Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimburse-	ments in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$106	$369	$653	$1,461

The Royce Fund Prospectus 2007 | 9

Financial Highlights Information

On page 23, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. (Service Class used for illustrative purposes.) The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The Institutional Class has not yet commenced operations. The performance information shown is for the Fund’s Service Class shares, not offered in this Prospectus, that would have substantially similar returns to the Institutional Class because all classes invest in the same portfolio of securities. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 10

Royce Opportunity Fund

Investment Goal and Principal Strategies
Royce Opportunity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino manages the Fund, assisted by William Hench.
     Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $2.5 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its assets in foreign securities.
     Normally, the Fund invests at least 65% of its net assets in equity securities.
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		302

	Average Market Capitalization		$562 million

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk-the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 31.89% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -27.76% (quarter ended 9/30/02).

 The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class commenced operations on December 12,
		1 Year	5 Year	10 Year

	Return Before Taxes	18.85%	16.06%	17.39%

	Return After Taxes on Distributions	16.89	14.74	15.46

	Return After Taxes on Distributions and Sale of Fund Shares	14.72	13.90	14.69

	Russell 2000*	18.37	11.39	9.44

*Reflects no deductions for fees, expenses or taxes.

2001. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the classes have different expenses.
      The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital

11 | The Royce Fund Prospectus 2007

Symbol: ROFIX

gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not	apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.03%

Total annual Fund operating expenses	1.03%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total	operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$105	$328	$569	$1,259

Financial Highlights Information
On page 24, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 12

Royce Special Equity Fund

Investment Goal and Principal Strategies
Royce Special Equity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the equity securities of small- and micro-cap companies, those with market capitalizations less than $2.5 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff. Charles R. Dreifus manages the Fund.
     Normally, the Fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2.5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short or extended
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		62

	Average Market Capitalization		$802 million

periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06, the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -9.03% (quarter ended 3/31/99).

 The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The
		1 Year	5 Year	Since Inception (5/1/98)

	Return Before Taxes	14.12%	13.65%	10.77%

	Return After Taxes on Distributions	12.82	13.03	10.25

	Return After Taxes on Distributions and Sale of Fund Shares	10.95	11.92	9.42

	Russell 2000*	18.37	11.39	7.10

*Reflects no deductions for fees, expenses or taxes.

 Institutional Class commenced operations on July 25, 2003. Performance information prior to that date is for Investment Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the classes have different expenses.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the

13 | The Royce Fund Prospectus 2007

Symbol: RSEIX

shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.05%

Total annual Fund operating expenses	1.05%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating	expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$107	$334	$579	$1,283

Financial Highlights Information
On page 24, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Institutional Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 14

Royce Value Fund

Investment Goal and Principal Strategies
Royce Value Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by small- and mid-cap companies, those with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. W. Whitney George and Jay Kaplan co-manage the Fund.
     Normally, the Fund invests at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk-the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06 the Fund held a
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		71

	Average Market Capitalization		$1,781 million

limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.07% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -21.02% (quarter ended 9/30/02).		1 Year	5 Year	Since Inception (6/14/01)

	Return Before Taxes	16.78%	16.17%	18.15%

	Return After Taxes on Distributions	16.25	15.35	17.30

	Return After Taxes on Distributions and Sale of Fund Shares	11.31	13.75	15.58

	Russell 2000*	18.37	11.39	10.09

	*Reflects no deductions for fees, expenses or taxes.

15 | The Royce Fund Prospectus 2007

Symbol: RVFIX

The performance information on page 15 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class commenced operations on June 1, 2006. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the classes have different expenses.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.27%

Total annual Fund operating expenses	1.27%

Expense reimbursements	(0.23)%

Net annual Fund operating expenses	1.04%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total	operating expenses (net of expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$106	$380	$675	$1,514

Financial Highlights Information
On page 25, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Institutional Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 16

Royce Value Plus Fund

Investment Goal and Principal Strategies
Royce Value Plus Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by mid-, small- and/or micro-cap companies (those with market capitalizations less then $5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects. James A. Skinner III manages the Fund, assisted by W. Whitney George.
     Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-, small- and/or micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk-the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings		115

	Average Market Capitalization		$1,100 million

to larger-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-, mid- and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 37.79% (quarter ended 6/30/03) and the lowest return for a calendar quarter was -22.26% (quarter ended 9/30/02).		1 Year	5 Year	Since Inception (6/14/01)

	Return Before Taxes	19.41%	21.59%	23.52%

	Return After Taxes on Distributions	18.82	20.73	22.58

	Return After Taxes on Distributions and Sale of Fund Shares	12.86	18.65	20.46

	Russell 2000*	18.37	11.39	10.09

	*Reflects no deductions for fees, expenses or taxes.

17 | The Royce Fund Prospectus 2007

Symbol: RVPIX

The performance information on page 17 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class commenced operations on May 10, 2006. Performance information prior to that date is for Service Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes invest in the same portfolio of securities, differing only to the extent that the classes have different expenses.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.17%

Total annual Fund operating expenses	1.17%

Expense reimbursements	(0.13)%

Net annual Fund operating expenses	1.04%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating	expenses (net of expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$106	$359	$631	$1,409

Financial Highlights Information
On page 25, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception of the Institutional Class and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 18

Royce 100 Fund

Investment Goal and Principal Strategies
Royce 100 Fund’s investment goal is long-term growth of capital. Royce generally invests the Fund’s assets in a limited number of equity securities issued by mid-, small- and/or micro-cap companies, those with stock market capitalizations less than $5 billion. Royce selects securities of approximately 100 “outstanding” mid-, small- and/or micro-cap companies—those that Royce believes have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund, assisted by Lauren Romeo.
     Normally, the Fund invests at least 80% of its net assets in equity securities, primarily issued by companies with stock market capitalizations less than $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce 100 Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
   The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ
	PORTFOLIO DIAGNOSTICS (12/31/06)

	Number of Holdings	98

	Average Market Capitalization	$1,522 million

significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.
     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Service Class	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 14.79% (quarter ended 12/31/04) and the lowest return for a calendar quarter was -7.35% (quarter ended 6/30/06).		1 Year	Since Inception (6/30/03)

	Return Before Taxes
	Service Class	13.70%	19.00%

	Return After Taxes on Distributions	13.04	18.13

	Return After Taxes on Distributions and Sale of Fund Shares	9.32	16.18

	Russell 2000*	18.37	18.81

	*Reflects no deductions for fees, expenses or taxes.

19 | The Royce Fund Prospectus 2007

The performance information on page 19 provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Institutional Class has not yet commenced operations. The performance information shown is for Service Class shares, not offered in this Prospectus, that would have substantially similar returns because all classes will be invested in the same portfolio of securities. The returns will differ only to the extent that the classes have different expenses.

     The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	0.47%

Total annual Fund operating expenses	1.47%

Expense reimbursements	(0.43)%

Net annual Fund operating expenses	1.04%

Royce has contractually agreed to reimburse expenses to the extent necessary to maintain the Class’s net annual operating expense ratio at or below the level listed above through December 31, 2007. The Class’s “other expenses” are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total	operating expenses (net of expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

	$106	$423	$762	$1,721

The Royce Fund Prospectus 2007 | 20

Financial Highlights Information
On page 26, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception and reflects financial results for a single share. (Service Class used for illustrative purposes.) The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The Institutional Class has not yet commenced operations. The performance information shown is for the Fund’s Service Class shares, not offered in this Prospectus, that would have substantially similar returns to the Institutional Class because all classes invest in the same portfolio of securities. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE PREMIER FUND—INSTITUTIONAL CLASS

Period Ended December 31,	2006	2005	2004	2003	2002(a)

Net Asset Value, Beginning of Period	$16.91	$15.15	$12.91	$9.39	$9.64

Investment Operations
Net investment income (loss)	0.05	0.01	(0.04)	(0.00)	(0.01)

Net realized and unrealized gain (loss) on investments and foreign currency	1.47	2.59	2.99	3.65	0.10

Total from investment operations	1.52	2.60	2.95	3.65	0.09

Distributions
Distributions from net investment income	(0.09)	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.63)	(0.84)	(0.71)	(0.13)	(0.34)

Total distributions	(0.72)	(0.84)	(0.71)	(0.13)	(0.34)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$17.71	$16.91	$15.15	$12.91	$9.39

Total Return	8.88%	17.17%	22.96%	38.84%	0.86%**

Net assets, end of period (in thousands)	$355,293	$235,886	$104,497	$24,106	$4,490

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.01%	1.02%	1.06%	1.14%	1.58%*

Prior to fee waivers	1.00%	1.02%	1.06%	1.14%	1.58%*

Net of fee waivers	1.00%	1.02%	1.04%	1.04%	1.04%*

Ratio of net investment income (loss) to average net assets	0.27%	0.04%	(0.30)%	(0.03)%	(0.28)%*

Portfolio turnover rate	13%	20%	24%	26%	33%

ROYCE LOW-PRICED STOCK FUND—INSTITUTIONAL CLASS

Period Ended December 31,	2006(b)

Net Asset Value, Beginning of Period	$15.84

Investment Operations
Net investment income (loss)	(0.18)

Net realized and unrealized gain (loss) on investments and foreign currency	2.87

Total from investment operations	2.69

Distributions
Distributions from net investment income	(0.18)

Distributions from net realized gain on investments and foreign currency	(1.53)

Total distributions	(1.71)

Shareholder Redemption Fees	—

Net Asset Value, End of Period	$16.82

Total Return	16.94%**

Net assets, end of period (in thousands)	$608,092

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.20%*

Prior to fee waivers	1.19%*

Net of fee waivers	1.19%*

Ratio of net investment income (loss) to average net assets	0.02%*

Portfolio turnover rate	27%

(a)	The Class commenced operations on September 17, 2002.
(b)	The Class commenced operations on January 3, 2006.
*	Annualized.
**	Not annualized.

22 | The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE TOTAL RETURN FUND—INSTITUTIONAL CLASS

Period Ended December 31,	2006	2005	2004	2003(a)

Net Asset Value, Beginning of Period	$12.63	$12.30	$10.71	$7.88

Investment Operations
Net investment income (loss)	0.19	0.16	0.13	0.10

Net realized and unrealized gain (loss) on investments and foreign currency	1.65	0.86	1.76	2.90

Total from investment operations	1.84	1.02	1.89	3.00

Distributions
Distributions from net investment income	(0.18)	(0.14)	(0.13)	(0.09)

Distributions from net realized gain on investments and foreign currency	(0.52)	(0.55)	(0.17)	(0.08)

Total distributions	(0.70)	(0.69)	(0.30)	(0.17)

Shareholder Redemption Fees	—	—	—	—

Net Asset Value, End of Period	$13.77	$12.63	$12.30	$10.71

Total Return	14.62%	8.31%	17.78%	38.16%**

Net assets, end of period (in thousands)	$282,295	$214,275	$124,286	$67,912

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.00%	1.00%	1.04%	1.07%*

Prior to fee waivers	0.99%	1.00%	1.04%	1.07%*

Net of fee waivers	0.99%	1.00%	1.04%	1.04%*

Ratio of net investment income (loss) to average net assets	1.42%	1.30%	1.20%	1.54%*

Portfolio turnover rate	25%	24%	22%	20%

ROYCE HERITAGE FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.47	$13.00	$12.19	$9.03	$11.47

Investment Operations
Net investment income (loss)	0.01	(0.06)	(0.12)	(0.08)	(0.09)

Net realized and unrealized gain (loss) on investments and foreign currency	2.82	1.21	2.57	3.51	(2.07)

Total from investment operations	2.83	1.15	2.45	3.43	(2.16)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.21)	(1.68)	(1.64)	(0.27)	(0.28)

Total distributions	(1.21)	(1.68)	(1.64)	(0.27)	(0.28)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$14.09	$12.47	$13.00	$12.19	$9.03

Total Return	22.62%	8.74%	20.35%	38.09%	(18.93)%

Net assets, end of period (in thousands)	$95,349	$58,905	$52,891	$34,143	$23,312

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.48%	1.58%	1.55%	1.63%	1.63%

Prior to fee waivers	1.47%	1.58%	1.55%	1.63%	1.63%

Net of fee waivers	1.32%	1.43%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	0.05%	(0.44)%	(0.95)%	(0.81)%	(0.85)%

Portfolio turnover rate	98%	142%	86%	25%	66%

(a)	The Class commenced operations on March 4, 2003.
*	Annualized.
**	Not annualized.

The Royce Fund Prospectus 2007 | 23

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE OPPORTUNITY FUND—INSTITUTIONAL CLASS

Period Ended December 31,	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$12.34	$13.34	$12.16	$7.38	$9.01

Investment Operations
Net investment income (loss)	0.00	(0.04)	(0.06)	(0.05)	(0.03)

Net realized and unrealized gain (loss) on investments and foreign currency	2.33	0.71	2.17	5.41	(1.49)

Total from investment operations	2.33	0.67	2.11	5.36	(1.52)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(1.56)	(1.67)	(0.93)	(0.58)	(0.11)

Total distributions	(1.56)	(1.67)	(0.93)	(0.58)	(0.11)

Shareholder Redemption Fees	—	—	—	—	—

Net Asset Value, End of Period	$13.11	$12.34	$13.34	$12.16	$7.38

Total Return	18.85%	4.90%	17.57%	72.91%	(16.90)%

Net assets, end of period (in thousands)	$248,710	$199,293	$193,136	$85,813	$31,897

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.04%	1.05%	1.06%	1.08%	1.14%

Prior to fee waivers	1.03%	1.05%	1.06%	1.08%	1.14%

Net of fee waivers	1.03%	1.04%	1.04%	1.04%	1.04%

Ratio of net investment income (loss) to average net assets	0.03%	(0.28)%	(0.44)%	(0.54)%	(0.32)%

Portfolio turnover rate	47%	42%	47%	55%	46%

ROYCE SPECIAL EQUITY FUND—INSTITUTIONAL CLASS

Period Ended December 31,	2006	2005	2004	2003(a)

Net Asset Value, Beginning of Period	$18.66	$19.58	$17.95	$15.78

Investment Operations
Net investment income (loss)	0.12	0.21	0.10	0.01

Net realized and unrealized gain (loss) on investments and foreign currency	2.54	(0.39)	2.40	2.37

Total from investment operations	2.66	(0.18)	2.50	2.38

Distributions
Distributions from net investment income	(0.13)	(0.24)	(0.20)	(0.06)

Distributions from net realized gain on investments and foreign currency	(1.51)	(0.50)	(0.67)	(0.15)

Total distributions	(1.64)	(0.74)	(0.87)	(0.21)

Shareholder Redemption Fees	—	—	—	—

Net Asset Value, End of Period	$19.68	$18.66	$19.58	$17.95

Total Return	14.12%	(0.93)%	13.97%	15.14%**

Net assets, end of period (in thousands)	$147,661	$154,195	$162,819	$13,439

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.05%	1.05%	1.07%	1.36%*

Prior to fee waivers	1.05%	1.05%	1.07%	1.36%*

Net of fee waivers	1.05%	1.05%	1.07%	1.10%*

Ratio of net investment income (loss) to average net assets	0.58%	1.08%	1.07%	0.24%*

Portfolio turnover rate	16%	22%	17%	22%

(a)	The Class commenced operations on July 25, 2003.
*	Annualized.
**	Not annualized.

24 | The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE VALUE FUND—INSTITUTIONAL CLASS

Period Ended December 31,	2006(a)

Net Asset Value, Beginning of Period	$10.52

Investment Operations
Net investment income (loss)	0.01

Net realized and unrealized gain (loss) on investments and foreign currency	0.77

Total from investment operations	0.78

Distributions
Distributions from net investment income	(0.04)

Distributions from net realized gain on investments and foreign currency	(0.22)

Total distributions	(0.26)

Shareholder Redemption Fees	—

Net Asset Value, End of Period	$11.04

Total Return	7.35%**

Net assets, end of period (in thousands)	$13,898

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.27%*

Prior to fee waivers	1.27%*

Net of fee waivers	1.04%*

Ratio of net investment income (loss) to average net assets	0.43%*

Portfolio turnover rate	41%

ROYCE VALUE PLUS FUND—INSTITUTIONAL CLASS

Period Ended December 31,	2006(b)

Net Asset Value, Beginning of Period	$14.20

Investment Operations
Net investment income (loss)	(0.04)

Net realized and unrealized gain (loss) on investments and foreign currency	0.21

Total from investment operations	0.17

Distributions
Distributions from net investment income	(0.02)

Distributions from net realized gain on investments and foreign currency	(0.27)

Total distributions	(0.29)

Shareholder Redemption Fees	—

Net Asset Value, End of Period	$14.08

Total Return	1.16%**

Net assets, end of period (in thousands)	$30,985

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.17%*

Prior to fee waivers	1.17%*

Net of fee waivers	1.04%*

Ratio of net investment income (loss) to average net assets	(0.18)%*

Portfolio turnover rate	31%

(a)	The Class commenced operations on June 1, 2006.
(b)	The Class commenced operations on May 10, 2006.
*	Annualized.
**	Not annualized.

The Royce Fund Prospectus 2007 | 25

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE 100 FUND—SERVICE CLASS

Period Ended December 31,	2006	2005	2004	2003(a)

Net Asset Value, Beginning of Period	$7.52	6.85	$5.53	$5.00

Investment Operations
Net investment income (loss)	(0.02)	(0.03)	(0.02)	(0.01)

Net realized and unrealized gain (loss) on investments and foreign currency	1.04	1.06	1.52	0.54

Total from investment operations	1.02	1.03	1.50	0.53

Distributions
Distributions from net investment income	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(0.23)	(0.36)	(0.18)	(0.00)

Total distributions	(0.23)	(0.36)	(0.18)	(0.00)

Shareholder Redemption Fees	0.01	—	—	—

Net Asset Value, End of Period	$8.32	$7.52	$6.85	$5.53

Total Return	13.70%	14.89%	27.24%	10.66%**

Net assets, end of period (in thousands)	$34,691	$16,892	$8,748	$2,502

Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.73%	2.07%	2.84%	3.68%*

Prior to fee waivers	1.72%	2.07%	2.84%	3.68%*

Net of fee waivers	1.47%	1.49%	1.49%	1.49%*

Ratio of net investment income (loss) to average net assets	(0.26)%	(0.49)%	(0.34)%	(0.39)%*

Portfolio turnover rate	45%	60%	97%	8%

(a)	The Fund commenced operations on June 30, 2003.
*	Annualized.
**	Not annualized.

26 | The Royce Fund Prospectus 2007

Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Investing in Small-Company Stocks

Market capitalization is the

number of a company’s

outstanding shares of stock

multiplied by its most recent

closing price per share.

The Russell 2000 is an

unmanaged index of U.S.

small-company common stocks

that Royce and others use to

benchmark the performance of

small- and micro-cap funds. It

includes the smallest 2,000

companies (based on market

capitalization) among the

largest 3,000 companies tracked

by Frank Russell Company.

Small- and Micro-Cap Stocks
Royce views the large and diverse universe of small-cap companies available for investment by the Funds as having two investment segments or tiers-small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.
     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
     As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
     The micro-cap segment consists of more than 5,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.
     The upper tier of the small-cap universe of securities consists of more than 1,800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. Certain Funds in this Prospectus may also invest in mid-cap

The Royce Fund Prospectus 2007 | 27

securities. Defined as those companies with market caps between $2.5 billion and $5 billion, the sector includes more than 500 companies. In general, mid-caps share the same characteristics as the upper tier of small-cap. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Royce Opportunity and Value Plus Funds) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
      Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
     Royce’s value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Due to its opportunistic approach, Royce Opportunity Fund may place less emphasis on balance sheet quality if other factors warrant, such as a company’s potential ability to generate free cash flow. Royce attempts to mitigate company-specific risk in its micro-cap investments by broadly diversifying its micro-cap holdings in Royce Total Return, Low-Priced Stock and Opportunity Funds.
      While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-21.
      Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

28 | The Royce Fund Prospectus 2007

Management of the Funds
Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He also serves as Portfolio Manager or Co-Manager for the following Funds in this Prospectus: Royce Premier, Total Return, Heritage and 100 Funds.
     Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President, who serves as Portfolio Manager, Co-Manager or Assistant Portfolio Manager for Royce Premier, Low-Priced Stock, Value and Value Plus Funds; Boniface A. Zaino, Managing Director, who serves as Portfolio Manager for Royce Opportunity Fund; and Charles R. Dreifus, Principal, who serves as Portfolio Manager for Royce Special Equity Fund. Mr. George has been a Senior Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991. Mr. Zaino joined Royce in 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.
     Royce’s investment staff also includes: George Necakov, Director of Quantitative Strategies, who serves as Assistant Portfolio Manager for Royce Total Return Fund; Jay Kaplan, Principal, who serves as Co-Manager or Assistant Portfolio Manager for Royce Total Return and Value Funds; James A. Skinner III, Principal, who serves as Portfolio Manager for Royce Value Plus Fund and Assistant Portfolio Manager for Royce Low-Priced Stock Fund. Chris Flynn, Principal, who serves as Assistant Portfolio Manager for Royce Total Return Fund; James Harvey, who serves as Assistant Portfolio Manager for Royce Heritage Fund; William Hench, who serves as Assistant Portfolio Manager for Royce Opportunity Fund; and Lauren Romeo, who serves as Assistant Portfolio Manager for Royce Premier and 100 Funds. Assistant Portfolio Managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s Portfolio Manager(s).
     Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He has been employed by Royce since 1993. Mr. Harvey has been

Royce invests in equity

securities of small- and

micro-cap companies that are

trading significantly below

our assessment of their

current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in

capital appreciation for

Fund investors.

The Royce Fund Prospectus 2007 | 29

employed by Royce since 1999 as an Analyst. Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000).
    The Fund’s Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services—Midwest (“BFDS”), is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for certain Funds at specified levels as shown in the Fees and Expenses tables, are as follows:

ANNUAL RATE OF FUND’S AVERAGE NET ASSETS

Royce Premier, Total Return, Heritage, Opportunity, Special Equity, Value, Value Plus and 100 Funds

• 1.00% of the first $2,000,000,000	• 0.90% of the next $2,000,000,000
• 0.95% of the next $2,000,000,000	• 0.85% of any additional average net assets

Royce Low-Priced Stock Fund

• 1.15% of the first $2,000,000,000	• 1.05% of the next $2,000,000,000
• 1.10% of the next $2,000,000,000	• 1.00% of any additional average net assets

For 2006, the actual net fees, after waivers, paid to Royce on average net assets were 0.97% for Royce Premier Fund, 1.12% for Royce Low-Priced Stock Fund, 0.95% for Royce Total Return Fund, 1.00% for Royce Heritage Fund, 1.00% for Royce Opportunity Fund, 1.00% for Royce Special Equity Fund, 1.00% for Royce Value Fund, 1.00% for Royce Value Plus Fund and 1.00% for Royce 100 Fund.

For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ 2006 Semiannual Report to Shareholders.

30 | The Royce Fund Prospectus 2007

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

General Shareholder Information	Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

For more detailed information about The Royce Fund’s policies, please contact Investor Services at (800) 221-4268.

Purchasing Shares

The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.
      If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus.
      If you purchase Fund shares through a third party, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, financial intermediaries, Retirement Plan Recordkeepers, and other service providers that introduce investors to the Fund and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that the services rendered to a Fund are for non-distribution-related shareholder services, including recordkeeping and account maintenance services.
     The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

PURCHASING SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of

The Royce Fund Prospectus 2007 | 31

birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.
      The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
      The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities-redemption in kind-under certain circumstances.
      The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
      The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
      The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips.
      The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the

32 | The Royce Fund Prospectus 2007

Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
      With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
      Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S.

The Royce Fund Prospectus 2007 | 33

securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company.
      The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Class of a Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

Dividends, Distributions And Taxes
Royce Total Return Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.
      Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

34 | The Royce Fund Prospectus 2007

     If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
      You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.
      The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

TAXATION OF DISTRIBUTIONS
Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in shares.

The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Funds’ annual distributions normally consist primarily of capital gains:

Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

Qualified dividend income	5%	15%

Other dividend income	Ordinary income rate	Ordinary income rate

Short-term capital gains	Ordinary income rate	Ordinary income rate

Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

The Royce Fund Prospectus 2007 | 35

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail	By telephone
The Royce Funds	(800) 221-4268
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

TheRoyceFunds COMMITTED TO SMALLER COMPANIES, DEVOTED TO VALUE	SEC File # 811-03599 INST-PRO-0507

PROSPECTUS
Investment Class Shares
MAY 1, 2007
(as amended on: September 7, 2007 and November 16, 2007)

Royce Select Fund I

Royce Select Fund II

Royce Global Select Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

www.roycefunds.com

At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce

Royce Select Fund I	2

Royce Select Fund II	5

Royce Global Select Fund	8

Financial Highlights	11

Additional Information on Investment Strategies and Risks	14

Management of the Funds	18

Investing in the Funds	20

General Shareholder Information	21

This Prospectus relates only to the Investment Class of shares of Royce Select Fund I, Royce Select Fund II and Royce Global Select Fund (the “Funds”).

The information on pages 2-10 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 14-17 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s value approach to investing. For biographical information about the portfolio managers of the respective Funds, please see page 18.

The performance information presented in this Prospectus is current to December 31, 2006. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

The Royce Fund Prospectus 2007 | 1

Royce Select Fund I

Investment Goal and Principal Strategies
The investment goal of Royce Select Fund I, a fund designed for “qualified investors,” is long-term growth of capital. Royce may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number of equity securities issued by mid-, small- and/or micro-cap companies. Royce selects these securities from a universe of more than 7,600 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Charles M. Royce and Lauren Romeo co-manage the Fund.
    Normally, at least 80% of the Fund’s long investments are in equity securities of mid- and small-cap companies, those from $500 million to $5 billion in market capitalization, and micro-cap companies, those less than $500 million in market capitalization. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities.
    The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange-traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
    The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
    The only ordinary operating expense of the Fund is a performance fee paid to Royce equal to 12.5% of the Fund’s pre-fee total return. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the
PORTFOLIO DIAGNOSTICS (12/31/06)

Number of Holdings	60

Average Market Capitalization	$1,432 million

Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund. Please see page 19 for more information.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund I is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of mid-, small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying

2 | The Royce Fund Prospectus 2007

Symbol: RYSFX

the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a mid-, small- or micro-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
    The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.67% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -19.89% (quarter ended 9/30/02).

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception and does not reflect the 2% redemption fee imposed on shares held for less than three years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
		1 Year*	5 Year	Since Inception (11/18/98)

	Return Before Taxes	13.03%	13.70%	18.52%

	Return After Taxes on Distributions	10.28	11.49	16.31

	Return After Taxes on Distributions and Sale of Fund Shares	11.28	11.38	15.72

	Russell 2000**	18.37	11.39	10.36

 * The Fund’s returns are adjusted to reflect the 2% redemption fee on shares held for less than three years.
** Reflects no deductions for fees, expenses or taxes.

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

The Royce Fund Prospectus 2007 | 3

Royce Select Fund I (continued)

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for three years or more	None
On purchases held for less than three years	2.00%

ANNUAL FUND OPERATING EXPENSES* (expenses deducted from Fund assets)

Performance fees	2.18%
Distribution (12b-1) fees	None
Other expenses	None

Total annual Fund operating expenses	2.18%

*Based on 12.5% of the Fund’s pre-fee, high watermarked return of 17.44% in 2006. Other expenses are shown as “none” because Royce is responsible for paying them, other than dividend expense relating to any short selling activity of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 17.4% return for the first year and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

	$235	$385	$549	$1,026

	You would pay the following expenses if you redeemed your shares:
	1 Year	3 Years	5 Years	10 Years

	$465	$385	$549	$1,026

Financial Highlights Information
On page 11, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance for the past five years and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

4 | The Royce Fund Prospectus 2007

Royce Select Fund II

Investment Goal and Principal Strategies
The investment goal of Royce Select Fund II, a fund designed for “qualified investors,” is long-term growth of capital. Royce may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number of equity securities issued by mid-, small- and/or micro-cap companies. Royce selects these securities from a universe of more than 7,600 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Charles M. Royce and James Harvey co-manage the Fund.
    Normally, at least 80% of the Fund’s long investments are in equity securities of mid- and small-cap companies, those from $500 million to $5 billion in market capitalization, and micro-cap companies, those less than $500 million in market capitalization. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in foreign securities.
    The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange-traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
    The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
    The only ordinary operating expense of the Fund is a performance fee paid to Royce equal to 12.5% of the Fund’s pre-fee total return. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the
PORTFOLIO DIAGNOSTICS (12/31/06)

Number of Holdings	98

Average Market Capitalization	$456 million

Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund. Please see page 19 for more information.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Select Fund II is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of mid-, small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying

The Royce Fund Prospectus 2007 | 5

Royce Select Fund II (continued)

the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a mid-, small- or micro-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.
    The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 18.30% (quarter ended 3/31/06) and the lowest return for a calendar quarter was -2.60% (quarter ended 6/30/06).

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception and does not reflect the 2% redemption fee imposed on shares held for less than three years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
		1 Year*	Since Inception (6/30/05)*

	Return Before Taxes	17.52%	16.52%

	Return After Taxes on Distributions	14.92	14.81

	Return After Taxes on Distributions and Sale of Fund Shares	11.46	13.15

	Russell 2000**	18.37	16.19

  * The Fund’s returns are adjusted to reflect the 2% redemption fee on shares held for less than three years.
**  Reflects no deductions for fees, expenses or taxes.

	The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

6 | The Royce Fund Prospectus 2007

Symbol: RSFDX

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for three years or more	None
On purchases held for less than three years	2.00%

ANNUAL FUND OPERATING EXPENSES* (expenses deducted from Fund assets)

Performance fees	2.30%
Distribution (12b-1) fees	None
Dividends on securities sold short	0.69%
Other expenses	None

Total annual Fund operating expenses	2.99%

*Based on 12.5% of the Fund’s pre-fee, high watermarked return of 18.40% in 2006. Other expenses are shown as “none” because Royce is responsible for paying them.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 18.40% return for the first year and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

	$322	$637	$975	$1,937

	You would pay the following expenses if you redeemed your shares:
	1 Year	3 Years	5 Years	10 Years

	$553	$657	$975	$1,937

Financial Highlights Information
On page 12, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

The Royce Fund Prospectus 2007 | 7

Royce Global Select Fund

Investment Goal and Principal Strategies
The investment goal of Royce Global Select Fund (formerly Royce Select Fund III), a fund designed for “qualified investors,” is long-term growth of capital. Royce may invest the Fund’s assets in both long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number of equity securities issued by mid-, small- and/or micro-cap companies. Royce selects these securities from a universe of approximately 7,600 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. W. Whitney George and David Nadel co-manage the Fund.
    Normally, at least 80% of the Fund’s long investments are in equity securities of mid- and small-cap companies, those from $500 million to $5 billion in market capitalization, and micro-cap companies, those less than $500 million in market capitalization, from at least three different countries including the United States. No more than 35% of the Fund’s net assets may be invested in the securities of companies domiciled in “developing countries.” Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries.
    The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise overpriced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.
    The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.
PORTFOLIO DIAGNOSTICS (12/31/06)

Number of Holdings	50

Average Market Capitalization	$1,286 million

    The only ordinary operating expense of the Fund is a performance fee paid to Royce equal to 12.5% of the Fund’s pre-fee total return. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Security and Exchange Commission rule permitting such performance fee) may invest in the Fund. Please see page 19 for more information.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Global Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
    The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of mid-, small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
    The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow

8 | The Royce Fund Prospectus 2007

Symbol: RSFTX

the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short squeeze” is significantly higher when the Fund is seeking to close out a short position in a mid-, small- or micro-cap security than it would be for a larger-cap security because of such securities’ lower trading volumes.
     Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the United States. The Fund’s foreign investments are usually denominated or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes. These risk factors may affect the prices of foreign securities issued by companies domiciled in developing countries more than those domiciled in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
    The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.
    Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)	ANNUALIZED TOTAL RETURNS (12/31/06)

During the period shown in the bar chart, the highest return for a calendar quarter was 12.06% (quarter ended 3/31/06) and the lowest return for a calendar quarter was -3.17% (quarter ended 9/30/06).		1 Year*	Since Inception (6/30/05)*

	Return Before Taxes	17.11%	23.79%

	Return After Taxes on Distributions	15.49	22.64

	Return After Taxes on Distributions and Sale of Fund Shares	11.37	19.79

	Russell 2000**	18.37	16.19

	* The Fund’s returns are adjusted to reflect the 2% redemption fee on shares held for less than three years. ** Reflects no deductions for fees, expenses or taxes.

The Royce Fund Prospectus 2007 | 9

Royce Global Select Fund (continued)

The performance information on page nine provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception and does not reflect the 2% redemption fee imposed on shares held for less than three years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.
     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for three years or more	None
On purchases held for less than three years	2.00%

ANNUAL FUND OPERATING EXPENSES* (expenses deducted from Fund assets)

Performance fees	2.40%
Distribution (12b-1) fees	None
Other expenses	None

Total annual Fund operating expenses	2.40%

*Based on 12.5% of the Fund's pre-fee, high watermarked return of 19.20% in 2006. Other expenses are shown as “none” because Royce is responsible for paying them, other than dividend expense relating to any short selling activity of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 19.2% return for the first year and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

	$260	$413	$579	$1,062

	You would pay the following expenses if you redeemed your shares:
	1 Year	3 Years	5 Years	10 Years

	$494	$413	$579	$1,062

Financial Highlights Information
On page 13, you will find the Fund’s Financial Highlights table, which is intended to help you understand its financial performance since inception and reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

10 | The Royce Fund Prospectus 2007

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE SELECT FUND I

Period Ended December 31,	2006	2005(a)	2004(a)	2003(a)	2002(a)

Net Asset Value, Beginning of Period	$19.16	$20.87	$19.81	$14.60	$17.70

Investment Operations
Net investment income (loss)	(0.09)	(0.05)	(0.32)	(0.31)	(0.10)

Net realized and unrealized gain (loss) on investments and foreign currency	2.99	2.32	4.08	7.39	(2.71)

Total from investment operations	2.90	2.27	3.76	7.08	(2.81)

Distributions
Distributions from net investment income	—	—	—	—	—

Distributions from net realized gain on investments and foreign currency	(3.05)	(3.99)	(2.71)	(1.88)	(0.31)

Total distributions	(3.05)	(3.99)	(2.71)	(1.88)	(0.31)

Shareholder Redemption Fees	0.01	0.01	0.01	0.01	0.02

Net Asset Value, End of Period	$19.02	$19.16	$20.87	$19.81	$14.60

Total Return	15.02%	10.87%	19.08%	48.67%	(15.82)%

Net assets, end of period (in thousands)	$23,420	$25,545	$24,917	$21,640	$16,183

Ratio of expenses to average net assets	2.18%	1.67%	2.45%	2.69%	1.01%

Ratio of net investment income (loss) to average net assets	(0.46)%	(0.22)%	(1.54)%	(1.74)%	(0.60)%

Portfolio turnover rate	45%	83%	53%	30%	90%

(a)	Net Asset Values and per share amounts have been adjusted to reflect the ten-for-one stock split on July 1, 2005.

The Royce Fund Prospectus 2007  |  11

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE SELECT FUND II

Period Ended December 31,	2006	2005(a)

Net Asset Value, Beginning of Period	$10.71	$10.00

Investment Operations
Net investment income (loss)	(0.21)	(0.06)

Net realized and unrealized gain (loss) on investments and foreign currency	2.32	0.77

Total from investment operations	2.11	0.71

Distributions
Distributions from net investment income	—	—

Distributions from net realized gain on investments and foreign currency	(0.81)	—

Total distributions	(0.81)	—

Shareholder Redemption Fees	—	—

Net Asset Value, End of Period	$12.01	$10.71

Total Return	19.76%	7.10%*

Net assets, end of period (in thousands)	$1,768	$819

Ratio of expenses to average net assets	2.99%	1.12%*

Ratio of net investment income (loss) to average net assets	(1.70)%	(0.64)%*

Portfolio turnover rate	443%	239%

(a)	The Fund commenced operations on June 30, 2005.
*	Not annualized.

12  |  The Royce Fund Prospectus 2007

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

ROYCE GLOBAL SELECT FUND

Period Ended December 31,	2006	2005(a)

Net Asset Value, Beginning of Period	$11.77	$10.00

Investment Operations
Net investment income (loss)	0.00	(0.20)

Net realized and unrealized gain (loss) on investments and foreign currency	2.29	1.97

Total from investment operations	2.29	1.77

Distributions
Distributions from net investment income	(0.03)	—

Distributions from net realized gain on investments and foreign currency	(0.60)	—

Total distributions	(0.63)	—

Shareholder Redemption Fees	—	—

Net Asset Value, End of Period	$13.43	$11.77

Total Return	19.40%	17.70%*

Net assets, end of period (in thousands)	$1,599	$547

Ratio of expenses to average net assets	2.40%	2.45%*

Ratio of net investment income (loss) to average net assets	(0.57)%	(1.84)%*

Portfolio turnover rate	50%	22%

(a)	The Fund commenced operations on June 30, 2005.
*	Not annualized.

The Royce Fund Prospectus 2007  |  13

Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Market capitalization is the

number of a company’s

outstanding shares of stock

multiplied by its most recent

closing price per share.

The Russell 2000 is an

unmanaged index of U.S.

small-company common stocks

that Royce and others use to

benchmark the performance of

small- and micro-cap funds. It

includes the smallest 2,000

companies (based on market

capitalization) among the

largest 3,000 companies tracked

by Frank Russell Company.

Additional Information on Investment
Strategies and Risks

Although the investment goals, principal strategies and restrictions of Royce Select Fund I and Royce Select Fund II are identical, each Fund is managed by different portfolio managers at Royce. Therefore, the performance of each Fund may vary significantly depending on each portfolio manager’s tactics and skill in selecting investments for, and otherwise managing, each Fund’s portfolio.

Investing in Small- and Micro-Cap Stocks
Royce views the large and diverse universe of small-cap companies available for investment by the Funds as having two investment segments or tiers—small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.
    Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.
    As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.
    The micro-cap segment consists of more than 5,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.

14 | The Royce Fund Prospectus 2007

    The upper tier of the small-cap universe of securities consists of more than 1,800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. The Funds may also invest in mid-cap securities. Defined as those companies with market caps between $2.5 billion and $5 billion, the sector includes more than 500 companies. In general, mid-caps share the same characteristics as the upper tier of small-cap. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

Short Sales
Each Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. Each Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to seek to enhance return. Each Fund also may make short sales “against the box.” These transactions involve either short sales of securities retained in the Fund’s portfolio or securities which it has the right to acquire without the payment of further consideration. Each Fund’s use of short sales involves additional investment risks and transaction costs. While short sales can be used to further each Fund’s investment goal, under certain market conditions they can increase the volatility of a Fund and decrease its liquidity. If a Fund makes short sales at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. Each Fund’s potential loss from an uncovered short position in an equity security or stock index is unlimited. (See each Fund’s “Primary Risks for Fund Investors” above).
    Each Fund may sell a security short only on a fully collateralized basis, which requires that the Fund establish and maintain a segregated account. Each Fund’s obligation to replace the borrowed security will be secured by segregated collateral, usually cash, U.S. government securities or other liquid securities similar to those borrowed. Each Fund also will be required to segregate similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral amounts in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Borrowing
Each Fund may borrow money in order to increase its holdings of portfolio securities and/or to collateralize short sale positions. Borrowing will exaggerate the effect on the Fund’s net asset value of any increase or decrease in the market price of securities in each Fund’s portfolio and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

The Royce Fund Prospectus 2007 | 15

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for a Fund, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.
     Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.
     Royce’s value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. Royce attempts to mitigate company-specific risk in its micro-cap investments by diversifying portfolio holdings.
     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-10.
     Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

Non-U.S. Securities
Royce believes that investing in foreign securities offers both enhanced investment opportunities and additional risks than investing in U.S. securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities, (ii) that generally are affected by

16 | The Royce Fund Prospectus 2007

different economic trends and (iii) whose stock markets do not generally move in a manner parallel to U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.
    The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

Developing Countries
The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in companies located in developing countries. Investments in securities of companies located in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain developing countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of a Fund's assets denominated in such currencies. Some developing countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economics and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies domiciled in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

The Royce Fund Prospectus 2007 | 17

Management of the Funds
Royce & Associates, LLC Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of its assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He also serves as Co-Manager for Royce Select Fund I and Royce Select Fund II.
    Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President, who serves as Co-Manager for Royce Global Select Fund; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Mr. George has been a Senior Portfolio Manager at Royce since 2000. He has been employed by Royce since 1991. Mr. Zaino joined Royce in 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Senior Portfolio Manager and previously was a Managing Director of Lazard Freres & Co., LLC.
    Royce’s investment staff also includes: James Harvey, who serves as Co-Manager of Royce Select Fund II; Lauren Romeo, who serves as Co-Manager for Royce Select Fund I and David Nadel, who serves as Co-Manager for Royce Global Select Fund.
    Mr. Harvey has been employed by Royce since 1999 as an Analyst. Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001) and an Analyst with T. Rowe Price Group (1996-2000). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003).
    The Funds’ Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.
    State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services—Midwest (“BFDS”), is the Funds’ transfer agent. Royce Fund Services, Inc., a wholly-owned subsidiary of Royce & Associates, LLC, distributes the Funds’ shares.

Performance Fee
As compensation for its services to each Fund and for paying each Fund’s other ordinary operating expenses as set forth below, Royce is entitled to receive from each Fund a

Royce invests in equity

securities of small- and

micro-cap companies that are

trading significantly below

our assessment of their

current worth, with the

expectation that their market

prices should increase toward

this estimate, resulting in

capital appreciation for

Fund investors.

The Royce Fund Prospectus 2007 | 18

performance fee of 12.5% of the Fund’s pre-fee total return. The fee, payable monthly, is calculated and accrued daily, based on the value of the Fund’s then current assets.
    Fees are subject to a high watermark test. Fund shares will not bear a fee for any day on which the Fund’s pre-fee cumulative total return does not exceed its pre-fee cumulative total return as of the day on which a fee was last accrued. Conversely, Fund shares will bear a fee for any day on which the Fund’s pre-fee cumulative total return exceeds its pre-fee cumulative total return as of the day on which a fee was last accrued. This high watermark test is measured from the Fund’s commencement of operations and therefore could result in either Fund shares bearing a fee in a calendar year when the Fund’s return is negative, or not bearing a fee in a calendar year when the Fund’s total return is positive. In either event, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual.
    For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreements, please see the Funds’ 2006 Semiannual Report to Shareholders.

Responsibility for Payment of Other Ordinary Operating Expenses
Royce is responsible for paying all of the Funds’ other ordinary operating expenses. Non-ordinary expenses, including dividend expense relating to short-selling activities, brokerage commissions, taxes, interest, litigation expenses and other expenses not incurred in the ordinary course of the Fund’s business, are borne by the Funds.

19 | The Royce Fund Prospectus 2007

Investing in the Funds

Who May Invest in the Funds
Only “qualified investors” may invest in the Funds. A “qualified investor” is defined as one who meets the Securities and Exchange Commission’s definition of the term “qualified client.” The term qualified client includes:

(a) an individual who, or a corporation, partnership, trust or other company that, Royce (and any person acting on its behalf ) reasonably believes, immediately prior to the purchase, has a net worth (in the case of an individual, together with assets held jointly with a spouse), of more than $1,500,000 at the time of the purchase; or

(b) an individual who, or a company that, immediately after the purchase owns Fund shares having a net asset value of at least $750,000.

     The requirement that Fund shares be purchased only by qualified investors applies to both initial and subsequent investments in the Funds. Qualified investors (or any persons acting on their behalf ) must represent to The Royce Fund and Royce in writing that they are investing in the Funds for their own accounts and not with a view to transferring their Fund shares or any interest in them to another person. The Royce Fund has imposed restrictions on transfers of the Funds’ shares in order to prevent persons who are not qualified investors from purchasing them.

The Royce Fund Prospectus 2007 | 20

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.	General Shareholder Information

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming and transferring ownership of Fund shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2007 or contact Investor Services at (800) 221-4268.

To Invest in the Funds

To open a new account directly with the Funds, please call Investor Services at (800) 221-4268 for an Account Application. Investments in the Funds may also be made through a registered investment advisor, broker-dealer, trust company or other financial intermediary who has previously established a relationship with Royce for these Funds.

Purchasing Shares

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. Fund shares purchased through a third party may be held in the name of the third party on the Fund’s books.
     The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

PURCHASING SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:

Minimum initial investment	$50,000

Minimum subsequent investment	$100

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of

21 | The Royce Fund Prospectus 2007

birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 2% on redemptions of shares of any Fund that you held for less than three years. The fee is payable to the Fund out of the redemption proceeds otherwise payable to you.
    The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the three-year holding period, so that if you purchased a Fund’s shares on June 1, 2007, these shares would be subject to the fee if you were to redeem them prior to June 1, 2010. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after June 1, 2010.
    You will incur no fee on shares that you acquire through distribution reinvestment. The following types of shareholders and accounts are exempt from the early redemption fees: participants in Automatic Investment or Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.
Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.
    The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.
    The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.
    The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the

The Royce Fund Prospectus 2007 | 22

costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.
    The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).
    The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Funds impose a redemption fee on certain short-term redemptions to discourage frequent trading.
    The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.
    With respect to accounts where shareholder transactions are processed, or records are kept, by third-party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.
    Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value per Share
Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved

23 | The Royce Fund Prospectus 2007

by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer-specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company.
    The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to

The Royce Fund Prospectus 2007 | 24

different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

Dividends, Distributions and Taxes
The Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.
    Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Funds will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.
    If you redeem shares of a Fund held for less than six months, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.
     You should carefully consider the tax implications of purchasing shares shortly prior to a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.
     The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

25 | The Royce Fund Prospectus 2007

TAXATION OF DISTRIBUTIONS
Each year shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares. (Private foundations, although generally exempt from federal income tax, may be subject to a 2% federal excise tax on their “net investment income.”)

The tax character of distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Funds’ distributions should normally consist of capital gains.

Distribution	Rate for 10% and 15% tax bracket investors	Rate for 25% and higher tax bracket investors

Qualified dividend income	5%	15%

Other dividend income	Ordinary income rate	Ordinary income rate

Short-term capital gains	Ordinary income rate	Ordinary income rate

Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

		The Royce Fund Prospectus 2007 | 26

More information on The Royce Fund is available free upon request, including the following:

Annual/Semiannual Reports
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

Statement of Additional Information (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By mail	By telephone
The Royce Funds	(800) 221-4268
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599 RSF-PRO-0507

Prospectus
September 17, 2007
(as amended October 23, 2007)

Investment Class Shares

Royce Dividend Value Fund

www.roycefunds.com

TheRoyceFund

Committed to Smaller Companies, Devoted to Value

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

Overview	1

Royce Dividend Value Fund	2

Investing in Small-Company Stocks	6

Management of the Funds	8

General Shareholder Information	9

Overview

At Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

- Chuck Royce

Investment Class Shares are offered by The Royce Funds without sales charges. Shares of other Fund classes are generally offered only to or through institutions or broker-dealers.

The information on pages 2-4 about the Fund’s investment goals and principal strategies and about the primary risks for the Fund’s investors is based on, and should be read in conjunction with, the information on pages 5-6 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s value approach to investing. For biographical information about the portfolio managers of the Fund, please see page 7.

The performance information presented in this Prospectus is current to December 31, 2006. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

1

ROYCE DIVIDEND VALUE FUND

Portfolio Diagnostics (12/31/06)
Number of Holdings	99
Average Market Capitalization	$1,499 million

Investment Goal and Principal Strategies
The investment goals of Royce Dividend Value Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in dividend-paying securities issued by mid-, small- and/or micro-cap companies. Of the more than 7,600 mid-, small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of mid-, small- and micro-cap securities. Charles M. Royce and Jay Kaplan co-manage the Fund.

Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $5 billion at the time of investment. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of mid-, small-and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06 the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of mid-, small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2

Service Class Annualized Total Returns (12/31/06)
	1 Year	Since Inception (5/3/04)
Return Before Taxes	19.87%	15.07%
Return After Taxes on Distributions	19.06	14.68
Return After Taxes on
Distributions and Sale of Fund Shares	13.52	12.91
Russell 2000*	18.37	14.60
*Reflects no deductions for fees, expenses or taxes.

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The Investment Class has yet to commence operations. The performance information shown is for the Fund’s Service Class, not offered in this Prospectus, that has 12b-1 fees.

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.

3

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%
Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	None
Other expenses	1.47%
Total annual Fund operating expenses	2.47%
Fee waivers and expense reimbursements	(1.23)
Net annual Fund operating expenses	1.24%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.24% through December 31, 2007 and 1.99% through December 31, 2016. The Investment Class’s “other expenses” are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$552	$1,003	$2,256

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Financial Highlights Information
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share (Service Class used for illustrative purposes). The Fund’s Investment Class has yet to commence operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Class (assuming reinvestment of all dividends and distributions) that has 12b-1 fees. The returns differ only to the extent that the classes have different expenses. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2006	2005	2004*
Net Asset Value, Beginning of Period	$5.98	$5.65	$5.00
Investment Operations
Net investment income (loss)	0.11	0.07	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.07	0.34	0.66
Total from investment operations	1.18	0.41	0.65
Distributions
Distributions from net investment income	(0.09)	(0.05)	—
Distributions from net realized gain on investments and foreign currency	(0.15)	(0.03)
Total distributions	(0.24)	(0.08)
Shareholder Redemption Fees	—	—	—
Net Asset Value, End of Period	$6.92	$5.98	$5.65
Total Return	19.87%	7.31%	13.00%**

Net assets, end of period (thousands)	$6,819	$3,596	$1,650
Ratio of expenses to average net assets
Prior to fee waivers and balance credits	2.73%	2.89%	5.60%***
Prior to fee waivers	2.72%	2.89%	5.60%***
Net of fee waivers	1.49%	1.49%	1.49%***
Ratio of net investment income (loss) to average net assets	1.72%	1.33%	(0.17)%***
Portfolio turnover rate	19%	4%	8%
* The Fund commenced operations on May 3, 2004.
**Not annualized.
***Annualized.

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Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS
Small- and Micro-Cap Stocks
Royce views the large and diverse universe of small-cap companies available for investment by the Fund as having two investment segments or tiers- small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.

Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.

As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

The micro-cap segment consists of more than 5,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.

The upper tier of the small-cap universe of securities consists of more than 1,800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. The Fund may also invest in mid-cap securities. Defined as those companies with market caps between $2.5 billion and $5 billion, the sector includes more than 500 companies. In general, mid-caps share the same characteristics as the upper tier of small-cap. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

Value Investing
Royce’s portfolio managers use various value methods in managing the Fund’s assets. In selecting securities for the Fund, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term

6

growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for the Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for the Fund’s portfolio, see pages 2-4.

Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

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Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS
Royce & Associates, LLC is the Fund’s investment adviser and is responsible for the management of its assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period and is Co-Manager of the Fund.

Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.

Royce’s investment staff also includes: Jay Kaplan, Principal, who serves as Co-Manager of the Fund. Mr. Kaplan has been employed by Royce since 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments.

The Fund’s Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, Inc. (“RFS”) distributes the Fund’s shares pursuant to the terms of its distribution agreement with the Fund.

State Street Bank and Trust Company is the custodian of the Fund’s securities, cash and other assets. State Street’s agent, Boston Financial Data Services – Midwest (“BFDS”), is the Fund’s transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rates of these fees, before any waiver to cap the expense ratios for the Fund at the specified level as shown in the Fees and Expenses table, is as follows:

Annual Rate of Fund’s Average Net Assets
-	1.00% of the first $2,000,000,000
-	0.95% of the next $2,000,000,000
-	0.90% of the next $2,000,000,000 and
-	0.85% of any additional average net assets

For 2006, the actual net fees, after waivers, paid to Royce on average net assets was 0.02% for the Fund. For a discussion of the basis of the Board of Trustees’ most recent approval of the Fund’s investment advisory agreement, please see the Fund’s June 30 Semiannual Report to Shareholders.

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Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION
 For a more detailed discussion of The Royce Fund policies regarding ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please contact Investor Services at (800) 221-4268.

Purchasing Shares

Minimum initial investment for shares purchased directly from The Royce Fund
Regular Account	$100,000
IRA	$100,000
Automatic Investment or Direct Deposit Accounts	$100,000
403(b)(7) or 401(k) Accounts	None
The minimum for subsequent investments is $50, regardless of account type.

The Fund offered through this Prospectus is no-load, meaning that you pay no sales fees to buy shares directly through The Royce Fund. The Fund pays its own management fees and other operating expenses as outlined in this Prospectus.

If you purchase Fund shares through a third-party intermediary, such as a discount or full service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may vary from those described in this Prospectus.

If you purchase Fund shares through a third party intermediary, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, financial intermediaries, Retirement Plan Recordkeepers and other service providers that introduce investors to the Fund and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Fund to compensate such third party intermediaries to the extent the Board has determined that the services which these parties render to the Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Payments to third-party intermediaries may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make the Fund available over other mutual funds. You may ask your intermediary about those differing interests and how it is compensated for administering your Fund investment.

The minimum initial investment for the Fund may be waived for the following: certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; registered investment advisors who aggregate trades for clients; and employers or officers of Royce and/or members of their immediate families.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
 To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

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Redeeming Shares
You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and is not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of the Fund that you held for less than 180 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Fund’s transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased the Fund’s shares on June 1, 2007, these shares would be subject to the fee if you were to redeem them prior to November 28, 2007. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2007.

You will incur no fee on shares that you acquire through distribution reinvestment but, except as described below, the redemption fee will apply to shares that you exchange into another Royce Fund. The following types of shareholders and accounts are generally exempt from the early redemption fee: participants in Automatic Investment or Automatic Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

Other Redemption Information
 The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
 Large and frequent short-term trades in the Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of the Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund’s other shareholders.

The Fund’s Board of Trustees has determined that the Fund is not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the “Policy”).

The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in the Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Fund imposes a redemption fee on certain short-term redemptions to discourage frequent trading.

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The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

With respect to accounts where shareholder transactions are processed, or records are kept, by third party intermediaries, the Fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.

Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value Per Share
Net asset value per share is calculated by dividing the value of the Fund’s net assets by the number of its outstanding shares. The Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer- specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Fund will value its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Class of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in the Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to purchase or redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Fund’s policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Fund’s Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The Fund’s complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

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Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

Dividends, Distributions And Taxes
The Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

Taxation of Distributions
Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The tax character of distributions is determined at the Fund level and is not related to how long you have owned the Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Fund’s annual distributions normally consist primarily of capital gains:

Distribution	Rate for 10% and 15%	Rate for 25% and higher
	tax bracket investors	tax bracket investors
Qualified dividend income	5%	15%
Other dividend income	Ordinary income rate	Ordinary income rate
Short-term capital gains	Ordinary income rate	Ordinary income rate
Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in the Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

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TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about the Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Fund’s annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:
 By telephone
(800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Fund’s prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599

13

Prospectus
October 1, 2007
(as amended on February 15, 2008)

Investment Class Shares

Royce SMid-Cap Select Fund

www.roycefunds.com

TheRoyceFund

Committed to Smaller Companies, Devoted to Value

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

Overview

At Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, we invest primarily in the securities of mid-, small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

- Chuck Royce

This Prospectus relates only to the Investment Class of shares of Royce SMid-Cap Select Fund (the “Fund”).

The information on page 2-4 about the Fund’s investment goals and principal strategies and about the primary risks for the Fund’s investors is based on, and should be read in conjunction with, the information on pages 5-6 of this Prospectus. This section includes information about the investment and risk characteristics of mid- and small-cap companies, the market for their securities and Royce’s risk-averse value approach to investing. For biographical information about the portfolio managers of the Fund, please see page 7.

1

ROYCE SMID-CAP SELECT FUND

Investment Goal and Principal Strategies
The investment goal of Royce SMid-Cap Select Fund, a fund designed for “qualified investors,” is long-term growth of capital. The Fund may take long and short positions in equity securities. The long portion of the Fund’s portfolio is invested primarily in a limited number (generally less than 100) of equity securities issued by mid- and small-cap companies that it believes are trading below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Charles M. Royce and Steven G. McBoyle co-manage the Fund.

Normally, the Fund invests at least 80% of its net assets in equity securities of mid- and small-cap companies with market capitalizations between $500 million and $10 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

The Fund may seek to capitalize on declines in the market prices of equity securities or declines in securities indices by taking short positions in the equity securities of a specific company or through short sales in passively managed, exchange traded funds (“ETFs”) that track performance of a market index. The Fund may establish such short positions when Royce anticipates a decline in the market price of a security because Royce believes that (i) it is issued by a company with a highly leveraged balance sheet or limited growth prospects and/or that is poorly managed or (ii) a company’s securities, or an ETF, are otherwise over-priced. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund will not sell short securities representing more than 35% of its net assets.

The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

The only ordinary operating expense of the Fund is a performance fee paid to Royce equal to 12.5% of the Fund’s pre-fee total return. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Security and Exchange Commission rule permitting such performance fee) may invest in the Fund. Please see page 7 for more information.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce SMid-Cap Select Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of mid- and small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of mid- and small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

The Fund’s use of short sales involves additional investment risks and transaction costs. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands the securities to be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, or the price of the security is otherwise rising, a “short squeeze” could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. The risk of a “short

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squeeze” is significantly higher when the Fund is seeking to close out a short position in a mid- and/or small-cap security than it would be for a larger-cap security because of such securities’ lower trading volume.

Short-sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund may increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that is able to pass through to shareholders.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may be less liquid and may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.

The Fund’s borrowing may increase its volatility, and interest and other borrowing costs may exceed the gain on securities purchased by borrowed funds.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the Fund expects to commence operations as of the date of this Prospectus, it does not yet have any historical performance and therefore no return information is included in this Prospectus.

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Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

NEITHER THE ANNUAL FUND OPERATING EXPENSES NOR THESE EXAMPLES SHOULD BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE FUND’S PRE-FEE ANNUAL RATES OF RETURN AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for three years or more	None
On purchases held for less than three years	2.00%

Annual Fund Operating Expenses* (expenses deducted from Fund assets)

Performance fees	0.63%
Distribution (12b-1) fees	None
Dividends on securities sold short	0.69%
Other expenses	None
Total annual Fund operating expenses	1.32%

* Performance fees of 12.5% of the Fund’s pre-fee, high watermarked, total returns are estimated based on an assumed 5% pre-fee annual rate of return. Actual performance fees will depend on the
Fund’s future returns. Dividends on securities sold short have been estimated for the current fiscal year.
Other expenses are shown as “none” because Royce is responsible for paying them.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% pre-fee annual rate of return each year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years

$377	$463

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years

$143	$463

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Mid-capitalization stocks or Mid-caps are stocks issued by companies with market capitalizations between $2.5 billion and $10 billion.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS
Investing in Mid- and Small-Cap Companies
The Fund primarily invests in equity securities issued by mid- and small-cap companies. Royce defines mid-cap as those companies with market capitalizations between $2.5 billion and $10 billion. We refer to the segment of companies with market capitalizations between $500 million and $2.5 billion as small-cap.

Investing in mid- and small-cap companies may involve greater risk than investing in larger-capitalization companies. Mid-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Small-cap companies may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase of more than a limited number of shares of a small-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are seeking to purchase or sell them. Accordingly, Royce’s investment focus on small-cap securities generally leads it to have a long-term outlook of at least two years for a portfolio security.

Short Sales
The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price for that security will decline. The Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to seek to enhance return. The short portion of the Fund’s portfolio is not subject to any market capitalization restrictions, and the Fund may short the securities of larger capitalization companies and market indices. The Fund may also make short sales “against the box.” These transactions involve either short sales of securities retained in the Fund’s portfolio or securities which it has the right to acquire without the payment of further consideration. The Fund’s use of short sales involves additional investment risks and transaction costs. While short sales can be used to further the Fund’s investment goal, under certain market conditions they can increase the volatility of the Fund and decrease its liquidity. If the Fund makes short sales at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund’s potential loss from an uncovered short position in an equity security or stock index is unlimited. (See the Fund’s “Primary Risks for Fund Investors” above).

The Fund may sell a security short only on a fully collateralized basis, which requires that the Fund establish and maintain a segregated account. The Fund’s obligation to replace the borrowed security will be secured by segregated collateral, usually cash, U.S. government securities or other liquid securities similar to those borrowed. The Fund also will be required to segregate similar collateral with its custodian to the extent, if any, necessary so that the value of both the collateral amounts in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Borrowing
The Fund may borrow money in order to increase its holdings of portfolio securities and/or to collateralize short sale positions. Borrowing will exaggerate the effect on the Fund’s net asset value of any increase or decrease in the market price of securities in the Fund’s portfolio and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

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Value Investing
Royce’s portfolio managers use various value methods in managing the Fund’s assets. In selecting securities for the Fund, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s value approach strives to reduce some of the other risks of investing in mid- and small-cap securities (for the Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid- and small-cap companies. For more information regarding the specific approach used for the Fund’s portfolio, see pages 2-4.

Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad mid- and/or small-cap market declines, it may also potentially have the effect of limiting gains in strong mid- and/or small-cap up markets.

Temporary Investments
The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

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Royce invests in equity securities of mid-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS
Royce & Associates, LLC is the Fund’s investment adviser and is responsible for the management of its assets. Royce has been investing in equity securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period and serves as Co-Manager of the Fund.

Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.

Royce’s investment staff also includes Steven G. McBoyle, Portfolio Manager, who serves as Co-Manager of the Fund. Mr. McBoyle has been employed by Royce since June 2007 as a Portfolio Manager and previously was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions at Morgan Stanley (2000-2001).

The Fund’s Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.

State Street Bank and Trust Company is the custodian of the Fund’s securities, cash and other assets. State Street’s agent, Boston Financial Data Services – Midwest (“BFDS”), is the Fund’s transfer agent.

Performance Fee
As compensation for its services to the Fund and for paying the Fund’s other ordinary operating expenses as set forth below, Royce is entitled to receive from the Fund a performance fee of 12.5% of the Fund’s pre-fee total return. The fee, payable monthly, is calculated and accrued daily, based on the value of the Fund’s then current assets.

Fees are subject to a high watermark test. Fund shares will not bear a fee for any day on which the Fund’s precumulative total return does not exceed its pre-fee cumulative total return as of the day on which a fee was last accrued. Conversely, Fund shares will bear a fee for any day on which the Fund’s pre-fee cumulative total return exceeds its prefee cumulative total return as of the day on which a fee was last accrued. This high watermark test is measured from the Fund’s commencement of operations and therefore could result in either Fund shares bearing a fee in a calendar year when the Fund’s return is negative, or not bearing a fee in a calendar year when the Fund’s return is positive. In either event, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual.

A discussion of the basis of the Board of Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s Annual Report to Shareholders for the period ending December 31, 2007.

Responsibility for Payment of Other Ordinary Operating Expenses
Royce is responsible for paying all of the Fund’s other ordinary operating expenses. Non-ordinary expenses, including dividend expense relating to short-selling activities, brokerage commissions, taxes, interest, litigation expenses and other expenses not incurred in the ordinary course of the Fund’s business, are borne by the Fund.

INVESTING IN THE FUND
Only “qualified investors” may invest in the Fund. A “qualified investor” is defined as one who meets the Securities and Exchange Commission’s definition of the term “qualified client.” The term qualified client includes:

(a)	an individual who, or a corporation, partnership, trust or other company that, Royce (and any person acting on its behalf) reasonably believes, immediately prior to the purchase, has a net worth (in the case of an individual, together with assets held jointly with a spouse), or more than $1,500,000 at the time of purchase; or

7

(b)	an individual who, or a company that, immediately after the purchase owns Fund shares having a net asset value of at least $750,000.

The requirement that Fund shares be purchased only by qualified investors applies to both initial and subsequent investments in the Fund. Qualified investors (or any persons acting on their behalf) must represent to The Royce Fund and Royce in writing that they are investing in the Fund for their own accounts and not with a view of transferring their Fund shares or any interest in them to another person. The Royce Fund has imposed restrictions on transfers of the Fund’s shares in order to prevent persons who are not qualified investors from purchasing them.

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Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION
For a more detailed discussion of The Royce Fund policies regarding ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please contact Investor Services at (800) 221-4268.

To Invest in the Funds
To open a new account directly with the Fund, please call Investor Services at (800) 221-4268 for an Account Application. Investments in the Funds may also be made through a registered investment advisor, broker-dealer, trust company or other financial intermediary who has previously established a relationship with Royce for this Fund.

Purchasing Shares

Minimum initial investment for shares purchased directly from The Royce Fund

Minimum initial investment	$50,000
Minimum subsequent investment	$100

If you purchase Fund shares through a third-party, such as a discount or full service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may vary from those described in this Prospectus. Fund shares purchased through a third party may be held in the name of the third party on the Fund’s books.

The Royce Fund reserves the right both to suspend the offering of the Fund’s shares to new investors and to reject any specific purchase request. The Fund does not offer its shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 2% on redemptions of shares of any Fund that you held for less than three years. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Fund’s transfer agent, the anniversary day of an account transaction determines the three-year holding period, so that if you purchased the Fund’s shares on June 1, 2007, these shares would be subject to the fee if you were to redeem them prior to June 1, 2010. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after June 1, 2010.

You will incur no fee on shares that you acquire through distribution reinvestment. The following types of shareholders and accounts are generally exempt from the early redemption fee: participants in Automatic Investment or Automatic Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

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Other Redemption Information
 The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in the Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of the Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund’s other shareholders.

The Fund’s Board of Trustees has determined that the Fund is not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the “Policy”).

The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in the Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Fund imposes a redemption fee on certain short-term redemptions to discourage frequent trading.

The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

With respect to accounts where shareholder transactions are processed, or records are kept, by third party intermediaries, the Fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.

Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value Per Share
Net asset value per share is calculated by dividing the value of the Fund’s net assets by the number of its outstanding shares. The Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In

10

certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer- specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Fund will value its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Class of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in the Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to purchase or redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Fund’s policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Fund’s Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The Fund’s complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

Dividends, Distributions And Taxes
The Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

If you redeem shares of the Fund held for less than six months, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a longterm capital loss up to the amount of the distribution.

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You should carefully consider the tax implications of purchasing shares shortly prior to a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

Taxation of Distributions
Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares. (Private foundations, although generally exempt from federal income tax, may be subject to a 2% federal excise tax on their “net investment income”).

The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned the Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Fund’s annual distributions normally consist primarily of capital gains:

	Rate for 10% and 15%	Rate for 25% and higher
Distribution	tax bracket investors	tax bracket investors

Qualified dividend income	5%	15%
Other dividend income	Ordinary income rate	Ordinary income rate
Short-term capital gains	Ordinary income rate	Ordinary income rate
Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in the Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

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TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about the Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:
By telephone
(800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599

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Prospectus
October 1, 2007
(as amended on February 15, 2008)

Service Class Shares

Royce SMid-Cap Value Fund

www.roycefunds.com

TheRoyceFund

Committed to Smaller Companies, Devoted to Value

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

Overview	1

Royce SMid-Cap Value Fund	2

Investing in Mid- and Small-Cap Companies	4

Management of the Funds	5

General Shareholder Information	6

Overview

At Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, we invest primarily in the securities of mid-, small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

     - Chuck Royce

Service Class Shares are offered by The Royce Funds without sales charges. Shares of other Fund classes are generally offered only to or through institutions or broker-dealers.

The information on page 2-3 about the Fund’s investment goals and principal strategies and about the primary risks for the Fund’s investors is based on, and should be read in conjunction with, the information on page 4 of this Prospectus. This section includes information about the investment and risk characteristics of mid-cap companies, the market for their securities and Royce’s risk-averse value approach to investing. For biographical information about the portfolio managers of the Fund, please see page 5.

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ROYCE SMID-CAP VALUE FUND

Investment Goal and Principal Strategies
Royce SMid-Cap Value Fund’s investment goal is long-term growth of capital. The Fund’s assets are primarily invested in equity securities issued by mid-cap companies that Royce believes are trading below its estimate of their current worth. Consistent with Royce’s value approach to investing, the Fund generally seeks to invest in securities of companies that have excellent business strengths, high internal rates of return and exhibit above-average prospects. Charles M. Royce and Steven G. McBoyle co-manage the Fund.

Normally, the Fund invests at least 80% of its net assets in equity securities of mid- and small-cap companies with stock market capitalization between $500 million and $10 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce SMid-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of mid- and small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Therefore, the prices of foreign companies in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may be less liquid and may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the Fund expects to commence operations as of the date of this Prospectus, it does not yet have any historical performance and therefore no return information is included in this Prospectus.

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Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management fees	1.00%
Distribution (12b-1) fees	0.25%
Other expenses	0.62%
Total annual Fund operating expenses	1.87%
Fee waivers and expense reimbursements	(0.38)%
Net annual Fund operating expenses	1.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s net annual operating expense ratio at or below 1.49% through December 31, 2007 and 1.99% through December 31, 2010. The Fund’s “other expenses” are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses (net of fee waivers and expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years

$152	$576

3

Mid-capitalization stocks or Mid-caps are stocks issued by companies with market capitalizations between $2.5 billion and $10 billion.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

INVESTING IN MID- AND SMALL-CAP COMPANIES
The Fund primarily invests in equity securities issued by mid- and small-cap companies. Royce defines mid-cap as those companies with market capitalizations between $2.5 billion and $10 billion. We refer to the segment of companies with market capitalizations between $500 million and $2.5 billion as small-cap.

Investing in mid- and small-cap companies may involve greater risk than investing in larger-capitalization companies. Mid-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies. They may have less experienced management and unproven track records. They may rely on limited product lines and have more limited financial resources. These factors may make them more susceptible to setbacks or economic downturns. Small-cap companies may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase of more than a limited number of shares of a small-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are seeking to purchase or sell them. Accordingly, Royce’s investment focus on small-cap securities generally leads it to have a long-term outlook of at least two years for a portfolio security.

Value Investing
Royce’s portfolio managers use various value methods in managing the Fund’s assets. In selecting securities for the Fund, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s value approach strives to reduce some of the other risks of investing in mid- and small-cap securities (for the Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid- and small-cap companies. For more information regarding the specific approach used for the Fund’s portfolio, see pages 2-3.

Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad mid- and/or small-cap market declines, it may also potentially have the effect of limiting gains in strong mid- and/or small-cap up markets.

Temporary Investments
The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

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Royce invests in equity securities of mid-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS
Royce & Associates, LLC is the Fund’s investment adviser and is responsible for the management of its assets. Royce has been investing in equity securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period and serves as Co-Manager of the Fund.

Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.

Royce’s investment staff also includes Steven G. McBoyle, Portfolio Manager, who serves as Co-Manager of the Fund. Mr. McBoyle has been employed by Royce since June 2007 as a Portfolio Manager and previously was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions at Morgan Stanley (2000-2001).

The Fund’s Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, Inc. (“RFS”) distributes the Fund’s shares. The Royce Fund has adopted a distribution plan for the Service Class of the Fund under Rule 12b-1. Under the plan, the Service Class is obligated to pay a fee to RFS at the annual rate of up to 0.25% of its average net assets. RFS will use these fees to cover sales-related, shareholder servicing and account maintenance costs and to pay service and other fees to broker-dealers that introduce investors to the Fund.

State Street Bank and Trust Company is the custodian of the Fund’s securities, cash and other assets. State Street’s agent, Boston Financial Data Services – Midwest (“BFDS”), is the Fund’s transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rate of these fees, before any waiver to cap the expense ratios for the Fund at the specified level as shown in the Fees and Expenses table, is as follows:

Annual Rate of Fund’s Average Net Assets
-	1.00% of the first $2,000,000,000
-	0.95% of the next $2,000,000,000
-	0.90% of the next $2,000,000,000 and
-	0.85% of any additional average net assets

A discussion of the basis of the Board of Trustees’ approval of the Fund’s investment advisory agreement will be included in the Fund’s Annual Report to Shareholders for the period ending December 31, 2007.

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Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION
For a more detailed discussion of The Royce Fund policies regarding ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please contact Investor Services at (800) 221-4268.

Purchasing Shares

Minimum initial investment for shares purchased directly from The Royce Fund
Regular Account	$2,000
IRA	$1,000
Automatic Investment or Direct Deposit Accounts	$1,000
403(b)(7) or 401(k) Accounts	None
The minimum for subsequent investments is $50, regardless of account type.

The Fund offered through this Prospectus is no-load, meaning that you pay no sales fees to buy shares directly through The Royce Fund. The Fund pays its own management fees and other operating expenses as outlined in this prospectus.

If you purchase Fund shares through a third-party intermediary, such as a discount or full service broker-dealer, bank or other financial intermediary, or through a firm that provides recordkeeping and other shareholder services to employee benefit plans (“Retirement Plan Recordkeepers”), investment minimums, commissions, fees, policies and procedures may vary from those described in this Prospectus.

If you purchase Fund shares through a third party intermediary, the shares may be held in the name of that party on the Fund’s books. RFS and/or Royce may compensate broker-dealers, financial intermediaries, Retirement Plan Recordkeepers and other service providers that introduce investors to the Fund and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Fund to compensate such third parties to the extent the Board has determined that the services which these parties render to the Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Payments to third-party intermediaries may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make the Fund available over other mutual funds. You may ask your intermediary about those differing interests and how it is compensated for administering your Fund investment.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of the Fund, the Fund or your financial intermediary may ask for your name, address, date of

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birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Fund, however, is intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund that you held for less than 180 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Fund’s transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased the Fund’s shares on June 1, 2007, these shares would be subject to the fee if you were to redeem them prior to November 28, 2007. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2007.

You will incur no fee on shares that you acquire through distribution reinvestment but, except as described below, the redemption fee will apply to shares that you exchange into another Royce Fund. The following types of shareholders and accounts are generally exempt from the early redemption fee: participants in Automatic Investment or Automatic Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

Other Redemption Information
The Royce Fund may suspend redemption privileges or postpone payment for the Fund when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances. The Fund will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind— under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
Large and frequent short-term trades in the Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of the Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by the Fund’s other shareholders.

The Fund’s Board of Trustees has determined that the Fund is not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Fund (the “Policy”).

The Policy provides that the Fund will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in the Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into the Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Fund will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining

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Round Trips. In addition, as described above, the Fund imposes a redemption fee on certain short-term redemptions to discourage frequent trading.

The Fund may reject any purchase or exchange order by any investor for any reason, including orders the Fund believes are made by short-term investors. In particular, under the Policy the Fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

With respect to accounts where shareholder transactions are processed, or records are kept, by third party intermediaries, the Fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Fund will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the third-party intermediary maintaining this account. However, the Fund may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Fund. There is no assurance, therefore, that the Fund will reject all such orders. The Fund does not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Fund that provide a substantially similar level of protection against excessive trading.

Although the Fund will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value Per Share
Net asset value per share is calculated by dividing the value of the Fund’s net assets by the number of its outstanding shares. The Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Fund may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Fund could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer- specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Fund will value its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Class of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in the Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to purchase or redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Fund’s policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Fund’s Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The

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Fund’s complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

Dividends, Distributions And Taxes
The Fund pays dividends, if any, from net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

If you redeem shares of the Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, the Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

The IRS requires that the Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

Taxation of Distributions
Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The tax character of Fund distributions is determined at the Fund level and is not related to how long you have owned the Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Fund’s annual distributions normally consist primarily of capital gains:

	Rate for 10% and 15%	Rate for 25% and higher
Distribution	tax bracket investors	tax bracket investors

Qualified dividend income	5%	15%
Other dividend income	Ordinary income rate	Ordinary income rate
Short-term capital gains	Ordinary income rate	Ordinary income rate
Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in the Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

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TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about the Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:
By telephone
(800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599

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Prospectus
September 17, 2007
(as amended on October 23, 2007
and October 25, 2007)

R Class Shares

Royce Value Fund
Royce Value Plus Fund

www.roycefunds.com

TheRoyceFund

Committed to Smaller Companies, Devoted to Value

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

Overview	1

Royce Value Fund	2

Royce Value Plus Fund	5

Investing in Small-Company Stocks	8

Management of the Funds	10

General Shareholder Information	11

Overview

At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest primarily in the securities of small- and micro-cap companies using various value methods. We evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. We may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects or its turnaround potential following an earnings disappointment or other business difficulties. We then use these factors to assess the company’s current worth, basing the assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. With this approach, we seek to select companies for investment by our Funds that we believe should increase toward our estimate of their current worth over a two- to five-year period, resulting in capital appreciation for Fund investors.

Our Funds’ ability to achieve their goals will depend largely on our portfolio managers’ skill in selecting their portfolio companies using our risk-averse value approaches. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

- Chuck Royce

R Class Shares of The Royce Funds are generally offered only through certain broker-dealers to “Retirement Plans” with accounts held on the books of the Funds through omnibus account arrangements (either at the plan level or at the level of the financial intermediary). “Retirement Plans” include 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employer-sponsored retirement plans. “Retirement Plans” do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keough plans or Section 529 college savings accounts. R Class shares are also not available to retail non-retirement accounts, SEPs, SARSEPs or SIMPLE IRAs.

The information on pages 2-7 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 8-9 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s value approach to investing. For biographical information about the portfolio managers and assistant portfolio managers of the respective Funds, please see page 10.

The performance information presented in this Prospectus is current to December 31, 2006. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

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ROYCE VALUE FUND

Portfolio Diagnostics (12/31/06)
Number of Holdings	71
Average Market Capitalization	$1,781 million

Investment Goal and Principal Strategies
Royce Value Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in equity securities issued by small- and mid-cap companies, those with stock market capitalizations from $500 million to $5 billion, that it believes are trading significantly below its estimate of their current worth. The Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. W. Whitney George and Jay Kaplan co-manage the Fund.

Normally, the Fund invests at least 80% of its net assets in equity securities of such small- and/or mid-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of 12/31/06 the Fund held a limited number of portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of small- and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

2

Service Class Annualized Total Returns (12/31/06)
	1 Year	5 Year	Since Inception (6/14/01)
Return Before Taxes	16.76%	16.17%	18.14%
Return After Taxes on Distributions	16.29	15.36	17.31
Return After Taxes on Distributions and Sale of Fund Shares	11.27	13.75	15.58
Russell 2000*	18.37	11.39	10.09
*Reflects no deductions for fees, expenses or taxes.

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index.The R Class has not yet commenced operations. The performance information shown is for Service Class shares, not offered in this Prospectus, that have 12b-1 fees that are 0.25% lower than those of the R Class. If R Class’s higher 12b-1 fees had been reflected, total returns would have been lower.

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management fees	1.00%
Distribution (12b-1) fees	0.50%
Other expenses	0.24%
Total annual Fund operating expenses	1.74%
The R Class’s “other expenses” are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$177	$548	$944	$2,052

3

Financial Highlights Information
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share (Service Class used for illustrative purposes). The Fund’s R Class has yet to commence operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Class (assuming reinvestment of all dividends and distributions) that have lower 12b-1 fees. If R Class’s higher 12b-1 fees had been reflected, total returns would have been lower. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.67	$8.39	$6.56	$4.35	$5.89
Investment Operations
Net investment income (loss)	(0.02)	(0.03)	(0.06)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.63	1.46	2.07	2.40	(1.32)
Total from investment operations	1.61	1.43	2.01	2.36	(1.38)
Distributions
Distributions from net investment income	(0.02)	—	—	—	—
Distributions from net realized gain on investments and foreign currency	(0.22)	(0.16)	(0.19)	(0.15)	(0.16)
Total distributions	(0.24)	(0.16)	(0.19)	(0.15)	(0.16)
Shareholder Redemption Fees	0.02	0.01	0.01	—	—
Net Asset Value, End of Period	$11.06	$9.67	$8.39	$6.56	$4.35
Total Return	16.76%	17.23%	30.94%	54.32%	(23.51)%

Net assets, end of period (thousands)	$452,383	$113,451	$38,713	$4,034	$1,319
Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.43%	1.53%	2.15%	3.46%	3.08%
Prior to fee waivers	1.42%	1.53%	2.15%	3.46%	3.08%
Net of fee waivers	1.31%	1.28%	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets	(0.15)%	(0.31)%	(0.77)%	(0.73)%	(1.26)%
Portfolio turnover rate	41%	44%	83%	181%	89%

4

ROYCE VALUE PLUS Fund

Portfolio Diagnostics (12/31/06)
Number of Holdings	115
Average Market Capitalization	$1,100 million

Investment Goal and Principal Strategies
Royce Value Plus Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by mid-, small- and/or micro-cap companies (those with stock market capitalizations less than $5 billion) that it believes are trading significantly below its estimate of their current worth, basing this assessment on factors such as balance sheet quality and cash flow levels. Consistent with Royce’s value approach to investing, the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. The Fund also gives consideration to those companies that Royce believes have above-average growth prospects. James A. Skinner III manages the Fund, assisted by W. Whitney George.

Normally, the Fund invests at least 80% of its net assets in equity securities of such mid-, small- and/or micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in the foreign securities.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of mid-, small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-, mid- and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund were to engage in foreign currency transactions for hedging purposes.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

5

Service Class Annualized Total Returns (12/31/06)
	1 Year	5 Year	Since Inception (6/14/01)
Return Before Taxes	19.35%	21.58%	23.51%
Return After Taxes on Distributions	18.80	20.73	22.58
Return After Taxes on Distributions and Sale of Fund Shares	12.81	18.65	20.45
Russell 2000*	18.37	11.39	10.09
*Reflects no deductions for fees, expenses or taxes.

The performance information above provides an indication of the past rewards and risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The R Class has not yet commenced operations. The performance information shown is for Service Class shares, not offered in this Prospectus, that have 12b-1 fees that are 0.25% lower than those of the R Class. If R Class’s higher 12b-1 fees had been reflected, total returns would have been lower.

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.

Fees and Expenses of the Fund
 The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for 180 days or more	None
On purchases held for less than 180 days	1.00%
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management fees	1.00%
Distribution (12b-1) fees	0.50%
Other expenses	0.24%
Total annual Fund operating expenses	1.74%

The R Class’s “other expenses” are estimated for the current fiscal year.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$177	$548	$944	$2,052

6

Financial Highlights Information
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share (Service Class used for illustrative purposes). The Fund’s R Class has yet to commence operations. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund’s Service Class (assuming reinvestment of all dividends and distributions) that have lower 12b-1 fees. If R Class’s higher 12b-1 fees had been reflected, total returns would have been lower. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2006 Annual Report to Shareholders, which is available at www.roycefunds.com or upon request.

Period Ended December 31,	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.03	$10.94	$8.57	$4.97	$5.97
Investment Operations
Net investment income (loss)	(0.06)	(0.04)	(0.08)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.38	1.47	2.47	4.01	(0.81)
Total from investment operations	2.32	1.43	2.39	3.96	(0.88)
Distributions
Distributions from net investment income	(0.00)	—	—	—	—
Distributions from net realized gain on investments and foreign currency	(0.27)	(0.35)	(0.04)	(0.36)	(0.12)
Total distributions	(0.27)	(0.35)	(0.04)	(0.36)	(0.12)
Shareholder Redemption Fees	0.01	0.01	0.02	—	—
Net Asset Value, End of Period	$14.09	$12.03	$10.94	$8.57	$4.97
Total Return	19.35%	13.20%	28.19%	79.88%	(14.74)%

Net assets, end of period (thousands)	$1,513,626	$293,856	$211,981	$20,405	$3,934
Ratio of expenses to average net assets
Prior to fee waivers and balance credits	1.41%	1.42%	1.55%	2.01%	2.10%
Prior to fee waivers	1.40%	1.42%	1.55%	2.01%	2.10%
Net of fee waivers	1.26%	1.17%	1.30%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets	(0.45)%	(0.54)%	(0.84)%	(0.91)%	(1.29)%
Portfolio turnover rate	31%	62%	56%	161%	110%

7

Small-capitalization stocks or Small-caps are stocks issued by companies with market capitalizations of $2.5 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by
Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS
Royce views the large and diverse universe of small-cap companies available for investment by the Funds as having two investment segments or tiers- small-cap and micro-cap. Royce defines the upper tier of the small-cap universe as those companies with market capitalizations between $500 million and $2.5 billion. We refer to the segment of companies with market capitalizations less than $500 million as micro-cap.

Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies.

As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally leads it to have a long-term investment outlook of at least two years for a portfolio security.

The micro-cap segment consists of more than 5,300 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk.

The upper tier of the small-cap universe of securities consists of more than 1,800 companies. In this segment, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices. The Funds in this Prospectus may also invest in mid-cap securities. Defined as those companies with market caps between $2.5 billion and $5 billion, the sector includes more than 500 companies. In general, mid-caps share the same characteristics as the upper tier of small-cap. As a result, Royce normally employs a more concentrated approach when investing in these companies, holding proportionately larger positions in a relatively limited number of securities.

Value Investing
Royce’s portfolio managers use various value methods in managing the Funds’ assets. In selecting securities for the Funds, they evaluate the quality of a company’s balance sheet, the level of its cash flows and other measures of a company’s financial condition and profitability. The portfolio managers may also consider other factors, such as a company’s unrecognized asset values, its future growth prospects (especially in Value Plus Fund) or its turnaround potential following an earnings disappointment or other business difficulties. The portfolio managers then use these factors to assess the company’s current worth, basing this assessment on either what they believe a knowledgeable buyer might pay to acquire the entire company or what they think the value of the company should be in the stock market.

8

Royce’s portfolio managers generally invest in securities of companies that are trading significantly below their estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Seeking long-term growth of capital, they also evaluate the prospects for the market price of the company’s securities to increase over a two- to five-year period toward this estimate.

Royce’s value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating other risk factors. For example, its portfolio managers generally attempt to lessen financial risk by buying companies with strong balance sheets and low leverage. While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility. For more information regarding the specific approach used for each Fund’s portfolio, see pages 2-7.

Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments
Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

9

Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS
Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 30 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period.

Royce’s senior investment staff includes the following portfolio managers: W. Whitney George, Managing Director and Vice President, who serves as Co-Manager and Assistant Portfolio Manager of Royce Value Fund and Royce Value Plus Fund, respectively; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Mr. George has been a Senior Portfolio Manager at Royce since 2000 and previously was a Senior Analyst. He has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 as a Senior Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in February 1998 as a Senior Portfolio Manager and previously was Managing Director of Lazard Freres & Co., LLC.

Royce’s investment staff also includes: Jay Kaplan, Principal, who serves as Co- Manager of Royce Value Fund; and James A. Skinner III, Principal, who serves as Portfolio Manager of Royce Value Plus Fund. Assistant Portfolio Managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision of a Fund’s Portfolio Manager.

Mr. Kaplan has been employed by Royce since 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003 and was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001) and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch.

The Fund’s Statement of Additional Information provides additional information about the structure of the portfolio managers’ compensation, other accounts that they manage and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the R Class under Rule 12b-1. Under this plan and the distribution agreements, the R Class is obligated to pay a fee to RFS of up to 0.50% per year of its average net assets. RFS uses this fee to cover sales-related, shareholder servicing and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets in the R Class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 0.50% fee payable by the R Class of any Fund if it closes to new investors.

State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, Boston Financial Data Services – Midwest (“BFDS”), is the Funds’ transfer agent.

Investment Advisory Services Provided By Royce
Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios for the Funds at specified levels as shown in the Fees and Expenses tables, if any, are as follows:

Annual Rate of Fund’s Average Net Assets
-	1.00% of the first $2,000,000,000
-	0.95% of the next $2,000,000,000
-	0.90% of the next $2,000,000,000 and
-	0.85% of any additional average net assets

10

For 2006, the actual net fees, after waivers, paid to Royce on average net assets were 1.00% for each of Royce Value Fund and Royce Value Plus Fund. For a discussion of the basis of the Board of Trustees’ most recent approval of the Funds’ investment advisory agreements, please see the Funds’ June 30 Semiannual Report to Shareholders.

Net Asset Value (NAV) is the value of each Class of a Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION
 For a more detailed discussion of The Royce Fund policies regarding ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please contact Investor Services at (800) 221-4268.

Purchasing Shares
R Class Shares are generally offered only through certain broker-dealers to “Retirement Plans”—as defined on page one above.

Investment minimums, commissions, fees, policies and procedures will vary for Fund shares purchased through a third party intermediary such as a bank or other financial intermediary. Fund shares purchased through a third party intermediary may be held in the name of that party on the Fund’s books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers that introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares. In addition, The Royce Fund’s Board of Trustees has authorized the Funds to compensate such third parties to the extent the Board has determined that the services which these parties render to a Fund are non-distribution-related shareholder services, including recordkeeping and account maintenance services.

Royce may make payments for distribution and/or administrative services related to the Funds in this Prospectus to broker-dealers, financial intermediaries, Retirement Plan Recordkeepers and other service providers out of its own resources. Additional information about these arrangements can be found in the Fund’s Statement of Additional Information.

Payments to third-party intermediaries may be more or less than the payments received by these parties with respect to other mutual funds, and may influence the intermediary to make a Fund available over other mutual funds. You may ask your intermediary about those differing interests and how it is compensated for administering your Fund investment.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request. The Funds do not offer their shares for sale outside of the United States.

Customer Identification Program
 To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open a new account to buy shares of a Fund, the Fund or your financial intermediary may ask for your name, address, date of birth and other information that will allow the Fund to identify you. If the Fund or your financial intermediary is unable to adequately verify your identity within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Redeeming Shares
You may redeem shares in your account at any time. The Funds, however, are intended primarily for long-term investment purposes and are not intended to provide a means of speculating on short-term market movements.

Early Redemption Fee
In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund that you held for less than 180 days. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

11

The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. For accounts registered on the books of the Funds’ transfer agent, the anniversary day of an account transaction determines the 180-day holding period, so that if you purchased a Fund’s shares on June 1, 2007, these shares would be subject to the fee if you were to redeem them prior to November 28, 2007. In this example, the shares would not be subject to a fee if you were to redeem the shares on or after November 28, 2007.

You will incur no fee on shares that you acquire through distribution reinvestment but, except as described below, the redemption fee will apply to shares that you exchange into another Royce Fund. The following types of shareholders and accounts are generally exempt from the early redemption fee: participants in Automatic Investment or Automatic Withdrawal Plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions. However, these exemptions may not be available to investors who hold R Class shares through certain broker-dealers and other financial intermediaries.

Other Redemption Information
 The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities—redemption in kind—under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Frequent Trading of Fund Shares
 Large and frequent short-term trades in a Fund’s shares increase the administrative costs associated with processing its shareholder transactions. This kind of trading may also potentially interfere with the efficient management of a Fund’s portfolio and increase the costs associated with trading its portfolio securities. In addition, under certain circumstances frequent trading may dilute the returns earned on shares held by a Fund’s other shareholders.

The Funds’ Board of Trustees has determined that the Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, and has therefore adopted a policy intended to discourage shareholders from trading that could be detrimental to long-term shareholders of the Funds (the “Policy”).

The Policy provides that the Funds will monitor shareholder trading activity and will seek to restrict a shareholder’s trading privileges in a Fund if that shareholder is found to have engaged in multiple “Round Trip” transactions. A “Round Trip” is defined as a purchase (including exchanges) into a Fund followed by a sale (including exchanges) of the same or a similar number of shares out of the Fund within 30 days of the purchase. The Funds will make inquiries or take action against any such shareholder whose trading appears inconsistent with the Policy. Purchases and sales of Fund shares made through an automatic investment plan or systematic withdrawal plan are not considered when determining Round Trips. In addition, as described above, the Funds impose a redemption fee on certain short-term redemptions to discourage frequent trading.

The Funds may reject any purchase or exchange order by any investor for any reason, including orders the Funds believe are made by short-term investors. In particular, under the Policy the Funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever they detect a pattern of excessive trading.

With respect to accounts where shareholder transactions are processed, or records are kept, by third party intermediaries, the Funds use reasonable efforts to monitor such accounts to detect suspicious trading patterns. Transactions placed through the same financial intermediary or omnibus account may be deemed part of a group for this purpose and therefore be rejected. For any account that is so identified, the Funds will make further inquiries and take any other necessary actions to enforce the Policy against the shareholder(s) trading through this account and, if necessary, the

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third-party intermediary maintaining this account. However, the Funds may not be able to determine that a specific order, especially an order made through an omnibus, retirement plan or similar account, is short term or excessive and whether it may be disruptive to the Funds. There is no assurance, therefore, that the Funds will reject all such orders. The Funds do not have any arrangements with any investor or financial intermediary to permit frequent purchases and redemptions of their shares. The Funds may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the Funds that provide a substantially similar level of protection against excessive trading.

Although the Funds will monitor shareholder transactions for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Net Asset Value Per Share
Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees. In certain cases, market value may be determined using information provided by a pricing service approved by the Board of Trustees. Valuing securities at their fair values involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value methods to price securities, the Funds may value those securities higher or lower than another fund using not readily available market quotations or its own fair value methods to price the same securities. There can be no assurance that the Funds could obtain the fair value price assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Because trading hours for certain non-U.S. securities end before the close of the New York Stock Exchange (generally 4 p.m. Eastern time), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer- specific event has occurred during this time that, in Royce’s judgment, is likely to have affected the closing price of a security, it may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. The Funds will value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed. The net asset value per share (NAV) for each Class of a Fund is calculated as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Securities in each Fund’s portfolio that primarily trade on a foreign exchange may change in value on a day that the Exchange is closed and the Fund’s shareholders are not able to purchase or redeem shares in the Fund. If the Fund, its transfer agent or any other authorized agent receives your trade order by the close of regular trading on the NYSE, your order will receive that day’s NAV. If your order is received after the close of regular trading, it will receive the next business day’s NAV. If you place your order through a financial intermediary rather than with the Fund or its transfer agent directly, the financial intermediary is responsible for transmitting your order to the Fund’s transfer agent in a timely manner.

Portfolio Disclosure Policy
A description of the Funds’ policy and procedures with respect to the disclosure of its portfolio securities holdings is available in the Funds’ Statement of Additional Information on The Royce Funds’ website www.roycefunds.com. The Funds’ complete portfolio holdings are also available on The Royce Funds’ website approximately 30 to 40 days after each calendar quarter end and remain available until the next quarter’s holdings are posted.

Reports
The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Directly registered shareholders can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “Shareholder Services” at www.roycefunds.com and click on “eDelivery Services” for more details.

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Dividends, Distributions And Taxes
The Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund. Dividends and distributions will be taxable to shareholders whether paid in cash or reinvested in additional shares.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, you will be required to treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

The IRS requires that a Fund withhold 28% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

Taxation of Distributions
Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The tax character of distributions is determined at the Fund level and is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. (To qualify for the tax rates shown below for qualified dividend income, investors must satisfy certain holding period requirements with respect to their Fund shares.) The Funds’ annual distributions normally consist primarily of capital gains:

	Rate for 10% and 15%	Rate for 25% and higher
Distribution	tax bracket investors	tax bracket investors
Qualified dividend income	5%	15%
Other dividend income	Ordinary income rate	Ordinary income rate
Short-term capital gains	Ordinary income rate	Ordinary income rate
Long-term capital gains	5%	15%

The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information (available at www.roycefunds.com or upon request) includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

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TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS
Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
Provides more details about The Royce Fund and its policies. A current SAI is available at www.roycefunds.com. It is also on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:
 By telephone
(800) 221-4268

By mail
The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet
Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

SEC File # 811-03599

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